UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

4221 North 203rd Street, Suite 100 Elkhorn, Nebraska	68022-3474
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions
80 Arkay Drive, Suite 110, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	402-895-1600

Date of fiscal year end:	3/31

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report
AlphaCentric Income Opportunities Fund

Class A Shares (IOFAX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/iofix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$264	2.64%

How did the Fund perform during the reporting period?

Performance in 2024 began with a broader interest rate rally, as participants anticipated the beginning of long-awaited Fed Funds rate cuts. The Fund's long-duration subprime mezzanine securities rallied with the market, although nuance and complexity presented a drag versus more straightforward fixed-coupon, fixed-maturity bond instruments.

Although Fed Funds rate cuts were finally realized in Q3 & Q4 2024, narratives surrounding inflation re-igniting as well as uncertainty injected by assumptions about re-elected President Donald Trump's agenda contributed to higher yields in US Treasuries, which continued into 2025. The Fund's sector arguably experienced more negative impact than other fixed income categories, again due to the complexity of analysis regarding the Fund's bonds.

We have conducted swaps out of some of the Fund's more generic subprime holdings into rated Non-Agency RMBS bonds as a placeholder and to maintain "dry powder" for opportunities which arise. The Fund's higher-upside holdings, such as subprime mezzanine securities with larger potential writeback and optionality which will manifest with more Fed Funds rate cuts, remain its largest focus and we feel that the yield environment as well as the Fed's current profile of actions should meaningfully benefit these bonds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Income Opportunities Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,652
$11,538
May-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	AlphaCentric Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
May-2015	$9,524	$10,000
Mar-2016	$10,554	$10,274
Mar-2017	$11,844	$10,319
Mar-2018	$13,255	$10,443
Mar-2019	$13,959	$10,911
Mar-2020	$9,720	$11,886
Mar-2021	$14,333	$11,970
Mar-2022	$14,860	$11,473
Mar-2023	$11,869	$10,925
Mar-2024	$11,425	$11,110
Mar-2025	$11,538	$11,652

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 28, 2015)
AlphaCentric Income Opportunities Fund
Without Load	0.99%	3.49%	1.97%
With Load	-3.83%	2.48%	1.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.57%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$242,620,204
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$3,425,943
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Non-Agency Residential Mortgage Backed Securities	99.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

ABS
84.9%
CMO
15.1%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.3%
CMO	15.1%
ABS	84.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 1.349%, 07/25/36	13.4%
CIT Mortgage Loan Trust 2007-1, 5.283%, 10/25/37	9.0%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	6.0%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.941%, 08/25/57	5.0%
Citigroup Mortgage Loan Trust 2007-AHL1, 3.100%, 12/25/36	4.3%
CIT Mortgage Loan Trust 2007-1, 4.817%, 10/25/37	4.3%
Carrington Mortgage Loan Trust Series 2007-RFC1, 0.110%, 12/25/36	4.3%
RAAC Series 2007-SP3 Trust, 6.238%, 09/25/47	3.4%
Nationstar Home Equity Loan Trust 2007-B, 4.401%, 04/25/37	3.2%
First Franklin Mortgage Loan Trust 2006-FF9, 4.488%, 06/25/36	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Income Opportunities Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/iofix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-IOFAX

AlphaCentric Income Opportunities Fund

Class C Shares (IOFCX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/iofix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$339	3.39%

How did the Fund perform during the reporting period?

Performance in 2024 began with a broader interest rate rally, as participants anticipated the beginning of long-awaited Fed Funds rate cuts. The Fund's long-duration subprime mezzanine securities rallied with the market, although nuance and complexity presented a drag versus more straightforward fixed-coupon, fixed-maturity bond instruments.

Although Fed Funds rate cuts were finally realized in Q3 & Q4 2024, narratives surrounding inflation re-igniting as well as uncertainty injected by assumptions about re-elected President Donald Trump's agenda contributed to higher yields in US Treasuries, which continued into 2025. The Fund's sector arguably experienced more negative impact than other fixed income categories, again due to the complexity of analysis regarding the Fund's bonds.

We have conducted swaps out of some of the Fund's more generic subprime holdings into rated Non-Agency RMBS bonds as a placeholder and to maintain "dry powder" for opportunities which arise. The Fund's higher-upside holdings, such as subprime mezzanine securities with larger potential writeback and optionality which will manifest with more Fed Funds rate cuts, remain its largest focus and we feel that the yield environment as well as the Fed's current profile of actions should meaningfully benefit these bonds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Income Opportunities Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,652
$11,269
May-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	AlphaCentric Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
May-2015	$10,000	$10,000
Mar-2016	$11,019	$10,274
Mar-2017	$12,271	$10,319
Mar-2018	$13,631	$10,443
Mar-2019	$14,256	$10,911
Mar-2020	$9,851	$11,886
Mar-2021	$14,412	$11,970
Mar-2022	$14,833	$11,473
Mar-2023	$11,756	$10,925
Mar-2024	$11,242	$11,110
Mar-2025	$11,269	$11,652

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 28, 2015)
AlphaCentric Income Opportunities Fund	0.24%	2.72%	1.22%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.57%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$242,620,204
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$3,425,943
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Non-Agency Residential Mortgage Backed Securities	99.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.3%
CMO	15.1%
ABS	84.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 1.349%, 07/25/36	13.4%
CIT Mortgage Loan Trust 2007-1, 5.283%, 10/25/37	9.0%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	6.0%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.941%, 08/25/57	5.0%
Citigroup Mortgage Loan Trust 2007-AHL1, 3.100%, 12/25/36	4.3%
CIT Mortgage Loan Trust 2007-1, 4.817%, 10/25/37	4.3%
Carrington Mortgage Loan Trust Series 2007-RFC1, 0.110%, 12/25/36	4.3%
RAAC Series 2007-SP3 Trust, 6.238%, 09/25/47	3.4%
Nationstar Home Equity Loan Trust 2007-B, 4.401%, 04/25/37	3.2%
First Franklin Mortgage Loan Trust 2006-FF9, 4.488%, 06/25/36	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Income Opportunities Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/iofix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-IOFCX

AlphaCentric Income Opportunities Fund

Class I Shares (IOFIX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/iofix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$240	2.39%

How did the Fund perform during the reporting period?

Performance in 2024 began with a broader interest rate rally, as participants anticipated the beginning of long-awaited Fed Funds rate cuts. The Fund's long-duration subprime mezzanine securities rallied with the market, although nuance and complexity presented a drag versus more straightforward fixed-coupon, fixed-maturity bond instruments.

Although Fed Funds rate cuts were finally realized in Q3 & Q4 2024, narratives surrounding inflation re-igniting as well as uncertainty injected by assumptions about re-elected President Donald Trump's agenda contributed to higher yields in US Treasuries, which continued into 2025. The Fund's sector arguably experienced more negative impact than other fixed income categories, again due to the complexity of analysis regarding the Fund's bonds.

We have conducted swaps out of some of the Fund's more generic subprime holdings into rated Non-Agency RMBS bonds as a placeholder and to maintain "dry powder" for opportunities which arise. The Fund's higher-upside holdings, such as subprime mezzanine securities with larger potential writeback and optionality which will manifest with more Fed Funds rate cuts, remain its largest focus and we feel that the yield environment as well as the Fed's current profile of actions should meaningfully benefit these bonds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Income Opportunities Fund
Bloomberg U.S. Aggregate Bond Index
$20,000
$15,000
$10,000
$5,000
$0
$12,419
$11,652
May-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	AlphaCentric Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
May-2015	$10,000	$10,000
Mar-2016	$11,100	$10,274
Mar-2017	$12,495	$10,319
Mar-2018	$14,014	$10,443
Mar-2019	$14,806	$10,911
Mar-2020	$10,334	$11,886
Mar-2021	$15,269	$11,970
Mar-2022	$15,870	$11,473
Mar-2023	$12,711	$10,925
Mar-2024	$12,268	$11,110
Mar-2025	$12,419	$11,652

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 28, 2015)
AlphaCentric Income Opportunities Fund	1.23%	3.75%	2.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.57%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$242,620,204
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$3,425,943
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Non-Agency Residential Mortgage Backed Securities	99.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.3%
CMO	15.1%
ABS	84.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 1.349%, 07/25/36	13.4%
CIT Mortgage Loan Trust 2007-1, 5.283%, 10/25/37	9.0%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	6.0%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.941%, 08/25/57	5.0%
Citigroup Mortgage Loan Trust 2007-AHL1, 3.100%, 12/25/36	4.3%
CIT Mortgage Loan Trust 2007-1, 4.817%, 10/25/37	4.3%
Carrington Mortgage Loan Trust Series 2007-RFC1, 0.110%, 12/25/36	4.3%
RAAC Series 2007-SP3 Trust, 6.238%, 09/25/47	3.4%
Nationstar Home Equity Loan Trust 2007-B, 4.401%, 04/25/37	3.2%
First Franklin Mortgage Loan Trust 2006-FF9, 4.488%, 06/25/36	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Income Opportunities Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/iofix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-IOFIX

AlphaCentric Life Sciences and Healthcare Fund

Class A Shares (LYFAX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Life Sciences and Healthcare Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/lyfix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$173	1.70%

How did the Fund perform during the reporting period?

Fund performance was influenced by industry exposure and stock performance. The Fund’s largest industry weights were in pharmaceuticals, health care equipment, and biotechnology. The best-performing industry in the period under management was health care services. The worst-performing industry in the same period was life science tools & services.

The greatest contributor to performance in the period was Verona Pharma Plc (VRNA), who is successfully launching its newly approved drug, Ohtuvayre, for COPD patients. The greatest detractor in the period was Novo Nordisk (NVO). This stock declined after the company released data for a new weight loss drug, CagriSema.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Life Sciences and Healthcare Fund
S&P 500® Index
S&P Biotechnology Select Industry Index
S&P Health Care Select Sector Index
$20,000
$15,000
$10,000
$5,000
$0
$19,430
$16,210
$15,404
$8,767
11/29/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	AlphaCentric Life Sciences and Healthcare Fund	S&P 500® Index	S&P Biotechnology Select Industry Index	S&P Health Care Select Sector Index
11/29/19	$9,425	$10,000	$10,000	$10,000
03/31/20	$9,001	$8,283	$8,296	$9,046
03/31/21	$15,004	$12,950	$14,534	$12,125
03/31/22	$14,593	$14,977	$9,659	$14,441
03/31/23	$15,031	$13,819	$8,153	$13,907
03/31/24	$14,911	$17,948	$10,245	$16,144
03/31/25	$15,404	$19,430	$8,767	$16,210

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 29, 2019)
AlphaCentric Life Sciences and Healthcare Fund
Without Load	3.30%	11.34%	9.64%
With Load	-2.66%	10.04%	8.43%
S&P 500® Index	8.25%	18.59%	13.25%
S&P Biotechnology Select Industry Index	-14.43%	1.11%	-2.44%
S&P Health Care Select Sector Index	0.40%	12.37%	9.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$44,176,573
Number of Portfolio Holdings	64
Advisory Fee (net of waivers)	$599,447
Portfolio Turnover	164%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Health Care
98.0%
Money Market Funds
1.9%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.9%
Health Care	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eli Lilly & Company	9.2%
UnitedHealth Group, Inc.	8.4%
Johnson & Johnson	5.0%
AbbVie, Inc.	5.0%
AstraZeneca plc	4.2%
Merck & Company, Inc.	3.7%
Boston Scientific Corporation	3.5%
Novartis A.G.	3.2%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 1, 2024, the Fund’s name changed from “AlphaCentric LifeSci Healthcare Fund” to “AlphaCentric LifeSciences and Healthcare Fund.” Kennedy Capital Management LLC replaced LifeSci Fund Management LLC as the Fund’s sub-advisor, and Ryan Dunnegan, CPA replaced Mark G. Charest as portfolio manager of the Fund. Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Life Sciences and Healthcare Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/lyfix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-LYFAX

AlphaCentric Life Sciences and Healthcare Fund

Class C Shares (LYFCX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Life Sciences and Healthcare Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/lyfix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$249	2.45%

How did the Fund perform during the reporting period?

Fund performance was influenced by industry exposure and stock performance. The Fund’s largest industry weights were in pharmaceuticals, health care equipment, and biotechnology. The best-performing industry in the period under management was health care services. The worst-performing industry in the same period was life science tools & services.

The greatest contributor to performance in the period was Verona Pharma Plc (VRNA), who is successfully launching its newly approved drug, Ohtuvayre, for COPD patients. The greatest detractor in the period was Novo Nordisk (NVO). This stock declined after the company released data for a new weight loss drug, CagriSema.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Life Sciences and Healthcare Fund
S&P 500® Index
S&P Biotechnology Select Industry Index
S&P Health Care Select Sector Index
$20,000
$15,000
$10,000
$5,000
$0
$19,430
$16,210
$15,823
$8,767
11/29/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	AlphaCentric Life Sciences and Healthcare Fund	S&P 500® Index	S&P Biotechnology Select Industry Index	S&P Health Care Select Sector Index
11/29/19	$10,000	$10,000	$10,000	$10,000
03/31/20	$9,550	$8,283	$8,296	$9,046
03/31/21	$15,889	$12,950	$14,534	$12,125
03/31/22	$15,326	$14,977	$9,659	$14,441
03/31/23	$15,672	$13,819	$8,153	$13,907
03/31/24	$15,436	$17,948	$10,245	$16,144
03/31/25	$15,823	$19,430	$8,767	$16,210

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 29, 2019)
AlphaCentric Life Sciences and Healthcare Fund	2.51%	10.63%	8.98%
S&P 500® Index	8.25%	18.59%	13.25%
S&P Biotechnology Select Industry Index	-14.43%	1.11%	-2.44%
S&P Health Care Select Sector Index	0.40%	12.37%	9.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$44,176,573
Number of Portfolio Holdings	64
Advisory Fee (net of waivers)	$599,447
Portfolio Turnover	164%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.9%
Health Care	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eli Lilly & Company	9.2%
UnitedHealth Group, Inc.	8.4%
Johnson & Johnson	5.0%
AbbVie, Inc.	5.0%
AstraZeneca plc	4.2%
Merck & Company, Inc.	3.7%
Boston Scientific Corporation	3.5%
Novartis A.G.	3.2%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 1, 2024, the Fund’s name changed from “AlphaCentric LifeSci Healthcare Fund” to “AlphaCentric LifeSciences and Healthcare Fund.” Kennedy Capital Management LLC replaced LifeSci Fund Management LLC as the Fund’s sub-advisor, and Ryan Dunnegan, CPA replaced Mark G. Charest as portfolio manager of the Fund. Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Life Sciences and Healthcare Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/lyfix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-LYFCX

AlphaCentric Life Sciences and Healthcare Fund

Class I Shares (LYFIX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Life Sciences and Healthcare Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/lyfix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$148	1.45%

How did the Fund perform during the reporting period?

Fund performance was influenced by industry exposure and stock performance. The Fund’s largest industry weights were in pharmaceuticals, health care equipment, and biotechnology. The best-performing industry in the period under management was health care services. The worst-performing industry in the same period was life science tools & services.

The greatest contributor to performance in the period was Verona Pharma Plc (VRNA), who is successfully launching its newly approved drug, Ohtuvayre, for COPD patients. The greatest detractor in the period was Novo Nordisk (NVO). This stock declined after the company released data for a new weight loss drug, CagriSema.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Life Sciences and Healthcare Fund
S&P 500® Index
S&P Biotechnology Select Industry Index
S&P Health Care Select Sector Index
$20,000
$15,000
$10,000
$5,000
$0
$19,430
$16,533
$16,210
$8,767
11/29/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	AlphaCentric Life Sciences and Healthcare Fund	S&P 500® Index	S&P Biotechnology Select Industry Index	S&P Health Care Select Sector Index
11/29/19	$10,000	$10,000	$10,000	$10,000
03/31/20	$9,550	$8,283	$8,296	$9,046
03/31/21	$15,950	$12,950	$14,534	$12,125
03/31/22	$15,557	$14,977	$9,659	$14,441
03/31/23	$16,057	$13,819	$8,153	$13,907
03/31/24	$15,967	$17,948	$10,245	$16,144
03/31/25	$16,533	$19,430	$8,767	$16,210

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 29, 2019)
AlphaCentric Life Sciences and Healthcare Fund	3.54%	11.60%	9.88%
S&P 500® Index	8.25%	18.59%	13.25%
S&P Biotechnology Select Industry Index	-14.43%	1.11%	-2.44%
S&P Health Care Select Sector Index	0.40%	12.37%	9.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$44,176,573
Number of Portfolio Holdings	64
Advisory Fee (net of waivers)	$599,447
Portfolio Turnover	164%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.9%
Health Care	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eli Lilly & Company	9.2%
UnitedHealth Group, Inc.	8.4%
Johnson & Johnson	5.0%
AbbVie, Inc.	5.0%
AstraZeneca plc	4.2%
Merck & Company, Inc.	3.7%
Boston Scientific Corporation	3.5%
Novartis A.G.	3.2%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 1, 2024, the Fund’s name changed from “AlphaCentric LifeSci Healthcare Fund” to “AlphaCentric LifeSciences and Healthcare Fund.” Kennedy Capital Management LLC replaced LifeSci Fund Management LLC as the Fund’s sub-advisor, and Ryan Dunnegan, CPA replaced Mark G. Charest as portfolio manager of the Fund. Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Life Sciences and Healthcare Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/lyfix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-LYFIX

AlphaCentric Premium Opportunity Fund

Class A Shares (HMXAX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Premium Opportunity Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/hmxix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$223	2.24%

How did the Fund perform during the reporting period?

The past year proved challenging for systematic strategies such as those utilized by the Fund, characterized by a series of quick market reversals that tested both risk management systems and strategy timing. The S&P 500 experienced three relatively quick down drafts (around -5%, -8%, and -10%), each followed by equally rapid recoveries, creating a particularly difficult environment for systematic positioning. These V-shaped moves presented a classic hedging dilemma – where acting quickly to reduce exposure or adding defense often occurred just as markets bottomed, while if you chose a longer signal, it meant absorbing the initial impact of each decline. The Fund's performance reflected these challenges, though its multi-layered approach helped mitigate the worst effects of these whipsaws.

In response to this environment, we have adapted the Fund's positioning to emphasize longer-dated defensive strategies, particularly through out-of-the-money put options. This approach provides more durable downside risk management while allowing for continued market participation, reducing the need for precise timing of defensive moves. The strategy seeks to maintain sufficient flexibility to adjust to changing conditions while providing a more stable defensive foundation.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Premium Opportunity Fund
S&P 500® Index
$30,000
$20,000
$10,000
$0
$29,993
$15,593
Sep-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	AlphaCentric Premium Opportunity Fund	S&P 500® Index
Sep-2016	$9,426	$10,000
Mar-2017	$9,692	$11,012
Mar-2018	$8,749	$12,553
Mar-2019	$10,068	$13,745
Mar-2020	$12,447	$12,786
Mar-2021	$14,211	$19,991
Mar-2022	$14,529	$23,119
Mar-2023	$13,870	$21,332
Mar-2024	$15,795	$27,706
Mar-2025	$15,593	$29,993

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2016)
AlphaCentric Premium Opportunity Fund
Without Load	-1.28%	4.61%	6.10%
With Load	-6.96%	3.38%	5.37%
S&P 500® Index	8.25%	18.59%	13.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$55,337,994
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$981,026
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	89.8%
Purchased Options	16.8%
U.S. Government & Agencies	7.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market
50.7%
U.S. Treasury Obligations
4.5%
Future Option
1.4%
Purchased Options
-0.1%
Other Assets in Excess of Liabilities
43.5%

Value	Value
Other Assets in Excess of Liabilities	43.5%
Purchased Options	-0.1%
Future Option	1.4%
U.S. Treasury Obligations	4.5%
Money Market	50.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	42.8%
Fidelity Investments Money Market Government Portfolio, Class I	7.9%
United States Treasury Note, 2.875%	4.5%
S&P500 Emini Option, 06/20/25 5650.0 Call	2.8%
S&P 500 Index, 01/16/26 6300.0 Put	1.1%
S&P 500 Index, 11/21/25 6200.0 Put	1.0%
S&P 500 Index, 09/19/25 6100.0 Put	0.9%
S&P500 Emini Option, 06/20/25 6150.0 Put	0.7%
S&P500 Emini Option, 05/30/25 5300.0 Put	0.6%
S&P Emini 3rd Week, 05/16/25 5300.0 Put	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Premium Opportunity Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/hmxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-HMXAX

AlphaCentric Premium Opportunity Fund

Class C Shares (HMXCX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Premium Opportunity Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/hmxix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$296	2.99%

How did the Fund perform during the reporting period?

The past year proved challenging for systematic strategies such as those utilized by the Fund, characterized by a series of quick market reversals that tested both risk management systems and strategy timing. The S&P 500 experienced three relatively quick down drafts (around -5%, -8%, and -10%), each followed by equally rapid recoveries, creating a particularly difficult environment for systematic positioning. These V-shaped moves presented a classic hedging dilemma – where acting quickly to reduce exposure or adding defense often occurred just as markets bottomed, while if you chose a longer signal, it meant absorbing the initial impact of each decline. The Fund's performance reflected these challenges, though its multi-layered approach helped mitigate the worst effects of these whipsaws.

In response to this environment, we have adapted the Fund's positioning to emphasize longer-dated defensive strategies, particularly through out-of-the-money put options. This approach provides more durable downside risk management while allowing for continued market participation, reducing the need for precise timing of defensive moves. The strategy seeks to maintain sufficient flexibility to adjust to changing conditions while providing a more stable defensive foundation.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Premium Opportunity Fund
S&P 500® Index
$30,000
$20,000
$10,000
$0
$29,993
$15,625
Sep-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	AlphaCentric Premium Opportunity Fund	S&P 500® Index
Sep-2016	$10,000	$10,000
Mar-2017	$10,254	$11,012
Mar-2018	$9,192	$12,553
Mar-2019	$10,500	$13,745
Mar-2020	$12,957	$12,786
Mar-2021	$14,679	$19,991
Mar-2022	$14,893	$23,119
Mar-2023	$14,112	$21,332
Mar-2024	$15,950	$27,706
Mar-2025	$15,625	$29,993

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2016)
AlphaCentric Premium Opportunity Fund	-2.04%	3.82%	5.39%
S&P 500® Index	8.25%	18.59%	13.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$55,337,994
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$981,026
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	89.8%
Purchased Options	16.8%
U.S. Government & Agencies	7.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	43.5%
Purchased Options	-0.1%
Future Option	1.4%
U.S. Treasury Obligations	4.5%
Money Market	50.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	42.8%
Fidelity Investments Money Market Government Portfolio, Class I	7.9%
United States Treasury Note, 2.875%	4.5%
S&P500 Emini Option, 06/20/25 5650.0 Call	2.8%
S&P 500 Index, 01/16/26 6300.0 Put	1.1%
S&P 500 Index, 11/21/25 6200.0 Put	1.0%
S&P 500 Index, 09/19/25 6100.0 Put	0.9%
S&P500 Emini Option, 06/20/25 6150.0 Put	0.7%
S&P500 Emini Option, 05/30/25 5300.0 Put	0.6%
S&P Emini 3rd Week, 05/16/25 5300.0 Put	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Premium Opportunity Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/hmxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-HMXCX

AlphaCentric Premium Opportunity Fund

Class I Shares (HMXIX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Premium Opportunity Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/hmxix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$198	1.99%

How did the Fund perform during the reporting period?

The past year proved challenging for systematic strategies such as those utilized by the Fund, characterized by a series of quick market reversals that tested both risk management systems and strategy timing. The S&P 500 experienced three relatively quick down drafts (around -5%, -8%, and -10%), each followed by equally rapid recoveries, creating a particularly difficult environment for systematic positioning. These V-shaped moves presented a classic hedging dilemma – where acting quickly to reduce exposure or adding defense often occurred just as markets bottomed, while if you chose a longer signal, it meant absorbing the initial impact of each decline. The Fund's performance reflected these challenges, though its multi-layered approach helped mitigate the worst effects of these whipsaws.

In response to this environment, we have adapted the Fund's positioning to emphasize longer-dated defensive strategies, particularly through out-of-the-money put options. This approach provides more durable downside risk management while allowing for continued market participation, reducing the need for precise timing of defensive moves. The strategy seeks to maintain sufficient flexibility to adjust to changing conditions while providing a more stable defensive foundation.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

AlphaCentric Premium Opportunity Fund
S&P 500® Index
$60,000
$45,000
$30,000
$15,000
$0
$59,516
$30,682
Aug-2011
Mar-2012
Mar-2013
Mar-2014
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	AlphaCentric Premium Opportunity Fund	S&P 500® Index
Aug-2011	$10,000	$10,000
Mar-2012	$11,330	$11,704
Mar-2013	$13,730	$13,338
Mar-2014	$15,700	$16,254
Mar-2015	$16,520	$18,323
Mar-2016	$17,610	$18,650
Mar-2017	$18,599	$21,852
Mar-2018	$16,926	$24,910
Mar-2019	$19,525	$27,275
Mar-2020	$24,197	$25,372
Mar-2021	$27,689	$39,669
Mar-2022	$28,384	$45,876
Mar-2023	$27,157	$42,331
Mar-2024	$31,005	$54,979
Mar-2025	$30,682	$59,516

Average Annual Total Returns

	1 Year	5 Years	10 Years
AlphaCentric Premium Opportunity Fund	-1.04%	4.86%	6.39%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$55,337,994
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$981,026
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	89.8%
Purchased Options	16.8%
U.S. Government & Agencies	7.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	43.5%
Purchased Options	-0.1%
Future Option	1.4%
U.S. Treasury Obligations	4.5%
Money Market	50.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	42.8%
Fidelity Investments Money Market Government Portfolio, Class I	7.9%
United States Treasury Note, 2.875%	4.5%
S&P500 Emini Option, 06/20/25 5650.0 Call	2.8%
S&P 500 Index, 01/16/26 6300.0 Put	1.1%
S&P 500 Index, 11/21/25 6200.0 Put	1.0%
S&P 500 Index, 09/19/25 6100.0 Put	0.9%
S&P500 Emini Option, 06/20/25 6150.0 Put	0.7%
S&P500 Emini Option, 05/30/25 5300.0 Put	0.6%
S&P Emini 3rd Week, 05/16/25 5300.0 Put	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Premium Opportunity Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/hmxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-HMXIX

AlphaCentric Robotics and Automation Fund

Class A Shares (GNXAX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Robotics and Automation Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/gnxix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$174	1.76%

How did the Fund perform during the reporting period?

The AlphaCentric Robotics and Automation Fund's fiscal year ended March 31, 2025, was marked by significant market volatility, largely driven by President Trump's new trade policies. These policies, including tariffs on various imports, created cost pressures and supply chain disruptions, particularly impacting the robotics and automation industries. While the broader S&P 500 benefited from a shift to defensive stocks, the Fund, along with related indices, experienced substantial losses.

Despite the challenging market conditions, the Fund saw positive contributions from specific holdings. SoundHound AI, Kraken Robotics, and Procept BioRobotics delivered notable gains, and strategic timing allowed the Fund to capitalize on fourth-quarter surges before subsequent market declines. These successes highlight the Fund's ability to identify and leverage opportunities within the volatile sector.

Looking ahead, the Fund remains dedicated to its core strategy of investing in innovative robotics and automation companies. While the current trade environment presents challenges, we believe the long-term demand for automation solutions should persist, driven by the imperative for operational efficiency. The Fund will continue to adapt to market changes while seeking to generate value for shareholders.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Robotics and Automation Fund
S&P 500® Index
MSCI All World Index
$30,000
$20,000
$10,000
$0
$26,585
$21,209
$13,068
05/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	AlphaCentric Robotics and Automation Fund	S&P 500® Index	MSCI All World Index
05/31/17	$9,425	$10,000	$10,000
03/31/18	$12,001	$11,127	$11,107
03/31/19	$11,366	$12,183	$11,458
03/31/20	$9,551	$11,333	$10,225
03/31/21	$16,911	$17,720	$15,880
03/31/22	$14,472	$20,492	$17,108
03/31/23	$12,643	$18,908	$15,917
03/31/24	$13,351	$24,558	$19,706
03/31/25	$13,068	$26,585	$21,209

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2017)
AlphaCentric Robotics and Automation Fund
Without Load	-2.12%	6.47%	4.26%
With Load	-7.76%	5.21%	3.47%
MSCI All World Index	7.63%	15.71%	10.07%
S&P 500® Index	8.25%	18.59%	13.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,526,071
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$26,847
Portfolio Turnover	59%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	22.3%
Common Stocks	74.3%
Exchange-Traded Funds	2.2%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
51.2%
Money Market Funds
30.1%
Health Care
27.1%
Technology
16.1%
Specialty
2.8%
Communications
1.2%
Liabilities in Excess of Other Assets
-28.5%

Value	Value
Liabilities in Excess of Other Assets	-28.5%
Communications	1.2%
Specialty	2.8%
Technology	16.1%
Health Care	27.1%
Money Market Funds	30.1%
Industrials	51.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	28.6%
Stereotaxis, Inc.	8.4%
Rainbow Robotics	7.1%
Kraken Robotics, Inc.	6.4%
Keyence Corporation	6.2%
FANUC Corporation	5.4%
Rockwell Automation, Inc.	5.2%
Accuray, Inc.	5.0%
Intuitive Surgical, Inc.	5.0%
Doosan Robotics, Inc.	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Robotics and Automation Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/gnxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-GNXAX

AlphaCentric Robotics and Automation Fund

Class C Shares (GNXCX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Robotics and Automation Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/gnxix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$247	2.51%

How did the Fund perform during the reporting period?

The AlphaCentric Robotics and Automation Fund's fiscal year ended March 31, 2025, was marked by significant market volatility, largely driven by President Trump's new trade policies. These policies, including tariffs on various imports, created cost pressures and supply chain disruptions, particularly impacting the robotics and automation industries. While the broader S&P 500 benefited from a shift to defensive stocks, the Fund, along with related indices, experienced substantial losses.

Despite the challenging market conditions, the Fund saw positive contributions from specific holdings. SoundHound AI, Kraken Robotics, and Procept BioRobotics delivered notable gains, and strategic timing allowed the Fund to capitalize on fourth-quarter surges before subsequent market declines. These successes highlight the Fund's ability to identify and leverage opportunities within the volatile sector.

Looking ahead, the Fund remains dedicated to its core strategy of investing in innovative robotics and automation companies. While the current trade environment presents challenges, we believe the long-term demand for automation solutions should persist, driven by the imperative for operational efficiency. The Fund will continue to adapt to market changes while seeking to generate value for shareholders.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Robotics and Automation Fund
S&P 500® Index
MSCI All World Index
$30,000
$20,000
$10,000
$0
$26,585
$21,209
$13,077
05/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	AlphaCentric Robotics and Automation Fund	S&P 500® Index	MSCI All World Index
05/31/17	$10,000	$10,000	$10,000
03/31/18	$12,663	$11,127	$11,107
03/31/19	$11,897	$12,183	$11,458
03/31/20	$9,928	$11,333	$10,225
03/31/21	$17,445	$17,720	$15,880
03/31/22	$14,812	$20,492	$17,108
03/31/23	$12,845	$18,908	$15,917
03/31/24	$13,460	$24,558	$19,706
03/31/25	$13,077	$26,585	$21,209

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2017)
AlphaCentric Robotics and Automation Fund	-2.84%	5.67%	3.48%
MSCI All World Index	7.63%	15.71%	10.07%
S&P 500® Index	8.25%	18.59%	13.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,526,071
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$26,847
Portfolio Turnover	59%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	22.3%
Common Stocks	74.3%
Exchange-Traded Funds	2.2%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-28.5%
Communications	1.2%
Specialty	2.8%
Technology	16.1%
Health Care	27.1%
Money Market Funds	30.1%
Industrials	51.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	28.6%
Stereotaxis, Inc.	8.4%
Rainbow Robotics	7.1%
Kraken Robotics, Inc.	6.4%
Keyence Corporation	6.2%
FANUC Corporation	5.4%
Rockwell Automation, Inc.	5.2%
Accuray, Inc.	5.0%
Intuitive Surgical, Inc.	5.0%
Doosan Robotics, Inc.	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Robotics and Automation Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/gnxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-GNXCX

AlphaCentric Robotics and Automation Fund

Class I Shares (GNXIX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Robotics and Automation Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/gnxix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$150	1.51%

How did the Fund perform during the reporting period?

The AlphaCentric Robotics and Automation Fund's fiscal year ended March 31, 2025, was marked by significant market volatility, largely driven by President Trump's new trade policies. These policies, including tariffs on various imports, created cost pressures and supply chain disruptions, particularly impacting the robotics and automation industries. While the broader S&P 500 benefited from a shift to defensive stocks, the Fund, along with related indices, experienced substantial losses.

Despite the challenging market conditions, the Fund saw positive contributions from specific holdings. SoundHound AI, Kraken Robotics, and Procept BioRobotics delivered notable gains, and strategic timing allowed the Fund to capitalize on fourth-quarter surges before subsequent market declines. These successes highlight the Fund's ability to identify and leverage opportunities within the volatile sector.

Looking ahead, the Fund remains dedicated to its core strategy of investing in innovative robotics and automation companies. While the current trade environment presents challenges, we believe the long-term demand for automation solutions should persist, driven by the imperative for operational efficiency. The Fund will continue to adapt to market changes while seeking to generate value for shareholders.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Robotics and Automation Fund
S&P 500® Index
MSCI All World Index
$30,000
$20,000
$10,000
$0
$26,585
$21,209
$14,156
05/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	AlphaCentric Robotics and Automation Fund	S&P 500® Index	MSCI All World Index
05/31/17	$10,000	$10,000	$10,000
03/31/18	$12,773	$11,127	$11,107
03/31/19	$12,120	$12,183	$11,458
03/31/20	$10,216	$11,333	$10,225
03/31/21	$18,128	$17,720	$15,880
03/31/22	$15,552	$20,492	$17,108
03/31/23	$13,613	$18,908	$15,917
03/31/24	$14,421	$24,558	$19,706
03/31/25	$14,156	$26,585	$21,209

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2017)
AlphaCentric Robotics and Automation Fund	-1.84%	6.74%	4.54%
MSCI All World Index	7.63%	15.71%	10.07%
S&P 500® Index	8.25%	18.59%	13.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,526,071
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$26,847
Portfolio Turnover	59%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	22.3%
Common Stocks	74.3%
Exchange-Traded Funds	2.2%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-28.5%
Communications	1.2%
Specialty	2.8%
Technology	16.1%
Health Care	27.1%
Money Market Funds	30.1%
Industrials	51.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	28.6%
Stereotaxis, Inc.	8.4%
Rainbow Robotics	7.1%
Kraken Robotics, Inc.	6.4%
Keyence Corporation	6.2%
FANUC Corporation	5.4%
Rockwell Automation, Inc.	5.2%
Accuray, Inc.	5.0%
Intuitive Surgical, Inc.	5.0%
Doosan Robotics, Inc.	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Robotics and Automation Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/gnxix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-GNXIX

AlphaCentric Real Income Fund

Class A Shares (SIIAX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Real Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/siiix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$179	1.74%

How did the Fund perform during the reporting period?

For the fiscal year, the Fund's Class A Shares achieved a 5.69% gain, outperforming the Bloomberg U.S. Aggregate Bond Index 4.88%. Notably, CrossingBridge Advisors, LLC took over portfolio management on November 1, 2024.

During CrossingBridge Advisors' tenure as sub-adviser, the Fund's Class A Shares experienced a 0.13% increase, while the S&P USA REIT USD Total Return Index fell by -1.44% and the Bloomberg U.S. Aggregate Bond Index rose by 2.63%.

The Fund generated positive interest income and had realized losses alongside unrealized gains during the fiscal year, distributing all income for a 6.40% dividend yield. Although the NAV decreased slightly from $16.38 to $16.26, the $1.04 in income distributed resulted in a positive total return for the year. As of March 31, 2025, the Fund's net assets were allocated across various asset types, including Asset Backed Securities (24.5)%, Corporate Bonds (22.3)%, and Common Stocks (15.6)%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Real Income Fund
Bloomberg U.S. Aggregate Bond Index
S&P US REIT Index
S&P 500® Index
$15,000
$10,000
$5,000
$0
$14,144
$11,366
$10,604
$9,626
05/28/21
03/31/22
03/31/23
03/31/24
03/31/25

	AlphaCentric Real Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P US REIT Index	S&P 500® Index
05/28/21	$9,526	$10,000	$10,000	$10,000
03/31/22	$9,527	$9,479	$11,585	$10,903
03/31/23	$8,520	$9,025	$9,375	$10,060
03/31/24	$10,033	$9,179	$10,346	$13,066
03/31/25	$10,604	$9,626	$11,366	$14,144

Average Annual Total Returns

	1 Year	Since Inception (May 28, 2021)
AlphaCentric Real Income Fund
Without Load	5.69%	2.83%
With Load	0.65%	1.54%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.99%
S&P 500® Index	8.25%	9.45%
S&P US REIT Index	9.86%	3.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$49,030,606
Number of Portfolio Holdings	86
Advisory Fee (net of waivers)	$455,804
Portfolio Turnover	144%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	25.6%
Collateralized Mortgage Obligations	0.4%
Common Stocks	27.9%
Convertible Bonds	4.0%
Corporate Bonds	23.3%
Money Market Funds	3.8%
Preferred Stocks	7.0%
Term Loans	7.0%
U.S. Government & Agencies	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
27.3%
CMBS
20.8%
Energy
7.3%
Communications
6.5%
Industrials
6.1%
Materials
5.9%
Financials
5.6%
Consumer Discretionary
5.2%
Money Market Funds
3.7%
ABS
3.4%
Technology
2.0%
Utilities
1.1%
Mbs Passthrough
1.0%
CMO
0.7%
CLO
0.2%
Other Assets in Excess of Liabilities
3.2%

Value	Value
Other Assets in Excess of Liabilities	3.2%
CLO	0.2%
CMO	0.7%
Mbs Passthrough	1.0%
Utilities	1.1%
Technology	2.0%
ABS	3.4%
Money Market Funds	3.7%
Consumer Discretionary	5.2%
Financials	5.6%
Materials	5.9%
Industrials	6.1%
Communications	6.5%
Energy	7.3%
CMBS	20.8%
Real Estate	27.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gladstone Land Corporation	5.1%
Alpine Income Property Trust, Inc.	3.8%
First American Treasury Obligations Fund, Class X	3.7%
Builders FirstSource, Inc.	3.7%
CBL & Associates HoldCompany I, LLC	3.6%
BX Commercial Mortgage Trust 2021-SOAR, B	2.9%
Hawaiian Airlines 2013-1 Class A Pass Through	2.9%
Genworth Holdings, Inc.	2.8%
Graphic Packaging Holding Company	2.6%
Phillips 66	2.5%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 1, 2024, the Fund’s name changed from “AlphaCentric Strategic Income Fund” to “AlphaCentric Real Income Fund.” CrossingBridge Advisors, LLC replaced Gosen Rock Capital, LLC as the Fund’s sub-advisor. David K. Sherman, T. Kirk Whitney and Spencer Rolfe replaced David Gregory and Alex Cigolle as portfolio managers of the Fund. Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Real Income Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/siiix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-SIIAX

AlphaCentric Real Income Fund

Class C Shares (SIICX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Real Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/siiix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$255	2.49%

How did the Fund perform during the reporting period?

For the fiscal year, the Fund's Class C Shares achieved a 4.93% gain, outperforming the Bloomberg U.S. Aggregate Bond Index 4.88%. Notably, CrossingBridge Advisors, LLC took over portfolio management on November 1, 2024.

During CrossingBridge Advisors' tenure as sub-adviser, the Fund's Class C Shares experienced a -0.19% decline, while the S&P USA REIT USD Total Return Index fell by -1.44% and the Bloomberg U.S. Aggregate Bond Index rose by 2.63%.

The Fund generated positive interest income and had realized losses alongside unrealized gains during the fiscal year, distributing all income for a 5.67% dividend yield. Although the NAV decreased slightly from $16.34 to $16.22, the $0.92 in income distributed resulted in a positive total return for the year. As of March 31, 2025, the Fund's net assets were allocated across various asset types, including Asset Backed Securities (24.5)%, Corporate Bonds (22.3)%, and Common Stocks (15.6)%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Real Income Fund
Bloomberg U.S. Aggregate Bond Index
S&P US REIT Index
S&P 500® Index
$15,000
$10,000
$5,000
$0
$14,144
$11,366
$10,819
$9,626
05/28/21
03/31/22
03/31/23
03/31/24
03/31/25

	AlphaCentric Real Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P US REIT Index	S&P 500® Index
05/28/21	$10,000	$10,000	$10,000	$10,000
03/31/22	$9,939	$9,479	$11,585	$10,903
03/31/23	$8,822	$9,025	$9,375	$10,060
03/31/24	$10,311	$9,179	$10,346	$13,066
03/31/25	$10,819	$9,626	$11,366	$14,144

Average Annual Total Returns

	1 Year	Since Inception (May 28, 2021)
AlphaCentric Real Income Fund	4.93%	2.07%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.99%
S&P 500® Index	8.25%	9.45%
S&P US REIT Index	9.86%	3.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$49,030,606
Number of Portfolio Holdings	86
Advisory Fee (net of waivers)	$455,804
Portfolio Turnover	144%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	25.6%
Collateralized Mortgage Obligations	0.4%
Common Stocks	27.9%
Convertible Bonds	4.0%
Corporate Bonds	23.3%
Money Market Funds	3.8%
Preferred Stocks	7.0%
Term Loans	7.0%
U.S. Government & Agencies	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
CLO	0.2%
CMO	0.7%
Mbs Passthrough	1.0%
Utilities	1.1%
Technology	2.0%
ABS	3.4%
Money Market Funds	3.7%
Consumer Discretionary	5.2%
Financials	5.6%
Materials	5.9%
Industrials	6.1%
Communications	6.5%
Energy	7.3%
CMBS	20.8%
Real Estate	27.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gladstone Land Corporation	5.1%
Alpine Income Property Trust, Inc.	3.8%
First American Treasury Obligations Fund, Class X	3.7%
Builders FirstSource, Inc.	3.7%
CBL & Associates HoldCompany I, LLC	3.6%
BX Commercial Mortgage Trust 2021-SOAR, B	2.9%
Hawaiian Airlines 2013-1 Class A Pass Through	2.9%
Genworth Holdings, Inc.	2.8%
Graphic Packaging Holding Company	2.6%
Phillips 66	2.5%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 1, 2024, the Fund’s name changed from “AlphaCentric Strategic Income Fund” to “AlphaCentric Real Income Fund.” CrossingBridge Advisors, LLC replaced Gosen Rock Capital, LLC as the Fund’s sub-advisor. David K. Sherman, T. Kirk Whitney and Spencer Rolfe replaced David Gregory and Alex Cigolle as portfolio managers of the Fund. Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Real Income Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/siiix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-SIICX

AlphaCentric Real Income Fund

Class I Shares (SIIIX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Real Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/siiix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$153	1.49%

How did the Fund perform during the reporting period?

For the fiscal year, the Fund's Institutional Class I achieved a 5.99% gain, outperforming the Bloomberg U.S. Aggregate Bond Index 4.88%. Notably, CrossingBridge Advisors, LLC took over portfolio management on November 1, 2024.

During CrossingBridge Advisors' tenure as sub-adviser, the Fund's Institutional Class I experienced a 0.23% increase, while the S&P USA REIT USD Total Return Index fell by -1.44% and the Bloomberg U.S. Aggregate Bond Index rose by 2.63%.

The Fund generated positive interest income and had realized losses alongside unrealized gains during the fiscal year, distributing all income for a 6.63% dividend yield. Although the NAV decreased slightly from $16.41 to $16.30, the $1.08 in income distributed resulted in a positive total return for the year. As of March 31, 2025, the Fund's net assets were allocated across various asset types, including Asset Backed Securities (24.5)%, Corporate Bonds (22.3)%, and Common Stocks (15.6)%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

AlphaCentric Real Income Fund
Bloomberg U.S. Aggregate Bond Index
S&P US REIT Index
S&P 500® Index
$60,000
$45,000
$30,000
$15,000
$0
$56,517
$41,567
$26,796
$13,103
08/01/11
03/31/12
03/31/13
03/31/14
03/31/15
03/31/16
03/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	AlphaCentric Real Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P US REIT Index	S&P 500® Index
08/01/11	$10,000	$10,000	$10,000	$10,000
03/31/12	$10,300	$10,338	$10,888	$11,114
03/31/13	$13,020	$10,729	$12,540	$12,666
03/31/14	$14,500	$10,718	$13,060	$15,434
03/31/15	$15,740	$11,331	$16,208	$17,399
03/31/16	$15,300	$11,553	$16,870	$17,710
03/31/17	$17,400	$11,604	$17,314	$20,751
03/31/18	$20,400	$11,744	$16,496	$23,654
03/31/19	$20,900	$12,270	$20,004	$25,901
03/31/20	$19,860	$13,366	$15,720	$24,093
03/31/21	$36,140	$13,461	$21,620	$37,670
03/31/22	$37,046	$12,902	$27,313	$43,564
03/31/23	$33,233	$12,285	$22,102	$40,197
03/31/24	$39,216	$12,494	$24,391	$52,209
03/31/25	$41,567	$13,103	$26,796	$56,517

Average Annual Total Returns

	1 Year	5 Years	10 Years
AlphaCentric Real Income Fund	5.99%	15.92%	10.20%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
S&P 500® Index	8.25%	18.59%	12.50%
S&P US REIT Index	9.86%	11.26%	5.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$49,030,606
Number of Portfolio Holdings	86
Advisory Fee (net of waivers)	$455,804
Portfolio Turnover	144%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	25.6%
Collateralized Mortgage Obligations	0.4%
Common Stocks	27.9%
Convertible Bonds	4.0%
Corporate Bonds	23.3%
Money Market Funds	3.8%
Preferred Stocks	7.0%
Term Loans	7.0%
U.S. Government & Agencies	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
CLO	0.2%
CMO	0.7%
Mbs Passthrough	1.0%
Utilities	1.1%
Technology	2.0%
ABS	3.4%
Money Market Funds	3.7%
Consumer Discretionary	5.2%
Financials	5.6%
Materials	5.9%
Industrials	6.1%
Communications	6.5%
Energy	7.3%
CMBS	20.8%
Real Estate	27.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gladstone Land Corporation	5.1%
Alpine Income Property Trust, Inc.	3.8%
First American Treasury Obligations Fund, Class X	3.7%
Builders FirstSource, Inc.	3.7%
CBL & Associates HoldCompany I, LLC	3.6%
BX Commercial Mortgage Trust 2021-SOAR, B	2.9%
Hawaiian Airlines 2013-1 Class A Pass Through	2.9%
Genworth Holdings, Inc.	2.8%
Graphic Packaging Holding Company	2.6%
Phillips 66	2.5%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 1, 2024, the Fund’s name changed from “AlphaCentric Strategic Income Fund” to “AlphaCentric Real Income Fund.” CrossingBridge Advisors, LLC replaced Gosen Rock Capital, LLC as the Fund’s sub-advisor. David K. Sherman, T. Kirk Whitney and Spencer Rolfe replaced David Gregory and Alex Cigolle as portfolio managers of the Fund. Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Real Income Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/siiix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-SIIIX

AlphaCentric Symmetry Strategy Fund

Class A Shares (SYMAX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Symmetry Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/symix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$183	1.85%

How did the Fund perform during the reporting period?

For the fiscal year ended March 31, 2025, Class A's -1.80% total return marked significantly different performance between its long-only traditional equity/credit and systematic alternative (primarily managed futures) components. Maintaining a target 50% portfolio risk allocation to each through regular rebalancing, this risk-balanced design aims to diversify returns and provide resilience across various market conditions. The traditional long-only portfolio positively contributed to the Fund's performance, benefiting from sustained strength in global, particularly developed, equity markets. Equity exposure utilized factor-based strategies targeting value, growth, and low-volatility momentum to capture broad drivers of stock returns across sectors and regions. Throughout the year, allocations to equities and credit were generally maintained at the higher end of the risk budget, reflecting the favorable risk-reward environment for risk assets. The systematic managed futures allocation negatively impacted overall performance, particularly in the second half of the fiscal year marked by increased volatility and a lack of clear trends. Consequently, trend-following models experienced frequent reversals across rates, commodities, and currencies; initial support from fixed income trends was offset by subsequent market choppiness. Despite these challenges, the Fund adhered to its systematic, rules-based framework for capturing medium-term macro trends across global futures markets. While results were negative this year, this strategy remains a key diversifier with potential in more directional or stressed market conditions.

In summary, the Fund continued to implement its disciplined investment approach throughout the fiscal year, effectively balancing traditional and alternative sources of risk and return. Consequently, the Fund remains strategically positioned to adapt to a wide spectrum of future market conditions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Symmetry Strategy Fund
60% - MSCI World Index / 40% - Bloomberg US Agg
$15,000
$10,000
$5,000
$0
$14,015
$11,535
Aug-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	AlphaCentric Symmetry Strategy Fund	60% - MSCI World Index / 40% - Bloomberg US Agg
Aug-2019	$9,424	$10,000
Mar-2020	$8,327	$9,337
Mar-2021	$9,918	$12,075
Mar-2022	$11,065	$12,493
Mar-2023	$10,749	$11,644
Mar-2024	$11,747	$13,301
Mar-2025	$11,535	$14,015

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 8, 2019)
AlphaCentric Symmetry Strategy Fund
Without Load	-1.80%	6.73%	3.64%
With Load	-7.42%	5.49%	2.56%
S&P 500® Index	8.25%	18.59%	13.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$40,671,386
Number of Portfolio Holdings	221
Advisory Fee (net of waivers)	$397,424
Portfolio Turnover	299%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.6%
Exchange-Traded Funds	38.4%
Money Market Funds	13.6%
Reit	0.7%
U.S. Government & Agencies	15.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 19.8%
Fixed Income 16.0%
U.S. Treasury Obligations 14.7%
Money Market Funds 12.7%
Financials 11.3%
Industrials 4.1%
Consumer Discretionary 2.7%
Technology 2.4%
Energy 2.3%
Communications 2.2%
Health Care 2.0%
Consumer Staples 1.4%
Materials 1.1%
Real Estate 0.6%
Liabilities in Excess of Other Assets 6.7%

Value	Value
Liabilities in Excess of Other Assets	6.7%
Real Estate	0.6%
Materials	1.1%
Consumer Staples	1.4%
Health Care	2.0%
Communications	2.2%
Energy	2.3%
Technology	2.4%
Consumer Discretionary	2.7%
Industrials	4.1%
Financials	11.3%
Money Market Funds	12.7%
U.S. Treasury Obligations	14.7%
Fixed Income	16.0%
Equity	19.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	12.7%
United States Treasury Bill, 4.220%, 05/15/25	4.9%
Invesco Nasdaq 100 ETF	4.8%
Invesco QQQ Trust Series 1 ETF	4.8%
United States Treasury Bill, 4.160%, 04/29/25	3.7%
United States Treasury Bill, 4.250%, 05/29/25	3.7%
iShares 3-7 Year Treasury Bond ETF	2.5%
iShares 1-3 Year Treasury Bond ETF	2.5%
iShares 7-10 Year Treasury Bond ETF	2.5%
United States Treasury Bill, 4.190%, 05/06/25	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Symmetry Strategy Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/symix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-SYMAX

AlphaCentric Symmetry Strategy Fund

Class C Shares (SYMCX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Symmetry Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/symix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$257	2.60%

How did the Fund perform during the reporting period?

For the fiscal year ended March 31, 2025, Class C's -2.51% total return marked significantly different performance between its long-only traditional equity/credit and systematic alternative (primarily managed futures) components. Maintaining a target 50% portfolio risk allocation to each through regular rebalancing, this risk-balanced design aims to diversify returns and provide resilience across various market conditions. The traditional long-only portfolio positively contributed to the Fund's performance, benefiting from sustained strength in global, particularly developed, equity markets. Equity exposure utilized factor-based strategies targeting value, growth, and low-volatility momentum to capture broad drivers of stock returns across sectors and regions. Throughout the year, allocations to equities and credit were generally maintained at the higher end of the risk budget, reflecting the favorable risk-reward environment for risk assets. The systematic managed futures allocation negatively impacted overall performance, particularly in the second half of the fiscal year marked by increased volatility and a lack of clear trends. Consequently, trend-following models experienced frequent reversals across rates, commodities, and currencies; initial support from fixed income trends was offset by subsequent market choppiness. Despite these challenges, the Fund adhered to its systematic, rules-based framework for capturing medium-term macro trends across global futures markets. While results were negative this year, this strategy remains a key diversifier with potential in more directional or stressed market conditions.

In summary, the Fund continued to implement its disciplined investment approach throughout the fiscal year, effectively balancing traditional and alternative sources of risk and return. Consequently, the Fund remains strategically positioned to adapt to a wide spectrum of future market conditions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

AlphaCentric Symmetry Strategy Fund
60% - MSCI World Index / 40% - Bloomberg US Agg
$15,000
$10,000
$5,000
$0
$14,015
$11,728
Aug-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	AlphaCentric Symmetry Strategy Fund	60% - MSCI World Index / 40% - Bloomberg US Agg
Aug-2019	$10,000	$10,000
Mar-2020	$8,803	$9,337
Mar-2021	$10,396	$12,075
Mar-2022	$11,498	$12,493
Mar-2023	$11,092	$11,644
Mar-2024	$12,030	$13,301
Mar-2025	$11,728	$14,015

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 8, 2019)
AlphaCentric Symmetry Strategy Fund	-2.51%	5.90%	2.86%
S&P 500® Index	8.25%	18.59%	13.95%
60% - MSCI World Index / 40% - Bloomberg US Agg	5.36%	8.46%	6.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$40,671,386
Number of Portfolio Holdings	221
Advisory Fee (net of waivers)	$397,424
Portfolio Turnover	299%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.6%
Exchange-Traded Funds	38.4%
Money Market Funds	13.6%
Reit	0.7%
U.S. Government & Agencies	15.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	6.7%
Real Estate	0.6%
Materials	1.1%
Consumer Staples	1.4%
Health Care	2.0%
Communications	2.2%
Energy	2.3%
Technology	2.4%
Consumer Discretionary	2.7%
Industrials	4.1%
Financials	11.3%
Money Market Funds	12.7%
U.S. Treasury Obligations	14.7%
Fixed Income	16.0%
Equity	19.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	12.7%
United States Treasury Bill, 4.220%, 05/15/25	4.9%
Invesco Nasdaq 100 ETF	4.8%
Invesco QQQ Trust Series 1 ETF	4.8%
United States Treasury Bill, 4.160%, 04/29/25	3.7%
United States Treasury Bill, 4.250%, 05/29/25	3.7%
iShares 3-7 Year Treasury Bond ETF	2.5%
iShares 1-3 Year Treasury Bond ETF	2.5%
iShares 7-10 Year Treasury Bond ETF	2.5%
United States Treasury Bill, 4.190%, 05/06/25	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Symmetry Strategy Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/symix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-SYMCX

AlphaCentric Symmetry Strategy Fund

Class I Shares (SYMIX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about AlphaCentric Symmetry Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://alphacentricfunds.com/funds/symix/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$159	1.60%

How did the Fund perform during the reporting period?

For the fiscal year ended March 31, 2025, Class I's -1.48% total return marked significantly different performance between its long-only traditional equity/credit and systematic alternative (primarily managed futures) components. Maintaining a target 50% portfolio risk allocation to each through regular rebalancing, this risk-balanced design aims to diversify returns and provide resilience across various market conditions. The traditional long-only portfolio positively contributed to the Fund's performance, benefiting from sustained strength in global, particularly developed, equity markets. Equity exposure utilized factor-based strategies targeting value, growth, and low-volatility momentum to capture broad drivers of stock returns across sectors and regions. Throughout the year, allocations to equities and credit were generally maintained at the higher end of the risk budget, reflecting the favorable risk-reward environment for risk assets. The systematic managed futures allocation negatively impacted overall performance, particularly in the second half of the fiscal year marked by increased volatility and a lack of clear trends. Consequently, trend-following models experienced frequent reversals across rates, commodities, and currencies; initial support from fixed income trends was offset by subsequent market choppiness. Despite these challenges, the Fund adhered to its systematic, rules-based framework for capturing medium-term macro trends across global futures markets. While results were negative this year, this strategy remains a key diversifier with potential in more directional or stressed market conditions.

In summary, the Fund continued to implement its disciplined investment approach throughout the fiscal year, effectively balancing traditional and alternative sources of risk and return. Consequently, the Fund remains strategically positioned to adapt to a wide spectrum of future market conditions.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

AlphaCentric Symmetry Strategy Fund
60% - MSCI World Index / 40% - Bloomberg US Agg
$20,000
$15,000
$10,000
$5,000
$0
$16,854
$11,674
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	AlphaCentric Symmetry Strategy Fund	60% - MSCI World Index / 40% - Bloomberg US Agg
Mar-2015	$10,000	$10,000
Mar-2016	$9,892	$9,779
Mar-2017	$9,216	$10,519
Mar-2018	$9,925	$11,293
Mar-2019	$9,583	$11,658
Mar-2020	$8,329	$11,228
Mar-2021	$9,942	$14,522
Mar-2022	$11,109	$15,024
Mar-2023	$10,815	$14,003
Mar-2024	$11,850	$15,996
Mar-2025	$11,674	$16,854

Average Annual Total Returns

	1 Year	5 Years	10 Years
AlphaCentric Symmetry Strategy Fund	-1.48%	6.99%	1.56%
S&P 500® Index	8.25%	18.59%	12.50%
60% - MSCI World Index / 40% - Bloomberg US Agg	5.36%	8.46%	5.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$40,671,386
Number of Portfolio Holdings	221
Advisory Fee (net of waivers)	$397,424
Portfolio Turnover	299%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.6%
Exchange-Traded Funds	38.4%
Money Market Funds	13.6%
Reit	0.7%
U.S. Government & Agencies	15.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	6.7%
Real Estate	0.6%
Materials	1.1%
Consumer Staples	1.4%
Health Care	2.0%
Communications	2.2%
Energy	2.3%
Technology	2.4%
Consumer Discretionary	2.7%
Industrials	4.1%
Financials	11.3%
Money Market Funds	12.7%
U.S. Treasury Obligations	14.7%
Fixed Income	16.0%
Equity	19.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	12.7%
United States Treasury Bill, 4.220%, 05/15/25	4.9%
Invesco Nasdaq 100 ETF	4.8%
Invesco QQQ Trust Series 1 ETF	4.8%
United States Treasury Bill, 4.160%, 04/29/25	3.7%
United States Treasury Bill, 4.250%, 05/29/25	3.7%
iShares 3-7 Year Treasury Bond ETF	2.5%
iShares 1-3 Year Treasury Bond ETF	2.5%
iShares 7-10 Year Treasury Bond ETF	2.5%
United States Treasury Bill, 4.190%, 05/06/25	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2024 at www.AlphaCentricFunds.com or call us at 1-844-ACFUNDS (844-223-8637).

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

AlphaCentric Symmetry Strategy Fund

Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://alphacentricfunds.com/funds/symix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033125-SYMIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $123,200

2024 - $102,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $22,500

2024 – $22,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended March 31, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended March 31, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements
and Additional Information

AlphaCentric Income Opportunities Fund
Class A: IOFAX Class C: IOFCX Class I: IOFIX

AlphaCentric Premium Opportunity Fund
Class A: HMXAX Class C: HMXCX Class I: HMXIX

AlphaCentric Robotics and Automation Fund
Class A: GNXAX Class C: GNXCX Class I: GNXIX

AlphaCentric Symmetry Strategy Fund
Class A: SYMAX Class C: SYMCX Class I: SYMIX

AlphaCentric Life Sciences and Healthcare Fund
(formerly known as AlphaCentric LifeSci Healthcare Fund)
Class A: LYFAX Class C: LYFCX Class I: LYFIX

AlphaCentric Real Income Fund
(formerly known as AlphaCentric Strategic Income Fund)
Class A: SIIAX Class C: SIICX Class I: SIIIX

March 31, 2025

AlphaCentric Advisors LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901
1-844-223-8637

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 100.0%
1,251,966	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(a),(b)		6.1720	04/25/34	$791,665
39,511	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2 M3(c)	TSFR1M + 2.139%	3.5280	06/25/34	33,460
297,212	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M4(c)	TSFR1M + 1.434%	0.0001	01/25/35	300,460
4,555,548	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2 M7(c)	TSFR1M + 1.959%	0.8920	04/25/35	3,218,455
5,005,526	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP4 M1(c)	TSFR1M + 0.549%	0.0001	08/25/36	4,619,565
40,656	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(b)		4.6350	07/25/35	38,614
1,224,398	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(c)	TSFR1M + 0.594%	4.5010	02/25/47	1,029,230
4,135,271	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(c)	TSFR1M + 0.494%	4.4930	03/25/46	3,491,705
1,037,239	Ameriquest Mort Sec Inc Asset-Backed Pass-Through Certs Series 2002-2 M4(c)	TSFR1M + 3.414%	4.6580	08/25/32	939,204
1,305,319	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(c)	TSFR1M + 2.289%	0.0001	01/25/36	1,928,500
2,788	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(c)	TSFR1M + 1.464%	0.0001	11/25/29	2,431
2,333,511	Bank of America Mortgage 2004-K Trust Series 2004-K B1(b)		0.0001	12/25/34	1,960,049
9,409	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(b)		6.5000	01/25/34	8,928
160,708	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(b)		0.0001	10/25/34	122,174
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(c)	TSFR1M + 0.414%	1.3490	07/25/36	32,616,455
8,905,360	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(c)	TSFR1M + 0.414%	0.0001	10/25/36	5,463,586
14,439,119	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(c)	TSFR1M + 0.374%	0.1100	12/25/36	10,491,387
58,269	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(c)	TSFR1M + 2.439%	5.6540	03/25/34	2,758
14,454,834	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(a), (c)	TSFR1M + 1.864%	4.8170	10/25/37	10,532,922
29,275,672	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(a),(c)	TSFR1M + 1.864%	5.2830	10/25/37	21,913,903
4,703,847	Citigroup Mortgage Loan Trust 2006-WMC1 Series 2006-WMC1 M2(c)	TSFR1M + 0.729%	2.8190	12/25/35	3,392,295
10,941,124	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(c)	TSFR1M + 0.519%	3.1000	12/25/36	10,540,057
530,293	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(c)	TSFR1M + 2.049%	3.8430	02/25/35	441,921
3,696,466	Countrywide Asset-Backed Certificates Series 2007-BC2 M1(c)	TSFR1M + 0.454%	4.4100	06/25/37	1,790,161
2,653,610	Countrywide Asset-Backed Certificates Series 2007-2 M1(c)	TSFR1M + 0.334%	0.0001	08/25/37	2,327,029
1,297,538	Credit Suisse First Boston Mortgage Securities Series 2001-HE22 M1(c)	TSFR1M + 1.614%	4.1810	02/25/32	2,066,706
3,646,962	Credit-Based Asset Servicing and Securitization, Series 2007-SP2 M7(a),(d)		0.0001	03/25/46	1,221,344
1,378,663	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		0.0001	10/25/28	1,319,224
1,188,267	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(c)	TSFR1M + 0.939%	1.1760	05/25/30	1,069,453
810,096	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(b)		4.1260	03/15/28	719,875
1,724,000	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		2.7500	08/15/30	1,421,234
5,666,067	EMC Mortgage Loan Trust 2005-B Series 2005-B M2(a), (c)	TSFR1M + 2.364%	5.6250	04/25/42	5,517,060
1,688,883	First Franklin Mortgage Loan Trust 2006-FF7 Series 2006-FF7 M1(c)	TSFR1M + 0.489%	0.0001	05/25/36	1,337,270
8,676,638	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(c)	TSFR1M + 0.489%	4.4880	06/25/36	6,697,953
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(c)	TSFR1M + 1.989%	0.0001	11/25/34	1,302,822

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 100.0% (Continued)
6,988	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(c)	TSFR1M + 0.614%	4.9340	09/25/35	$6,961
878,875	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(a),(c)	TSFR1M + 5.364%	3.0370	09/25/42	821,723
1,131,509	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A2B(c)	TSFR1M + 0.614%	3.3450	01/19/38	1,708,207
18,244	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(b)		5.6380	10/25/34	17,043
1,014,140	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(c)	TSFR1M + 1.149%	5.1040	09/25/35	1,292,785
263,655	MAFI II Remic Trust 1998-A Series 1998-AX B2		6.0000	02/20/27	238,392
260,913	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(b)		0.0001	10/25/32	3
1,497,751	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M10(c)	TSFR1M + 5.364%	3.5990	09/25/34	1,246,956
4,835,651	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(c)	TSFR1M + 0.414%	0.0001	05/25/37	3,971,693
1,462,000	Mastr Specialized Loan Trust Series 2005-3 M2(a),(c)	TSFR1M + 1.989%	3.6610	11/25/35	930,070
12,797	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 2A(c)	TSFR12M + 2.340%	6.4990	12/25/32	12,803
40,184	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2A2(c)	TSFR6M + 1.928%	6.1660	02/25/33	38,623
87,219	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2005-A B2(c)	TSFR1M + 1.119%	0.0001	03/25/30	50,679
2,842,396	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(b)		5.5100	02/25/36	2,129,094
3,131,326	Mill City Mortgage Loan Trust 2018-3 Series 3 B6(a),(b)		0.0001	08/25/58	1,590,652
3,522,491	Mill City Mortgage Loan Trust 2018-3 Series 3 B5(a),(b)		1.7560	08/25/58	2,007,392
4,989,363	Mill City Mortgage Loan Trust 2018-3 Series 3 B2(a),(b)		3.2500	08/25/58	3,768,311
7,464,280	Mill City Mortgage Loan Trust 2018-4 Series 4 B5(a),(b)		3.0760	04/25/66	4,053,967
320,444	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M6(c)	TSFR1M + 1.764%	0.0001	01/25/35	407,492
4,818,115	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(c)	TSFR1M + 0.374%	0.0001	05/25/37	5,531,435
29,726	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(b)		5.7900	09/25/34	29,393
6,953,139	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(c)	TSFR1M + 0.584%	4.4010	04/25/37	7,713,291
3,712,376	New Century Home Equity Loan Trust 2006-2 Series 2006-2 M1(c)	TSFR1M + 0.579%	0.0001	08/25/36	3,049,311
16,175	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		7.0000	04/25/33	16,199
3,766	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		6.0000	05/25/33	3,784
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1 Series 2003-1 M2(c)	TSFR1M + 3.114%	0.3360	05/25/33	2,713,564
15,383,301	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(c)	TSFR1M + 0.414%	0.0001	03/25/37	14,512,721
3,695,149	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(c)	TSFR1M + 2.739%	3.8710	02/25/35	2,420,518
3,771,769	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(a),(c)	TSFR1M + 1.364%	5.6850	02/25/37	3,347,662
12,269,211	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(c)	TSFR1M + 2.364%	6.2380	09/25/47	8,288,827
2,375,389	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(c)	TSFR1M + 0.584%	5.1400	01/25/36	1,663,959
302,275	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(d)		3.7350	08/25/33	244,328
5,922,916	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(d)		0.0001	05/25/35	556,025
5,414,879	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(d)		5.6010	08/25/35	1,146,808
93,271	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(c)	TSFR1M + 4.614%	2.4260	10/25/33	87,718

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 100.0% (Continued)
4,793,155	Saxon Asset Securities Trust 2007-3 Series 2007-3 1M2(c)	TSFR1M + 1.014%	0.0001	09/25/47	$5,064,021
34,930,726	Seasoned Credit Risk Transfer Trust Series 2018-3 Series 3 BX (b)		0.9410	08/25/57	12,112,236
6,453,219	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(b)		0.0001	11/20/34	65
305,283	Soundview Home Loan Trust 2005-A Series 2005-A M6(c)	TSFR1M + 1.464%	5.1610	04/25/35	309,592
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(c)	TSFR1M + 1.164%	0.0001	06/25/35	4,004,655
2,280,750	Structured Asset Investment Loan Trust 2005-HE3 Series 2005-HE3 M3(c)	TSFR1M + 0.909%	4.4360	09/25/35	1,691,491
90,197	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(b)		4.3770	10/19/34	78,689
608,103	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(c)	TSFR1M + 0.939%	4.0150	02/19/33	509,453
2,323,000	Towd Point Mortgage Trust 2018-5 Series 5 B4(a),(b)		3.4940	07/25/58	1,446,799
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(a),(c)	TSFR1M + 5.364%	3.5390	03/25/37	691,552
335,145	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 B2(b)		0.0001	10/25/33	249,404
92,531	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 2B1(c)	COF 11 + 1.250%	0.0001	11/25/42	85,524
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $186,727,345)				242,531,725

Shares					Fair Value
	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
821,269	First American Treasury Obligations Fund, Class X, 4.26% (Cost $821,269)(e)				821,269

	TOTAL INVESTMENTS - 100.3% (Cost $187,548,614)				$243,352,994
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%				(732,790)
	NET ASSETS - 100.0%				$242,620,204

REMIC	- Real Estate Mortgage Investment Conduit

COF 11	Cost of Funds for the 11th District of San Francisco

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month

TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month

TSFR12M	- Term Secured Overnight Financing Rate (SOFR) 12 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $58,635,022 or 24.2% of net assets.

(b)	Variable rate security; the rate shown represents the rate on March 31, 2025.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2025.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.5%
	U.S. TREASURY NOTES — 4.5%
2,500,000	United States Treasury Note (Cost $2,491,594)	2.8750	06/15/25	$2,492,531

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 50.7%
	MONEY MARKET FUNDS - 50.7%
4,384,621	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (a)(f)			4,384,621
23,696,949	First American Treasury Obligations Fund, Class X, 4.26%(a)			23,696,949
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,081,570)			28,081,570

Contracts(b)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 3.4%
	CALL OPTIONS PURCHASED - 0.2%
100	Chicago Board Options Exchange VIX(e)	IB	04/16/2025	$25	$222,800	$10,350
5	S&P 500 Index	IB	08/15/2025	5,675	2,805,925	119,600
	TOTAL CALL OPTIONS PURCHASED (Cost - $168,774)					129,950

	PUT OPTIONS PURCHASED - 3.2%
10	S&P 500 Index	IB	01/16/2026	$6,300	$5,611,850	$622,600
5	S&P 500 Index	IB	08/15/2025	5,500	2,805,925	89,250
10	S&P 500 Index	IB	09/19/2025	6,100	5,611,850	477,400
10	S&P 500 Index	IB	11/21/2025	6,200	5,611,850	554,550
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,477,807)					1,743,800

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,646,581)					1,873,750

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 6.1%
	CALL OPTIONS PURCHASED - 3.1%
100	S&P Emini 3rd Week	SXM	05/16/2025	$6,100	$28,059,250	$32,000
100	S&P Emini Thurs Week	SXM	04/17/2025	6,250	28,059,250	1,000
150	S&P500 Emini Option	SXM	04/30/2025	6,000	42,088,875	47,625
100	S&P500 Emini Option	SXM	04/30/2025	6,400	28,059,250	1,000
100	S&P500 Emini Option	SXM	05/30/2025	6,100	28,059,250	55,000
166	S&P500 Emini Option	SXM	06/20/2025	5,650	46,578,355	1,552,100
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,104,288)					1,688,725

	PUT OPTIONS PURCHASED - 3.0%
101	S&P Emini 3rd Week	SXM	05/16/2025	5,300	28,339,843	270,175
20	S&P Emini 3rd Week	SXM	05/16/2025	5,400	5,611,850	71,250
25	S&P Emini Tues Week	SXM	04/01/2025	5,240	7,014,813	313
25	S&P Emini Tues Week	SXM	04/01/2025	5,245	7,014,813	313
100	S&P500 Emini Option	SXM	04/30/2025	5,400	28,059,250	241,250

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 6.1% (Continued)
	PUT OPTIONS PURCHASED - 3.0% (Continued)
10	S&P500 Emini Option	SXM	04/30/2025	$5,550	$2,805,925	$41,750
101	S&P500 Emini Option	SXM	05/30/2025	5,300	28,339,843	338,350
10	S&P500 Emini Option	SXM	06/20/2025	5,900	2,805,925	155,375
15	S&P500 Emini Option	SXM	06/20/2025	6,150	4,208,888	380,625
20	S&P500 Emini Option	SXM	03/20/2026	4,950	5,611,850	151,250
5	S&P500 Emini Option	SXM	09/18/2026	4,600	1,402,963	34,687
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,283,615)					1,685,338

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,387,903)					3,374,063

	TOTAL INVESTMENTS - 64.7% (Cost $35,607,648)					$35,821,914
	CALL OPTIONS WRITTEN - (1.6)% (Proceeds received - $1,496,584)					(871,825)
	PUT OPTIONS WRITTEN - (6.6)% (Proceeds received - $3,161,238)					(3,674,163)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 43.5%					24,062,068
	NET ASSETS - 100.0%					$55,337,994

Contracts(b)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (3.5)%
	CALL OPTIONS WRITTEN - (0.3)%
5	S&P 500 Index	IB	08/15/2025	$5,600	$2,805,925	$142,775
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $188,559)

	PUT OPTIONS WRITTEN - (3.2)%
10	S&P 500 Index	IB	06/20/2025	6,100	5,611,850	469,200
10	S&P 500 Index	IB	07/18/2025	6,200	5,611,850	550,700
5	S&P 500 Index	IB	08/15/2025	5,600	2,805,925	105,175
10	S&P 500 Index	IB	08/15/2025	6,300	5,611,850	632,150
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,433,825)					1,757,225

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $1,622,384)					1,900,000

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (4.7)%
	CALL OPTIONS WRITTEN - (1.3)%
150	Emini SP M Week Option	SXM	04/07/2025	5,950	42,088,875	3,750
100	Emini SP W Week Option	SXM	04/02/2025	6,000	28,059,250	500
100	S&P Emini 1st Week	SXM	04/04/2025	5,940	28,059,250	1,750
200	S&P Emini 3rd Week	SXM	05/16/2025	6,225	56,118,500	21,500
50	S&P Emini Thurs Week	SXM	04/03/2025	6,005	14,029,625	250
50	S&P Emini Thurs Week	SXM	04/17/2025	6,350	14,029,625	375
300	S&P Emini Thurs Week	SXM	04/17/2025	6,475	84,177,750	1,500
50	S&P Emini Tues Week	SXM	04/01/2025	6,020	14,029,625	125
300	S&P500 Emini Option	SXM	04/30/2025	6,100	84,177,750	28,500
50	S&P500 Emini Option	SXM	04/30/2025	6,300	14,029,625	875
200	S&P500 Emini Option	SXM	05/30/2025	6,200	56,118,500	49,500

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (4.7)% (Continued)
	CALL OPTIONS WRITTEN - (1.3)% (Continued)
166	S&P500 Emini Option	SXM	06/20/2025	$5,875	$46,578,355	$620,425
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,308,025)					729,050

	PUT OPTIONS WRITTEN - (3.4)%
250	Emini SP M Week Option	SXM	04/07/2025	4,450	70,148,125	5,625
50	Emini SP W Week Option	SXM	04/02/2025	5,090	14,029,625	1,625
100	Emini SP W Week Option	SXM	04/02/2025	5,095	28,059,250	3,500
250	S&P Emini 1st Week	SXM	04/04/2025	4,725	70,148,125	7,500
202	S&P Emini 3rd Week	SXM	05/16/2025	4,925	56,679,685	191,900
50	S&P Emini Thurs Week	SXM	04/03/2025	5,110	14,029,625	3,500
50	S&P Emini Tues Week	SXM	04/01/2025	5,200	14,029,625	500
75	S&P Emini Tues Week	SXM	04/01/2025	5,225	21,044,438	938
75	S&P Emini Tues Week	SXM	04/01/2025	5,230	21,044,438	938
100	S&P500 Emini Option	SXM	04/30/2025	4,700	28,059,250	31,500
150	S&P500 Emini Option	SXM	04/30/2025	5,100	42,088,875	123,750
15	S&P500 Emini Option	SXM	04/30/2025	5,300	4,208,888	24,937
202	S&P500 Emini Option	SXM	05/30/2025	4,950	56,679,685	285,325
166	S&P500 Emini Option	SXM	06/20/2025	5,325	46,578,355	761,525
20	S&P500 Emini Option	SXM	06/20/2025	5,500	5,611,850	133,750
30	S&P500 Emini Option	SXM	06/20/2025	5,750	8,417,775	340,125
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,727,413)					1,916,938

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $3,035,438)					2,645,988

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Appreciation (Depreciation)
2	CBOE Volatility Index Future	04/17/2025	$41,687	$3,437
1	CBOE Volatility Index Future	05/22/2025	20,487	937
4	CME E-Mini NASDAQ 100 Index Future	06/23/2025	1,555,160	(20,946)
20	CME E-mini Russell 2000 Index Futures	06/23/2025	2,027,100	(40,800)
	TOTAL OPEN LONG FUTURES CONTRACTS			$(57,372)

	TOTAL FUTURES CONTRACTS			$(57,372)

IB	- Interactive Brokers

SXM	- StoneX Financial Inc.

(a)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Each contract is equivalent to one futures contract.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of March 31, 2025.

(f)	All or a portion of this investment is segregated as collateral for option contracts and future contracts.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6%
	AEROSPACE & DEFENSE - 9.7%
2,500	AeroVironment, Inc.(a),(b)	$297,975
25,000	Intuitive Machines, Inc.(a),(b)	186,250
12,500	Kratos Defense & Security Solutions, Inc.(a),(b)	371,125
20,000	Rocket Lab USA, Inc.(a),(b)	357,600
		1,212,950
	ELECTRICAL EQUIPMENT - 5.2%
2,500	Rockwell Automation, Inc.	645,950

	INTERNET MEDIA & SERVICES - 1.1%
25,000	Serve Robotics, Inc.(a),(b)	143,750

	MACHINERY - 36.4%
15,000	Doosan Robotics, Inc.(a)	511,094
25,000	FANUC Corporation	676,865
2,000	Keyence Corporation	779,962
475,000	Kraken Robotics, Inc.(a)	802,198
25,000	Palladyne AI Corporation(a),(b)	147,000
5,000	Rainbow Robotics(a)	895,941
350,000	Scott Technology Ltd.	333,939
20,000	Symbotic, Inc.(a),(b)	404,200
		4,551,199
	MEDICAL EQUIPMENT & DEVICES - 27.1%
350,000	Accuray, Inc.(a)	626,500
5,000	Globus Medical, Inc., Class A(a)	366,000
1,250	Intuitive Surgical, Inc.(a)	619,088
55,000	Myomo, Inc.(a)	264,550
8,000	PROCEPT BioRobotics Corporation(a),(b)	466,080
600,000	Stereotaxis, Inc.(a)	1,056,000
		3,398,218
	SEMICONDUCTORS - 2.6%
3,000	NVIDIA Corporation	325,140

	SOFTWARE - 12.2%
15,000	C3.ai, Inc., Class A(a),(b)	315,750

See accompanying notes to consolidated financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	SOFTWARE - 12.2% (Continued)
1,500	Cadence Design Systems, Inc.(a)	$381,495
50,000	SoundHound AI, Inc., Class A(a),(b)	406,000
1,000	Synopsys, Inc.(a),(b)	428,850
		1,532,095
	TECHNOLOGY SERVICES - 1.3%
200,000	FiscalNote Holdings, Inc.(a)	161,620

	TOTAL COMMON STOCKS (Cost $13,210,881)	11,970,922

	EXCHANGE-TRADED FUND — 2.8%
	SPECIALTY - 2.8%
15,000	ProShares Ultra VIX Short-Term Futures ETF(a) (Cost $349,581)	351,450

	SHORT-TERM INVESTMENTS — 30.1%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL – 28.6%
3,587,052	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $3,587,052) (c)(d)	3,587,052

	MONEY MARKET FUND - 1.5%
189,235	First American Treasury Obligations Fund, Class X, 4.26% (Cost $189,235) (d)	189,235

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,776,287)	3,776,287

	TOTAL INVESTMENTS - 128.5% (Cost $17,336,749)	$16,098,659
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.5)%	(3,572,588)
	NET ASSETS - 100.0%	$12,526,071

ETF	- Exchange-Traded Fund

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2025 was $3,375,892.

(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $3,587,052 at March 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.1%
	AEROSPACE & DEFENSE - 0.2%
402	Howmet Aerospace, Inc.	$52,151
185	Woodward, Inc.	33,761
		85,912
	ASSET MANAGEMENT - 0.5%
456	Ares Management Corporation, Class A	66,854
607	KKR & Company, Inc.	70,175
2,007	Robinhood Markets, Inc., Class A(a)	83,532
		220,561
	AUTOMOTIVE - 0.5%
3,996	General Motors Company	187,932

	BANKING - 0.7%
854	JPMorgan Chase & Company	209,486
679	Royal Bank of Canada	76,537
		286,023
	COMMERCIAL SUPPORT SERVICES - 1.0%
994	Cintas Corporation	204,297
909	Republic Services, Inc.	220,123
		424,420
	CONTAINERS & PACKAGING - 0.4%
925	Packaging Corporation of America	183,169

	ELECTRICAL EQUIPMENT - 0.4%
2,598	Amphenol Corporation, Class A	170,403

	ENGINEERING & CONSTRUCTION - 0.8%
401	Comfort Systems USA, Inc.	129,254
351	EMCOR Group, Inc.	129,740
254	Quanta Services, Inc.	64,562
		323,556
	ENTERTAINMENT CONTENT - 1.6%
985	AppLovin Corporation, Class A(a)	260,995
6,382	Fox Corporation, Class A	361,222

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.1% (Continued)
	ENTERTAINMENT CONTENT - 1.6% (Continued)
664	ROBLOX Corporation, Class A(a)	$38,705
		660,922
	FOOD - 0.2%
1,795	Pilgrim’s Pride Corporation(a)	97,845

	HEALTH CARE FACILITIES & SERVICES - 1.8%
1,153	DaVita, Inc.(a)	176,374
287	McKesson Corporation	193,148
1,123	Tenet Healthcare Corporation(a)	151,044
1,066	Universal Health Services, Inc., Class B	200,301
		720,867
	HEALTH CARE REIT - 0.6%
1,668	Welltower, Inc.	255,555

	HOME CONSTRUCTION - 0.4%
581	Lennar Corporation, Class A	66,687
800	PulteGroup, Inc.	82,240
		148,927
	HOTEL OWNERS & DEVELOPERS - 0.0%(b)
291	Millrose Properties, Inc.(a)	7,714

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
2,730	Bank of New York Mellon Corporation (The)	228,964
478	Houlihan Lokey, Inc.	77,197
1,024	Northern Trust Corp.	101,018
		407,179
	INSURANCE - 8.1%
1,407	Allstate Corporation (The)	291,347
1,187	American International Group, Inc.	103,198
2,790	Arch Capital Group Ltd.	268,342
519	Assurant, Inc.	108,860
1,875	Brown & Brown, Inc.	233,250
724	Chubb Ltd.	218,641

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.1% (Continued)
	INSURANCE - 8.1% (Continued)
744	Cincinnati Financial Corporation	$109,904
234	Everest Re Group Ltd.	85,019
4,235	Hartford Financial Services Group, Inc. (The)	523,996
2,438	Loews Corporation	224,077
2,589	MetLife, Inc.	207,871
1,093	Progressive Corporation (The)	309,329
1,502	Prudential Financial, Inc.	167,743
335	Reinsurance Group of America, Inc.	65,962
437	Travelers Companies, Inc. (The)	115,569
3,523	W R Berkley Corporation	250,697
		3,283,805
	LEISURE FACILITIES & SERVICES - 1.1%
8,420	Carnival Corporation(a)	164,443
1,744	DraftKings, Inc., Class A(a)	57,918
4,163	Norwegian Cruise Line Holdings Ltd.(a)	78,930
799	Royal Caribbean Cruises Ltd.	164,147
		465,438
	LEISURE PRODUCTS - 0.1%
72	Axon Enterprise, Inc.(a)	37,868

	MEDICAL EQUIPMENT & DEVICES - 0.3%
1,463	Globus Medical, Inc., Class A(a)	107,092

	METALS & MINING - 0.7%
1,007	Agnico Eagle Mines Ltd.	109,169
13,419	Kinross Gold Corporation	169,213
		278,382
	OIL & GAS PRODUCERS - 1.9%
474	Diamondback Energy, Inc.	75,783
7,469	Kinder Morgan, Inc.	213,091
6,518	Permian Resources Corporation	90,274
763	Targa Resources Corporation	152,959
3,692	Williams Companies, Inc. (The)	220,634
		752,741

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
5,244	TechnipFMC plc	$166,182

	RETAIL - CONSUMER STAPLES - 1.2%
200	Costco Wholesale Corporation	189,156
586	Sprouts Farmers Market, Inc.(a)	89,447
2,302	Walmart, Inc.	202,093
		480,696
	RETAIL - DISCRETIONARY - 0.6%
291	Burlington Stores, Inc.(a)	69,354
1,585	TJX Companies, Inc. (The)	193,053
		262,407
	SEMICONDUCTORS - 0.2%
229	Broadcom, Inc.	38,341
567	NVIDIA Corporation	61,452
		99,793
	SOFTWARE - 0.7%
358	Cloudflare, Inc., Class A(a)	40,343
87	Crowdstrike Holdings, Inc., Class A(a)	30,674
299	Duolingo, Inc.(a)	92,852
299	Elastic N.V.(a)	26,641
581	Palantir Technologies, Inc., Class A(a)	49,037
39	ServiceNow, Inc.(a)	31,049
		270,596
	SPECIALTY FINANCE - 0.9%
18,498	Federal Home Loan Mortgage Corporation(a)	98,964
5,242	Synchrony Financial	277,512
		376,476
	TECHNOLOGY HARDWARE - 0.8%
353	Arista Networks, Inc.(a)	27,350
4,850	Hewlett Packard Enterprise Company	74,836
452	Motorola Solutions, Inc.	197,890
436	Super Micro Computer, Inc.(a)	14,929
		315,005

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 30.1% (Continued)
	TECHNOLOGY SERVICES - 0.7%
716	Automatic Data Processing, Inc.	$218,759
308	Coinbase Global, Inc., Class A(a)	53,047
		271,806
	TELECOMMUNICATIONS - 0.6%
947	T-Mobile US, Inc.	252,574

	TRANSPORTATION & LOGISTICS - 1.0%
4,938	Delta Air Lines, Inc.	215,297
2,479	United Airlines Holdings, Inc.(a)	171,175
		386,472

	TRANSPORTATION EQUIPMENT - 0.7%
855	PACCAR, Inc.	83,251
1,098	Westinghouse Air Brake Technologies Corporation	199,123
		282,374

	TOTAL COMMON STOCKS (Cost $11,151,674)	12,270,692

	EXCHANGE-TRADED FUNDS — 35.8%
	EQUITY - 19.8%
3,119	Global X MSCI Greece ETF	146,499
10,171	Invesco Nasdaq 100 ETF	1,963,205
4,182	Invesco QQQ Trust Series 1	1,961,022
16,271	Invesco S&P 500 BuyWrite ETF	360,728
3,770	iShares China Large-Cap ETF	135,117
16,147	iShares Mortgage Real Estate ETF	362,339
4,938	iShares MSCI Austria ETF	124,043
4,641	iShares MSCI Chile ETF	138,395
2,986	iShares MSCI France ETF	118,843
3,273	iShares MSCI Germany ETF	121,363
2,894	iShares MSCI Italy ETF	122,474
358	iShares MSCI Netherlands ETF	16,729
3,244	iShares MSCI Peru and Global Exposure ETF	142,379
5,254	iShares MSCI Poland ETF	147,165
2,991	iShares MSCI South Africa ETF	143,957

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 35.8% (Continued)
	EQUITY - 19.8% (Continued)
3,272	iShares MSCI Spain ETF	$124,532
2,737	iShares MSCI Sweden ETF	115,173
2,282	iShares MSCI Switzerland ETF	118,185
3,187	iShares MSCI United Kingdom ETF	119,417
9,491	JPMorgan BetaBuilders Japan ETF	532,730
10,388	SPDR S&P International Dividend ETF	398,484
2,033	Vanguard Global ex-U.S. Real Estate ETF	82,255
2,854	Vanguard High Dividend Yield ETF	368,052
2,037	Vanguard Real Estate ETF	184,430
		8,047,516
	FIXED INCOME - 16.0%
6,223	FlexShares High Yield Value-Scored Bond Index Fund	251,285
18,250	Invesco Senior Loan ETF	377,775
5,928	iShares 0-5 Year High Yield Corporate Bond ETF	252,059
12,173	iShares 1-3 Year Treasury Bond ETF	1,007,072
2,037	iShares 1-5 Year Investment Grade Corporate Bond	106,678
8,538	iShares 3-7 Year Treasury Bond ETF	1,008,636
10,551	iShares 7-10 Year Treasury Bond ETF	1,006,249
9,444	iShares Fallen Angels USD Bond ETF	253,005
972	iShares iBoxx $ Investment Grade Corporate Bond ETF	105,647
9,882	iShares J.P. Morgan EM High Yield Bond ETF	377,789
4,175	iShares J.P. Morgan USD Emerging Markets Bond ETF	378,213
613	iShares National Muni Bond ETF	64,635
5,214	iShares Preferred and Income Securities ETF	160,226
5,708	iShares US & Intl High Yield Corp Bond ETF	254,348
3,980	Schwab US TIPS ETF	107,022
4,842	SPDR Bloomberg Convertible Securities ETF	370,994
2,640	SPDR Bloomberg High Yield Bond ETF	251,592
3,459	SPDR Bloomberg Investment Grade Floating Rate ETF	106,606
1,500	SPDR FTSE International Government	56,252
		6,496,083

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,341,892)	14,543,599

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 14.7%
	U.S. TREASURY BILLS — 14.7%
1,500,000	United States Treasury Bill(c)	4.1600	04/29/25	$1,495,059
1,000,000	United States Treasury Bill(c)	4.1900	05/06/25	995,888
2,000,000	United States Treasury Bill	4.2200	05/15/25	1,989,654
1,500,000	United States Treasury Bill(c)	4.2500	05/29/25	1,489,771
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,970,723)			5,970,372

Shares				Fair Value

	SHORT-TERM INVESTMENT — 12.7%
	MONEY MARKET FUND - 12.7%
5,180,359	First American Treasury Obligations Fund, Class X, 4.26% (Cost $5,180,359) (d)(f)			5,180,359

	TOTAL INVESTMENTS - 93.3% (Cost $36,644,648)			$37,965,022
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7%			2,706,364
	NET ASSETS - 100.0%			$40,671,386

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Appreciation (Depreciation)
26	3 Month Euro Euribor Future	06/16/2025	$6,880,451	$21,080
25	3 Month Euro Euribor Future	09/15/2025	6,624,946	38,931
25	3 Month Euro Euribor Future	12/15/2025	6,629,003	15,452
25	3 Month Euro Euribor Future	03/16/2026	6,629,679	14,664
25	3 Month Euro Euribor Future	06/15/2026	6,627,989	31,412
25	3 Month Euro Euribor Future	09/14/2026	6,624,270	(1,096)
37	3-Month CORRA Futures	09/17/2025	6,268,626	28,689
38	3-Month CORRA Futures	12/17/2025	6,450,923	81,570
37	3-Month CORRA Futures	03/18/2026	6,285,983	58,359
37	3-Month CORRA Futures	06/17/2026	6,285,983	52,836
37	3-Month CORRA Futures	09/16/2026	6,284,698	61,201
37	3-Month CORRA Futures	12/16/2026	6,282,126	8,577
38	3-Month CORRA Futures	03/17/2027	6,449,272	24,068
12	CBOT 2 Year US Treasury Note Future	07/01/2025	2,486,063	2,688
19	CME British Pound Currency Future	06/17/2025	1,533,181	(2,825)
1	CME E Mini Financial Select Sector Futures	06/23/2025	154,865	2,685
2	CME E Mini Utilities Select Sector Futures	06/23/2025	160,460	1,180
4	CME Feeder Cattle Future(f)	05/23/2025	569,000	21,062
10	CME Lean Hogs Future(f)	06/16/2025	381,100	(2,000)
7	CME Live Cattle Future(f)	07/01/2025	570,220	30,800
7	CME Live Cattle Future(f)	09/02/2025	560,070	30,240
5	CME Norwegian Krone Currency Future	06/17/2025	951,250	(450)
42	CME South African Rand Currency Future	06/17/2025	1,139,250	3,150
8	CME Swedish Krona Currency Future	06/17/2025	1,600,800	800

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Appreciation (Depreciation)
7	COMEX Copper Future(f)	07/30/2025	$889,175	$71,937
3	COMEX Gold 100 Troy Ounces Future(f)	06/27/2025	945,090	105,290
5	COMEX Silver Future(f)	05/29/2025	865,275	35,850
1	E-mini S&P Communication Services Select Sector	06/23/2025	127,188	838
1	E-mini S&P Real Estate Select Sector Stock Index	06/23/2025	51,575	37
40	EUX Short term Euro-BTP Futures	06/09/2025	4,651,736	(2,928)
18	KFE 10 Year Treasury Bond Future	06/18/2025	1,457,534	5,547
55	KFE 3 Year Treasury Bond Future	06/18/2025	3,993,287	3,097
26	Montreal Exchange 10 Year Canadian Bond Future	06/20/2025	2,243,373	(160)
124	Montreal Exchange 2 Year Canadian Bond Future	06/20/2025	9,124,238	21,999
3	NYBOT CSC C Coffee Future(f)	05/20/2025	427,219	13,050
4	NYBOT CSC Cocoa Future(f)	05/15/2025	316,080	(120,430)
6	NYBOT CSC Number 11 World Sugar Future(f)	05/01/2025	126,739	(2,643)
27	NYBOT CSC Number 11 World Sugar Future(f)	07/01/2025	563,976	(16,195)
17	NYMEX Henry Hub Natural Gas Futures(f)	05/29/2025	723,690	(24,060)
9	NYMEX Light Sweet Crude Oil Future(f)	08/21/2025	620,910	20,620
7	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	09/02/2025	642,596	27,582
22	Three Month SONIA Index Futures	09/16/2025	6,807,233	14,297
22	Three Month SONIA Index Futures	12/16/2025	6,818,246	16,655
28	Three-Month SOFR Futures	09/15/2026	6,758,850	8,350
28	Three-Month SOFR Futures	03/17/2027	6,759,550	10,850
	TOTAL OPEN LONG FUTURES CONTRACTS			$712,656

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Appreciation (Depreciation)
3	Carbon Emissions Future(f)	12/16/2025	$220,643	$3,944
1	CBOT 5 Year US Treasury Note	07/01/2025	108,156	(680)
7	CBOT Corn Future(f)	05/15/2025	160,038	(963)
25	CBOT Corn Future(f)	07/15/2025	579,062	40,537
13	CBOT Soybean Future(f)	05/15/2025	659,587	24,700
11	CBOT Soybean Future(f)	07/15/2025	565,538	15,437
22	CBOT Soybean Meal Future(f)	05/15/2025	643,940	24,860
23	CBOT Soybean Oil Future(f)	05/15/2025	619,482	(27,648)
21	CBOT Wheat Future(f)	07/15/2025	578,025	42,063
24	CBOT Wheat Future(f)	05/15/2025	644,400	91,888
30	CME Australian Dollar Currency Future	06/17/2025	1,876,050	19,826
43	CME Brazilian Real Currency Future	05/01/2025	748,630	(3,240)
26	CME Canadian Dollar Currency Future	06/18/2025	1,815,580	(4,710)
2	CME Euro Foreign Exchange Currency Future	06/17/2025	271,550	1,975
7	CME Japanese Yen Currency Future	06/17/2025	587,913	8,312
58	CME Mexican Peso Currency Future	06/17/2025	1,404,470	12,405
33	CME New Zealand Dollar Currency Future	06/17/2025	1,876,709	17,305
13	CME Swiss Franc Currency Future	06/17/2025	1,853,638	8,594
5	Eurex 10 Year Euro BUND Future	06/09/2025	696,906	13,561
14	Eurex 2 Year Euro SCHATZ Future	06/09/2025	1,620,004	(3,075)
10	Eurex 5 Year Euro BOBL Future	06/09/2025	1,274,370	1,090
6	Euro-BTP Italian Bond Futures	06/09/2025	762,869	(1,601)

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of				Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Appreciation (Depreciation)
56	Euronext Milling Wheat Future(f)	05/13/2025	$667,208	$51,056
17	French Government Bond Futures	06/09/2025	2,256,551	39,811
10	ICE Brent Crude Oil Future(f)	05/01/2025	747,700	(29,850)
11	ICE Gas Oil Future(f)	06/13/2025	744,426	(47,250)
15	ICE Natural Gas Future(f)	05/30/2025	572,564	12,706
19	Long Gilt Future	06/27/2025	2,250,585	37,881
12	NYBOT CTN Number 2 Cotton Future(f)	05/08/2025	400,980	1,680
13	NYMEX Henry Hub Natural Gas Futures(f)	08/28/2025	585,520	(20,360)
10	NYMEX Light Sweet Crude Oil Future(f)	05/21/2025	709,500	(35,200)
7	NYMEX NY Harbor ULSD Futures(f)	06/02/2025	664,175	(28,174)
9	NYMEX Platinum Future(f)	07/30/2025	462,375	(1,660)
7	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	06/02/2025	670,467	(36,191)
21	SFE 10 Year Australian Bond Future	06/17/2025	1,478,473	(3,799)
56	SFE 3 Year Australian Bond Future	06/17/2025	3,727,161	(6,902)
3	TSE Japanese 10 Year Bond Futures	06/16/2025	2,768,812	(2,816)
9	Ultra 10-Year US Treasury Note Futures	06/19/2025	1,027,125	(4,117)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$211,395

	TOTAL FUTURES CONTRACTS			$924,051

CREDIT DEFAULT SWAPS

Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Apreciation/ (Depreciation)
SOC	Markit CDX North America High Yield Index	Sell	5.00%	376.31%	Quarterly	6/20/2030	$531,500	$27,203	$30,545	$(3,342)
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	61.45%	Quarterly	6/20/2030	531,500	9,556	10,085	(529)
SOC	Markit iTraxx Europe Index (g)	Sell	1.00%	63.94%	Quarterly	6/20/2030	512,000	9,761	10,769	(1,008)
SOC	Markit iTraxx Europe Crossover Index (g)	Sell	5.00%	329.64%	Quarterly	6/20/2030	512,000	41,483	44,815	(3,332)
	Net Unrealized Depreciation on Swap Contracts								$96,214	$(8,211)

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

SOC	- Societe Generale

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Zero coupon bond.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(f)	All or a portion of this investment is a holding of the ACSSF Fund Limited.

(g)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of March 31, 2025.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	BIOTECH & PHARMA - 49.8%
10,498	AbbVie, Inc.	$2,199,541
5,137	Agios Pharmaceuticals, Inc.(a)	150,514
37,747	Aldeyra Therapeutics, Inc.(a)	217,045
5,566	Apogee Therapeutics, Inc.(a)	207,946
25,462	AstraZeneca plc - ADR	1,871,458
27,026	Avadel Pharmaceuticals plc(a)	211,614
1,687	BioNTech S.E. - ADR(a)	153,618
15,858	Bristol-Myers Squibb Company	967,179
12,508	Daiichi Sankyo Company Ltd. - ADR	298,691
8,264	Edgewise Therapeutics, Inc.(a)	181,808
4,914	Eli Lilly & Company	4,058,523
9,604	Exact Sciences Corporation(a)	415,757
8,487	Gilead Sciences, Inc.	950,968
3,127	Insmed, Inc.(a)	238,559
6,254	Ionis Pharmaceuticals, Inc.(a)	188,683
13,374	Johnson & Johnson	2,217,944
1,563	Krystal Biotech, Inc.(a)	281,809
18,315	Merck & Company, Inc.	1,643,954
5,360	Neurocrine Biosciences, Inc.(a)	592,816
12,731	Novartis A.G. - ADR	1,419,252
4,914	Oruka Therapeutics, Inc.	50,418
31,269	Pfizer, Inc.	792,356
4,244	Protagonist Therapeutics, Inc.(a)	205,240
422	Regeneron Pharmaceuticals, Inc.	267,645
5,137	Rhythm Pharmaceuticals, Inc.(a)	272,107
2,457	Sandoz Group A.G. - ADR	102,997
5,360	Verona Pharma plc - ADR(a)	340,306
2,457	Vertex Pharmaceuticals, Inc.(a)	1,191,203
2,010	Zoetis, Inc.	330,947
		22,020,898
	HEALTH CARE FACILITIES & SERVICES - 19.7%
1,175	Addus HomeCare Corporation(a)	116,196
843	Cencora, Inc.	234,430
843	Charles River Laboratories International, Inc.(a)	126,888
843	Chemed Corporation	518,715

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 19.7% (Continued)
2,904	Cigna Group (The)	$955,416
14,518	CVS Health Corporation	983,594
1,563	Elevance Health, Inc.	679,842
5,584	Encompass Health Corporation	565,548
1,563	ICON plc(a)	273,509
8,934	Surgery Partners, Inc.(a)	212,183
7,090	UnitedHealth Group, Inc.	3,713,387
4,244	US Physical Therapy, Inc.	307,096
		8,686,804
	MEDICAL EQUIPMENT & DEVICES - 28.5%
7,594	Abbott Laboratories	1,007,344
39,757	Adaptive Biotechnologies Corporation(a)	295,395
11,777	Artivion, Inc.(a)	289,479
20,995	AtriCure, Inc.(a)	677,299
3,127	Becton Dickinson and Company	716,271
15,188	Boston Scientific Corporation(a)	1,532,164
3,350	Danaher Corporation	686,750
5,137	DexCom, Inc.(a)	350,806
7,594	Edwards Lifesciences Corporation(a)	550,413
14,741	Globus Medical, Inc., Class A(a)	1,079,041
6,254	Hologic, Inc.(a)	386,310
2,010	Intuitive Surgical, Inc.(a)	995,493
2,904	iRhythm Technologies, Inc.(a)	303,991
34,396	Neogen Corporation(a)	298,213
9,157	OrthoPediatrics Corporation(a)	225,537
1,340	Stryker Corporation	498,815
6,477	Tandem Diabetes Care, Inc.(a)	124,099
21,889	Terumo Corporation - ADR	411,075
2,680	Thermo Fisher Scientific, Inc.	1,333,568
1,340	West Pharmaceutical Services, Inc.	299,999
4,690	Zimmer Biomet Holdings, Inc.	530,814
		12,592,876

	TOTAL COMMON STOCKS (Cost $44,951,265)	43,300,578

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
2	Fidelity Investments Money Market Government Portfolio, Class I, 4.23%(b)	$2
844,762	First American Treasury Obligations Fund, Class X, 4.26%(b)	844,762
	TOTAL MONEY MARKET FUNDS (Cost $844,764)	844,764

	TOTAL INVESTMENTS - 99.9% (Cost $45,796,029)	$44,145,342
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	31,231
	NET ASSETS - 100.0%	$44,176,573

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 27.0%
	CONTAINERS & PACKAGING - 2.6%
50,000	Graphic Packaging Holding Company	$1,298,000

	ELECTRICAL EQUIPMENT - 0.9%
375,000	SmartRent, Inc.(a)	453,750

	INDUSTRIAL REIT - 0.2%
5,000	Plymouth Industrial REIT, Inc.	81,500

	INSURANCE - 1.5%
104,000	Genworth Financial, Inc., Class A(a)	737,360

	METALS & MINING - 3.2%
284,800	Champion Iron Ltd.	868,932
35,000	Labrador Iron Ore Royalty Corporation	715,636
		1,584,568
	MORTGAGE FINANCE - 1.3%
50,000	Chimera Investment Corporation	641,500

	MULTI ASSET CLASS REIT - 0.1%
5,000	Armada Hoffler Properties, Inc.	37,550

	OIL & GAS PRODUCERS - 2.5%
10,000	Phillips 66	1,234,800

	REAL ESTATE OWNERS & DEVELOPERS - 2.6%
42,500	AMREP Corporation(a)	852,125
6,000	Howard Hughes Holdings, Inc.(a)	444,480
		1,296,605
	RETAIL REIT - 7.9%
112,674	Alpine Income Property Trust, Inc.	1,883,910
40,000	CTO Realty Growth, Inc.	772,400
16,989	Modiv Industrial, Inc.	272,673
20,000	Saul Centers, Inc.	721,400

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares					Fair Value
	COMMON STOCKS — 27.0% (Continued)
	RETAIL REIT - 7.9% (Continued)
15,000	Whitestone REIT				$218,550
					3,868,933
	SELF-STORAGE REIT - 0.7%
70,722	Global Self Storage, Inc.				356,439

	SPECIALTY REITS - 1.2%
5,000	Lamar Advertising Company, Class A				568,900

	TRANSPORTATION & LOGISTICS - 2.3%
17,600	FLEX LNG Ltd.				404,624
30,000	Stolt-Nielsen Ltd.				700,153
					1,104,777

	TOTAL COMMON STOCKS (Cost $14,482,965)				13,264,682

	PREFERRED STOCKS — 6.8%
	OIL & GAS PRODUCERS — 1.7%
35,400	NGL Energy Partners, L.P. - Series B (d)				849,246

	SPECIALTY REIT— 5.1%
100,156	Gladstone Land Corporation - Series D				2,483,869

	TOTAL PREFERRED STOCKS (Cost $3,306,155)				3,333,115

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value

	ASSET BACKED SECURITIES — 24.7%

	AUTO LOAN — 0.3%
155,000	First Investors Auto Owner Trust 2022-2 Series 2A D(b)		8.7100	10/16/28	162,124

	CLO — 0.2%
100,000	TRTX 2021-FL4 Issuer Ltd. Series FL4 AS(b),(c)	TSFR1M + 1.514%	5.8340	03/15/38	99,971

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
37,735	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(d)		5.5500	03/25/37	30,304

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5% (Continued)
47,214	MFA 2020-NQM2 Trust Series NQM2 A3(b),(d)		1.9470	04/25/65	$45,385
193,615	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(c)	TSFR1M + 0.434%	4.7550	02/25/37	149,101
					224,790

	HOME EQUITY — 0.3%
176,933	Terwin Mortgage Trust 2004-7HE Series 7HE A3(b),(c)	TSFR1M + 1.514%	5.8350	07/25/34	171,361

	NON AGENCY CMBS — 20.6%
906,906	BAMLL Commercial Mortgage Securities Trust Series DKLX C(b),(c)	TSFR1M + 2.150%	6.4700	01/15/39	898,998
1,432,590	BX Commercial Mortgage Trust 2021-SOAR Series SOAR B(b),(c)	TSFR1M + 0.984%	5.3040	06/15/38	1,426,882
210,000	BX Commercial Mortgage Trust 2021-VINO Series VINO B(b),(c)	TSFR1M + 0.967%	5.2860	05/15/38	209,461
1,000,000	BX Commercial Mortgage Trust 2021-VOLT Series VOLT B(b),(c)	TSFR1M + 1.064%	5.3840	09/15/36	990,610
380,000	CAMB Commercial Mortgage Trust 2019-LIFE Series LIFE B(b),(c)	TSFR1M + 1.547%	5.8670	12/15/37	379,542
477,000	CFCRE Commercial Mortgage Trust 2016-C6 Series C6 C(d)		4.1680	11/10/49	426,904
115,000	Citigroup Commercial Mortgage Trust 2017-C4 Series C4 AS		3.7640	10/12/50	109,500
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(b),(d)		3.8710	03/10/46	60,682
115,000	COMM 2015-CCRE25 Mortgage Trust Series CR25 D(d)		3.7670	08/10/48	107,672
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(b)		2.8670	02/10/48	74,539
20,000	COMM 2015-LC23 Mortgage Trust Series LC23 C(d)		4.5440	10/10/48	19,088
825,000	COMM 2015-PC1 Mortgage Trust Series PC1 AM(d)		4.2900	07/10/50	812,841
150,000	COMM 2016-CR28 Mortgage Trust Series CR28 B(d)		4.5880	02/10/49	144,589
33,371	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(d)		4.6330	11/15/48	32,186
100,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 B(d)		3.9240	01/15/49	95,146
120,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 C(d)		4.9180	01/15/49	113,526
185,000	DBJPM 2016-C3 Mortgage Trust Series C3 B		3.2640	08/10/49	176,347
8,878	GS Mortgage Securities Trust 2014-GC26 Series GC26 XA(d),(e), (i)		0.3100	11/10/47	—	(h)
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(d)		4.2390	07/15/48	41,294
10,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(d)		4.4340	10/15/48	9,805
150,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series C2 AS		3.4840	06/15/49	139,731
145,000	JPMDB Commercial Mortgage Securities Trust 2017-C7 Series C7 B		3.9850	10/15/50	133,560
1,125,000	MHP 2021-STOR Series STOR A(b),(c)	TSFR1M + 0.814%	5.1340	07/15/38	1,118,422
3,982	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(d)		4.7490	10/15/46	3,740
450,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C28 C(d)		4.5890	01/15/49	401,963
1,665,094	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 XA(d),(e)		1.8200	10/10/48	24,114
370,000	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 B		3.9330	10/10/48	350,358

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.7% (Continued)
	NON AGENCY CMBS — 20.6% (Continued)
220,000	UBS Commercial Mortgage Trust 2018-C13 Series C13 B(d)		4.7860	10/15/51	$207,803
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(d)		4.0070	05/15/48	72,471
300,000	Wells Fargo Commercial Mortgage Trust 2015-P2 Series P2 E(b),(d)		4.6500	12/15/48	264,445
711,150	Wells Fargo Commercial Mortgage Trust 2016-C33 Series C33 C		3.8960	03/15/59	682,963
100,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series C36 B(d)		3.6710	11/15/59	89,832
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B		3.8110	11/15/49	96,011
270,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(d)		4.2060	08/15/46	255,870
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(d)		4.2060	08/15/46	134,245
					10,105,140
	OTHER ABS — 2.8%
922,500	Coinstar Funding, LLC Series 2017-1 Series 2017-1A A2(b)		5.2160	04/25/47	853,628
508,857	RAM 2024-1, LLC Series 1 A(b)		6.6690	02/15/39	512,410
					1,366,038

	TOTAL ASSET BACKED SECURITIES (Cost $11,925,427)				12,129,424

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
	CMBS — 0.2%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(d),(e)		2.6280	01/25/49	126,660

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
649,341	Government National Mortgage Association Series 2019-110 SE(c),(e)	TSFR1M - 5.986%	1.6660	09/20/49	82,065

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $202,902)				208,725

	CONVERTIBLE BONDS — 3.9%
	INSURANCE — 2.0%
1,103,000	Porch Group, Inc.(b)		0.7500	09/15/26	985,861

	REAL ESTATE INVESTMENT TRUSTS — 1.9%
1,000,000	Braemar Hotels & Resorts, Inc.		4.5000	06/01/26	929,500

	TOTAL CONVERTIBLE BONDS (Cost $1,742,733)				1,915,361

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.5%
	APPAREL & TEXTILE PRODUCTS — 1.6%
8,000,000	Boras V-tyget 1 A.B.(c)	STIB3M + 5.750%	8.1630	04/29/27	$772,299

	GAS & WATER UTILITIES — 1.1%
588,000	Superior Plus, L.P. / Superior General Partner (b)		4.5000	03/15/29	543,165

	INSURANCE — 2.8%
1,700,000	Genworth Holdings, Inc.(d)	TSFR3M + 2.264%	6.5870	11/15/36	1,389,841

	OIL & GAS PRODUCERS — 1.3%
613,000	Summit Midstream Holdings, LLC(b)		8.6250	10/31/29	625,297

	OIL & GAS SERVICES & EQUIPMENT — 1.8%
850,000	Forum Energy Technologies, Inc.		10.5000	11/07/29	896,880

	REAL ESTATE OWNERS & DEVELOPERS — 4.1%
1,000,000	Five Point Operating Company, L.P. / Five Point(b),(f)		10.5000	01/15/28	1,023,929
1,000,000	Howard Hughes Corporation (The)(b)		5.3750	08/01/28	968,970
					1,992,899
	RETAIL - DISCRETIONARY — 3.6%
2,000,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	1,789,840

	SPECIALTY REIT — 2.0%
1,000,000	Outfront Media Capital, LLC / Outfront Media(b)		5.0000	08/15/27	983,350

	TELECOMMUNICATIONS — 1.3%
6,600,000	ASP Data Center A/S(b),(c)	NIBOR3M + 7.000%	11.4700	03/03/28	630,581

	TRANSPORTATION & LOGISTICS — 2.9%
1,436,186	Hawaiian Airlines 2013-1 Class A Pass Through Series 2013-1A		3.9000	01/15/26	1,416,205

	TOTAL CORPORATE BONDS (Cost $10,975,974)				11,040,357

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	TERM LOANS — 6.8%
	INTERNET MEDIA & SERVICES — 1.7%
848,000	Abe Investment Holdings, Inc.	Fixed	11.2500	02/14/30	$844,820

	RETAIL REIT — 3.6%
1,855,641	CBL & Associates Hold Company I, LLC(c)	TSFR1M + 2.777%	7.1870	11/03/25	1,765,948

	SPECIALTY REIT — 1.5%
706,190	Lamar Media Corporation(c)	TSFR1M + 1.697%	6.1070	02/08/27	705,307

	TOTAL TERM LOANS (Cost $3,333,932)				3,316,075

	U.S. GOVERNMENT & AGENCIES — 1.0%
	AGENCY MBS OTHER — 1.0%
285,503	Ginnie Mae II Pool MA8867		5.5000	05/20/53	284,918
183,894	Ginnie Mae II Pool MA9007		6.5000	07/20/53	187,240
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $472,218)				472,158

See accompanying notes to consolidated financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.7%
	MONEY MARKET FUND - 3.7%
1,801,283	First American Treasury Obligations Fund, Class X, 4.26% (Cost $1,801,283)(g)	$1,801,283

	TOTAL INVESTMENTS - 96.8% (Cost $48,243,589)	$47,481,180
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%	1,549,426
	NET ASSETS - 100.0%	$49,030,606

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

NIBOR3M	- Norwegian Interbank Offered Rate 3 month

STIB3M	- Stockholm Interbank Offered Rate 3 month

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month

TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $14,819,453 or 30.2% of net assets.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Variable rate security; the rate shown represents the rate on March 31, 2025.

(e)	Interest only securities.

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2025.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(h)	Less than $1 USD.

(i)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of March 31, 2025.

As of March 31, 2025, AlphaCentric Real Income Fund had the following open forward currency contracts:

						Unrealized
Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Depreciation
To Buy:	To Sell:
United States Dollars	Canadian Dollar	04/15/2025	US Bank	2,375,000	$1,651,830	$(1,356)
United States Dollars	Norwegian Krone	04/15/2025	US Bank	14,075,000	1,338,018	(16,347)
United States Dollars	Swedish Krona	04/15/2025	US Bank	8,090,000	805,693	(1,706)
					$3,795,541	$(19,409)

Total						$(19,409)

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025

							AlphaCentric
	AlphaCentric Income		AlphaCentric Premium		AlphaCentric Robotics		Symmetry Strategy
	Opportunities Fund		Opportunity Fund		and Automation Fund		Fund (Consolidated)
ASSETS
Investment securities:
Investments, at cost	$187,548,614		$35,607,648		$17,336,749		$36,644,648
Investments, at value (including collateral for loaned securities $0, $0, $3,587,052, $0)	$243,352,994		$35,821,914		$16,098,659		$37,965,022
Deposit with brokers for futures and swaps	—		24,386,945		—		1,709,026
Foreign currency (Cost $0, $0, $0, $5,937)	—		—		—		5,912
Receivable for securities sold	—		196,117		—		45,039
Receivable for fund shares sold	3,787		16,257		2,579		1,121
Dividends and interest receivable	308,051		152,948		44,738		34,357
Upfront payment on swap	—		—		—		96,214
Unrealized appreciation on open futures contracts	—		4,374		—		1,355,074
Prepaid expenses and other assets	17,269		36,200		20,055		20,075
Due from insurance	344,739		—		—		—
TOTAL ASSETS	244,026,840		60,614,755		16,166,031		41,231,840

LIABILITIES
Options Written (Proceeds $0, $4,657,822, $0, $0)	—		4,545,988		—		—
Payable upon return of securities loaned	—		—		3,587,052		—
Due to Broker	—		290,676		—		—
Payable for investments purchased	—		192,794		—		46,703
Payable for fund shares repurchased	57,630		36,066		5,035		—
Unrealized depreciation on swap contracts	—		—		—		8,211
Unrealized depreciation on open futures contracts	—		61,746		—		431,023
Advisory fees payable	244,456		73,369		8,771		32,948
Distribution (12b-1) fees payable	7,915		854		357		323
Payable to related parties	12,181		15,371		1,020		722
Administration fees payable	54,229		22,855		9,231		10,915
Accrued expenses and other liabilities	1,030,225		37,042		28,494		29,609
TOTAL LIABILITIES	1,406,636		5,276,761		3,639,960		560,454
NET ASSETS	$242,620,204		$55,337,994		$12,526,071		$40,671,386

Composition of Net Assets:
Paid in capital	$526,610,175		$58,514,898		$14,494,075		$41,459,748
Accumulated loss	(283,989,971)		(3,176,904)		(1,968,004)		(788,362)
NET ASSETS	$242,620,204		$55,337,994		$12,526,071		$40,671,386

Net Asset Value Per Share:
Class A Shares (IOFAX, HMXAX, GNXAX, SYMAX):
Net Assets	$34,339,092		$3,041,469		$1,499,021		$103,775
Shares of beneficial interest outstanding (a)	4,715,180		114,619		124,879		8,667
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$7.28		$26.54	(d)	$12.00	(d)	$11.97

Maximum offering price per share	$7.64	(c)	$28.15	(b)(d)	$12.74	(b)(d)	$12.70	(b)

Class C Shares (IOFCX, HMXCX, GNXCX, SYMCX):
Net Assets	$16,378,993		$1,117,052		$398,913		$544,911
Shares of beneficial interest outstanding (a)	2,259,398		44,305		35,392		46,806
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$7.25		$25.21	(d)	$11.27	(d)	$11.64

Class I Shares (IOFIX, HMXIX, GNXIX, SYMIX):
Net Assets	$191,902,119		$51,179,473		$10,628,137		$40,022,700
Shares of beneficial interest outstanding (a)	26,313,592		1,883,415		866,211		3,350,368
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$7.29		$27.17	(d)	$12.27	(d)	$11.95

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

(d)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on March 31, 2025 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
March 31, 2025

	AlphaCentric Life
	Sciences and		AlphaCentric Real
	Healthcare Fund		Income Fund
ASSETS
Investment securities:
Investments, at cost	$45,796,029		$48,243,589
Investments, at value	$44,145,342		$47,481,180
Receivable for securities sold	—		2,006,062
Receivable for fund shares sold	5,252		658
Dividends and interest receivable	70,965		309,043
Prepaid expenses and other assets	31,464		35,498
TOTAL ASSETS	44,253,023		49,832,441

LIABILITIES
Payable for investments purchased	—		706,190
Unrealized depreciation on forward foreign currency exchange contracts	—		19,409
Payable for fund shares repurchased	24,600		17,173
Advisory fees payable	16,646		21,981
Distribution (12b-1) fees payable	739		571
Payable to related parties	6,399		564
Administration fees payable	14,971		19,380
Accrued expenses and other liabilities	13,095		16,567
TOTAL LIABILITIES	76,450		801,835
NET ASSETS	$44,176,573		$49,030,606

Composition of Net Assets:
Paid in capital	$51,746,267		$50,491,293
Accumulated loss	(7,569,694)		(1,460,687)
NET ASSETS	$44,176,573		$49,030,606

Net Asset Value Per Share:
Class A Shares (LYFAX,SIIAX):
Net Assets	$5,142,776		$2,434,413
Shares of beneficial interest outstanding (a)	398,619		149,721
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.90		$16.26

Maximum offering price per share	$13.69	(b)	$17.07	(c)

Class C Shares (LYFCX,SIICX):
Net Assets	$1,794,933		$2,309,441
Shares of beneficial interest outstanding (a)	142,006		142,389
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$12.64		$16.22

Class I Shares (LYFIX,SIIIX):
Net Assets	$37,238,864		$44,286,752
Shares of beneficial interest outstanding (a)	2,863,524		2,717,012
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$13.00		$16.30

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2025

		AlphaCentric		AlphaCentric
		Premium	AlphaCentric	Symmetry Strategy
	AlphaCentric Income	Opportunity	Robotics and	Fund
	Opportunities Fund	Fund	Automation Fund	(Consolidated)
INVESTMENT INCOME
Dividends (ARAF and ASSF: Net of tax withholding of $17,799 and $599, respectively)	$—	$—	$87,833	$692,029
Interest	18,130,019	2,343,461	24,557	631,599
Securities lending income	—	—	93,873	—
TOTAL INVESTMENT INCOME	18,130,019	2,343,461	206,263	1,323,628

EXPENSES
Investment advisory fees	3,723,081	1,158,035	195,759	547,587
Distribution (12b-1) fees:
Class A	80,477	8,649	4,893	368
Class C	200,020	13,525	4,707	6,016
Legal fees	4,945,937 *	18,085	17,952	26,139
Shareholder servicing fees	229,113	72,157	18,698	14,455
Line of credit fees	217,639	—	9,729	—
Financial administration/fund accounting fees	210,168	105,804	40,642	81,005
Legal administration/management services fees	143,102	32,985	9,396	20,281
Registration fees	76,990	49,990	40,831	39,992
Audit fees	57,746	17,886	18,415	21,497
Printing and postage expenses	33,698	3,411	3,392	4,885
Compliance officer fees	21,410	9,145	13,041	13,620
Trustees fees and expenses	16,117	16,005	13,885	13,352
Custodian fees	12,182	4,777	19,531	12,477
Insurance expense	11,968	2,302	851	1,202
Interest expense	—	1,597	—	—
Other expenses	2,655	2,211	2,655	3,355
TOTAL EXPENSES	9,982,303	1,516,564	414,377	806,231
Less: Fees waived by the Adviser	(297,138)	(177,009)	(168,912)	(150,163)
Less: Expenses reimbursed by insurance	(2,537,366)	—	—	—
NET EXPENSES	7,147,799	1,339,555	245,465	656,068

NET INVESTMENT INCOME (LOSS)	10,982,220	1,003,906	(39,202)	667,560

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	3,912,521	(3,308,316)	5,168,989	2,124,598
Distributions of capital gains from underlying investment companies	—	—	—	791
Foreign Currencies Transactions	—	—	10,929	(813)
Futures Contracts	—	(2,216,733)	—	(2,732,194)
Options Written	—	4,585,712	—	—
Swap Contracts	—	—	—	65,008
	3,912,521	(939,337)	5,179,918	(542,610)
Net change in unrealized appreciation (depreciation) on:
Investments	(12,805,684)	216,903	(6,140,593)	(1,133,805)
Foreign Currencies Translation	—	—	(871)	(768)
Futures Contracts	—	(627,586)	—	331,110
Options Written	—	73,484	—	—
Swap Contracts	—	—	—	(8,540)
	(12,805,684)	(337,199)	(6,141,464)	(812,003)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(8,893,163)	(1,276,536)	(961,546)	(1,354,613)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,089,057	$(272,630)	$(1,000,748)	$(687,053)

*	Includes legal fees that are extraordinary expenses that are outside the expense limitation.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended March 31, 2025

	AlphaCentric Life
	Sciences and	AlphaCentric Real
	Healthcare Fund	Income Fund
INVESTMENT INCOME
Dividends (ALHF and ARIF : Net of tax withholding of $43,022 and $1,824, respectively)	$613,221	$1,664,634
Interest	243,563	1,826,730
TOTAL INVESTMENT INCOME	856,784	3,491,364

EXPENSES
Investment advisory fees	913,696	828,332
Distribution (12b-1) fees:
Class A	16,016	5,004
Class C	20,539	23,212
Financial administration/fund accounting fees	108,144	111,821
Shareholder servicing fees	92,118	51,561
Registration fees	64,944	60,947
Legal fees	64,994	29,261
Legal administration/management services fees	43,858	27,595
Trustees fees and expenses	18,157	18,352
Printing and postage expenses	17,547	25,394
Audit fees	16,450	18,394
Compliance officer fees	14,361	13,464
Custodian fees	9,084	5,458
Insurance expense	3,198	1,799
Line of credit fees	2,789	—
Other expenses	2,655	3,234
TOTAL EXPENSES	1,408,550	1,223,828
Less: Fees waived by the Adviser	(314,249)	(372,528)
NET EXPENSES	1,094,301	851,300

NET INVESTMENT INCOME (LOSS)	(237,517)	2,640,064

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(2,422,008)	129,108
Foreign Currencies Transactions	—	(24,205)
	(2,422,008)	104,903
Net change in unrealized appreciation (depreciation) on:
Investments	5,691,686	456,056
Foreign Currency Translation	336	534
Forward Foreign Currency Exchange Contracts	—	(19,409)
	5,692,022	437,181

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,270,014	542,084

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,032,497	$3,182,148

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
FROM OPERATIONS
Net investment income	$10,982,220	$16,519,126
Net realized gain from investments	3,912,521	27,915,351
Net change in unrealized depreciation on investments	(12,805,684)	(62,412,233)
Net increase (decrease) in net assets resulting from operations	2,089,057	(17,977,756)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A (IOFAX)	(1,237,689)	(1,622,530)
Class C (IOFCX)	(732,147)	(1,241,809)
Class I (IOFIX)	(8,328,015)	(15,731,709)
From distributable earnings:
Class A (IOFAX)	(1,259,327)	(1,165,894)
Class C (IOFCX)	(649,156)	(850,032)
Class I (IOFIX)	(10,054,675)	(11,348,898)
Total distributions to shareholders	(22,261,009)	(31,960,872)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (IOFAX)	12,407,333	10,527,300
Class C (IOFCX)	252,476	408,041
Class I (IOFIX)	43,823,093	95,824,674
Net asset value of shares issued in reinvestment of distributions:
Class A (IOFAX)	2,105,091	2,540,582
Class C (IOFCX)	1,298,335	1,945,455
Class I (IOFIX)	15,763,381	22,747,343
Payments for shares repurchased:
Class A (IOFAX)	(12,067,309)	(18,823,941)
Class C (IOFCX)	(8,091,730)	(20,283,519)
Class I (IOFIX)	(135,714,527)	(321,353,075)
Net decrease in net assets from shares of beneficial interest	(80,223,857)	(226,467,140)

TOTAL DECREASE IN NET ASSETS	(100,395,809)	(276,405,768)

NET ASSETS
Beginning of Year	343,016,013	619,421,781
End of Year	$242,620,204	$343,016,013

SHARE ACTIVITY
Class A (IOFAX):
Shares Sold	1,654,681	1,286,639
Shares Reinvested	281,477	312,476
Shares Repurchased	(1,607,245)	(2,345,044)
Net increase (decrease) in shares of beneficial interest outstanding	328,913	(745,929)

Class C (IOFCX):
Shares Sold	33,436	48,477
Shares Reinvested	174,228	239,237
Shares Repurchased	(1,083,214)	(2,482,686)
Net decrease in shares of beneficial interest outstanding	(875,550)	(2,194,972)

Class I (IOFIX):
Shares Sold	5,755,581	11,875,945
Shares Reinvested	2,102,935	2,786,459
Shares Repurchased	(17,999,778)	(39,042,425)
Net decrease in shares of beneficial interest outstanding	(10,141,262)	(24,380,021)

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
FROM OPERATIONS
Net investment income	$1,003,906	$1,377,773
Net realized gain (loss) from investments, future contracts and options written	(939,337)	10,943,885
Net change in unrealized depreciation on investments, future contracts and options written	(337,199)	(1,714,168)
Net increase (decrease) in net assets resulting from operations	(272,630)	10,607,490

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (HMXAX)	(54,487)	—
Class C (HMXCX)	(10,589)	—
Class I (HMXIX)	(1,312,885)	—
Total distributions to shareholders	(1,377,961)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (HMXAX)	346,957	842,644
Class C (HMXCX)	73,900	291,648
Class I (HMXIX)	13,496,174	16,514,676
Net asset value of shares issued in reinvestment of distributions:
Class A (HMXAX)	45,902	—
Class C (HMXCX)	10,175	—
Class I (HMXIX)	999,757	—
Payments for shares repurchased:
Class A (HMXAX)	(1,572,484)	(4,816,502)
Class C (HMXCX)	(587,488)	(650,689)
Class I (HMXIX)	(29,991,880)	(37,834,728)
Net decrease in net assets from shares of beneficial interest	(17,178,987)	(25,652,951)

TOTAL DECREASE IN NET ASSETS	(18,829,578)	(15,045,461)

NET ASSETS
Beginning of Year	74,167,572	89,213,033
End of Year	$55,337,994	$74,167,572

SHARE ACTIVITY
Class A (HMXAX):
Shares Sold	12,558	33,881
Shares Reinvested	1,607	—
Shares Repurchased	(57,413)	(186,557)
Net decrease in shares of beneficial interest outstanding	(43,248)	(152,676)

Class C (HMXCX):
Shares Sold	2,811	12,402
Shares Reinvested	374	—
Shares Repurchased	(22,324)	(26,613)
Net decrease in shares of beneficial interest outstanding	(19,139)	(14,211)

Class I (HMXIX):
Shares Sold	473,046	637,575
Shares Reinvested	34,215	—
Shares Repurchased	(1,056,106)	(1,461,551)
Net decrease in shares of beneficial interest outstanding	(548,845)	(823,976)

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
FROM OPERATIONS
Net investment loss	$(39,202)	$(32,822)
Net realized gain (loss) from investments and foreign currencies transactions	5,179,918	(3,256,010)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies translation	(6,141,464)	4,599,300
Net increase (decrease) in net assets resulting from operations	(1,000,748)	1,310,468

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (GNXAX)	128,707	255,659
Class C (GNXCX)	82,536	25,326
Class I (GNXIX)	5,547,398	7,598,050
Payments for shares repurchased:
Class A (GNXAX)	(1,570,861)	(1,145,814)
Class C (GNXCX)	(196,664)	(185,585)
Class I (GNXIX)	(17,080,820)	(12,954,575)
Net decrease in net assets from shares of beneficial interest	(13,089,704)	(6,406,939)

TOTAL DECREASE IN NET ASSETS	(14,090,452)	(5,096,471)

NET ASSETS
Beginning of Year	26,616,523	31,712,994
End of Year	$12,526,071	$26,616,523

SHARE ACTIVITY
Class A (GNXAX):
Shares Sold	9,410	22,385
Shares Repurchased	(128,207)	(99,783)
Net decrease in shares of beneficial interest outstanding	(118,797)	(77,398)

Class C (GNXCX):
Shares Sold	5,687	2,463
Shares Repurchased	(16,487)	(17,295)
Net decrease in shares of beneficial interest outstanding	(10,800)	(14,832)

Class I (GNXIX):
Shares Sold	433,307	656,068
Shares Repurchased	(1,414,389)	(1,121,664)
Net decrease in shares of beneficial interest outstanding	(981,082)	(465,596)

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
FROM OPERATIONS
Net investment income	$667,560	$848,558
Net realized gain (loss) from investments, foreign currencies transactions, futures contracts and swap contracts	(543,401)	452,596
Distributions of capital gains from underlying investment companies	791	9,036
Net change in unrealized appreciation (depreciation) on investments, foreign currencies translation, futures contracts and swap contracts	(812,003)	2,591,539
Net increase (decrease) in net assets resulting from operations	(687,053)	3,901,729

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (SYMAX)	—	(2,237)
Class C (SYMCX)	—	(7,088)
Class I (SYMIX)	—	(782,964)
Total distributions to shareholders	—	(792,289)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SYMAX)	21,608	15,582
Class C (SYMCX)	21,840	9,460
Class I (SYMIX)	3,341,927	2,331,934
Net asset value of shares issued in reinvestment of distributions:
Class A (SYMAX)	—	2,237
Class C (SYMCX)	—	6,778
Class I (SYMIX)	—	721,381
Payments for shares repurchased:
Class A (SYMAX)	(104,581)	(718,592)
Class C (SYMCX)	(198,226)	(291,177)
Class I (SYMIX)	(2,436,211)	(15,248,186)
Net increase (decrease) in net assets from shares of beneficial interest	646,357	(13,170,583)

TOTAL DECREASE IN NET ASSETS	(40,696)	(10,061,143)

NET ASSETS
Beginning of Year	40,712,082	50,773,225
End of Year	$40,671,386	$40,712,082

SHARE ACTIVITY
Class A (SYMAX):
Shares Sold	1,753	1,304
Shares Reinvested	—	196
Shares Repurchased	(8,571)	(61,941)
Net decrease in shares of beneficial interest outstanding	(6,818)	(60,441)

Class C (SYMCX):
Shares Sold	1,823	826
Shares Reinvested	—	604
Shares Repurchased	(16,894)	(25,397)
Net decrease in shares of beneficial interest outstanding	(15,071)	(23,967)

Class I (SYMIX):
Shares Sold	272,810	200,997
Shares Reinvested	—	63,502
Shares Repurchased	(202,883)	(1,315,186)
Net increase (decrease) in shares of beneficial interest outstanding	69,927	(1,050,687)

See accompanying notes to consolidated financial statements.

AlphaCentric Life Sciences and Healthcare Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
FROM OPERATIONS
Net investment loss	$(237,517)	$(425,154)
Net realized gain (loss) from investments	(2,422,008)	2,990,059
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	5,692,022	(4,727,571)
Net increase (decrease) in net assets resulting from operations	3,032,497	(2,162,666)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (LYFAX)	(126,887)	(176,739)
Class C (LYFCX)	(22,143)	(48,424)
Class I (LYFIX)	(1,005,687)	(2,467,967)
Total distributions to shareholders	(1,154,717)	(2,693,130)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (LYFAX)	1,998,240	5,892,313
Class C (LYFCX)	278,394	1,589,653
Class I (LYFIX)	8,871,209	64,946,055
Net asset value of shares issued in reinvestment of distributions:
Class A (LYFAX)	124,994	172,476
Class C (LYFCX)	21,863	47,614
Class I (LYFIX)	773,628	2,069,949
Payments for shares repurchased:
Class A (LYFAX)	(3,635,100)	(2,805,913)
Class C (LYFCX)	(700,250)	(158,332)
Class I (LYFIX)	(68,571,324)	(43,276,729)
Net increase (decrease) in net assets from shares of beneficial interest	(60,838,346)	28,477,086

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,960,566)	23,621,290

NET ASSETS
Beginning of Year	103,137,139	79,515,849
End of Year	$44,176,573	$103,137,139

SHARE ACTIVITY
Class A (LYFAX):
Shares Sold	152,883	439,166
Shares Reinvested	9,739	13,754
Shares Repurchased	(284,102)	(220,086)
Net increase (decrease) in shares of beneficial interest outstanding	(121,480)	232,834

Class C (LYFCX):
Shares Sold	22,483	127,015
Shares Reinvested	1,737	3,868
Shares Repurchased	(55,260)	(12,382)
Net increase (decrease) in shares of beneficial interest outstanding	(31,040)	118,501

Class I (LYFIX):
Shares Sold	683,592	4,881,707
Shares Reinvested	59,848	163,891
Shares Repurchased	(5,232,284)	(3,356,199)
Net increase (decrease) in shares of beneficial interest outstanding	(4,488,844)	1,689,399

See accompanying notes to consolidated financial statements.

AlphaCentric Real Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
FROM OPERATIONS
Net investment income	$2,640,064	$2,941,790
Net realized gain from investments and foreign currencies transaction	104,903	835,826
Net change in unrealized appreciation on investments, foreign currencies translation and forward foreign currency exchange contracts	437,181	5,066,385
Net increase in net assets resulting from operations	3,182,148	8,844,001

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (SIIAX)	(128,256)	(59,336)
Class C (SIICX)	(129,594)	(87,689)
Class I (SIIIX)	(3,307,359)	(3,656,492)
Total distributions to shareholders	(3,565,209)	(3,803,517)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SIIAX)	1,252,284	795,213
Class C (SIICX)	741,746	889,609
Class I (SIIIX)	20,759,934	28,850,469
Net asset value of shares issued in reinvestment of distributions:
Class A (SIIAX)	100,949	56,834
Class C (SIICX)	118,258	81,045
Class I (SIIIX)	2,350,085	2,627,713
Payments for shares repurchased:
Class A (SIIAX)	(145,033)	(137,785)
Class C (SIICX)	(387,131)	(245,794)
Class I (SIIIX)	(32,192,543)	(29,103,103)
Net increase (decrease) in net assets from shares of beneficial interest	(7,401,451)	3,814,201

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,784,512)	8,854,685

NET ASSETS
Beginning of Year	56,815,118	47,960,433
End of Year	$49,030,606	$56,815,118

SHARE ACTIVITY
Class A (SIIAX):
Shares Sold	75,680	50,383
Shares Reinvested	6,095	3,600
Shares Repurchased	(8,835)	(8,615)
Net increase in shares of beneficial interest outstanding	72,940	45,368

Class C (SIICX):
Shares Sold	45,422	57,657
Shares Reinvested	7,156	5,149
Shares Repurchased	(23,379)	(15,877)
Net increase in shares of beneficial interest outstanding	29,199	46,929

Class I (SIIIX):
Shares Sold	1,253,795	1,825,740
Shares Reinvested	141,819	166,606
Shares Repurchased	(1,950,845)	(1,844,799)
Net increase (decrease) in shares of beneficial interest outstanding	(555,231)	147,547

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		March 31,		March 31,		March 31,		March 31,
Class A (IOFAX)	2025		2024		2023		2022		2021
Net asset value, beginning of year	$7.79		$8.68		$11.48		$11.50		$8.15
Activity from investment operations:
Net investment income (1)	0.27		0.28		0.22		0.13		0.19
Net realized and unrealized gain (loss) on investments	(0.20)		(0.60)		(2.52)		0.30		3.62
Total from investment operations	0.07		(0.32)		(2.30)		0.43		3.81
Less distributions from:
Net investment income	(0.28)		(0.25)		(0.19)		(0.26)		(0.21)
Return of capital	(0.30)		(0.32)		(0.31)		(0.19)		(0.25)
Total distributions	(0.58)		(0.57)		(0.50)		(0.45)		(0.46)
Net asset value, end of year	$7.28		$7.79		$8.68		$11.48		$11.50
Total return (2)	0.99	% (10)	(3.63	)% (10)	(20.20)%		3.68%		47.64%
Net assets, at end of year (000s)	$34,339		$34,190		$44,561		$146,192		$221,961
Ratio of gross expenses to average net assets before expense reimbursement (3)	3.63	% (9)	2.31	% (8)	2.18	% (7)	1.95	% (6)	1.97	% (5)
Ratio of net expenses to average net assets after expense reimbursement	2.64	% (9)	1.99	% (8)	1.90	% (7)	1.76	% (6)	1.75	% (5)
Ratio of net investment income to average net assets (4)	3.70	% (9)	3.46	% (8)	2.32	% (7)	1.09	% (6)	1.83	% (5)
Portfolio Turnover Rate	6%		15%		0%		14%		3%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes 0.01% for the year ended March 31, 2021 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(6)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Includes 0.25% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(9)	Includes 0.90% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		March 31,		March 31,		March 31,		March 31,
Class C (IOFCX)	2025		2024		2023		2022		2021
Net asset value, beginning of year	$7.76		$8.65		$11.43		$11.45		$8.12
Activity from investment operations:
Net investment income (1)	0.22		0.23		0.16		0.04		0.11
Net realized and unrealized gain (loss) on investments	(0.21)		(0.60)		(2.51)		0.30		3.61
Total from investment operations	0.01		(0.37)		(2.35)		0.34		3.72
Less distributions from:
Net investment income	(0.25)		(0.23)		(0.17)		(0.21)		(0.14)
Return of capital	(0.27)		(0.29)		(0.26)		(0.15)		(0.25)
Total distributions	(0.52)		(0.52)		(0.43)		(0.36)		(0.39)
Net asset value, end of year	$7.25		$7.76		$8.65		$11.43		$11.45
Total return (2)	0.24	% (10)	(4.37	)% (10)	(20.74)%		2.92%		46.47%
Net assets, at end of year (000s)	$16,379		$24,330		$46,084		$100,794		$118,599
Ratio of gross expenses to average net assets before expense reimbursement (3)	4.38	% (9)	3.06	% (8)	2.93	% (7)	2.71	% (6)	2.72	% (5)
Ratio of net expenses to average net assets after expense reimbursement	3.39	% (9)	2.74	% (8)	2.65	% (7)	2.51	% (6)	2.50	% (5)
Ratio of net investment income to average net assets (4)	2.95	% (9)	2.74	% (8)	1.66	% (7)	0.34	% (6)	1.08	% (5)
Portfolio Turnover Rate	6%		15%		0%		14%		3%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes 0.01% for the year ended March 31, 2021 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(6)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Includes 0.25% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(9)	Includes 0.90% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		March 31,		March 31,		March 31,		March 31,
Class I (IOFIX)	2025		2024		2023		2022		2021
Net asset value, beginning of year	$7.80		$8.69		$11.49		$11.51		$8.16
Activity from investment operations:
Net investment income (1)	0.30		0.31		0.25		0.16		0.22
Net realized and unrealized gain (loss) on investments	(0.21)		(0.60)		(2.52)		0.30		3.63
Total from investment operations	0.09		(0.29)		(2.27)		0.46		3.85
Less distributions from:
Net investment income	(0.34)		(0.26)		(0.20)		(0.28)		(0.23)
Return of capital	(0.26)		(0.34)		(0.33)		(0.20)		(0.27)
Total distributions	(0.60)		(0.60)		(0.53)		(0.48)		(0.50)
Net asset value, end of year	$7.29		$7.80		$8.69		$11.49		$11.51
Total return (2)	1.23	% (10)	(3.38	)% (10)	(19.99)%		3.93%		47.94%
Net assets, at end of year (000s)	$191,902		$284,496		$528,778		$2,189,289		$3,315,245
Ratio of gross expenses to average net assets before expense reimbursement (3)	3.38	% (9)	2.06	% (8)	1.93	% (7)	1.70	% (6)	1.72	% (5)
Ratio of net expenses to average net assets after expense reimbursement	2.39	% (9)	1.74	% (8)	1.65	% (7)	1.51	% (6)	1.50	% (5)
Ratio of net investment income to average net assets (4)	3.95	% (9)	3.74	% (8)	2.56	% (7)	1.34	% (6)	2.07	% (5)
Portfolio Turnover Rate	6%		15%		0%		14%		3%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes 0.01% for the year ended March 31, 2021 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(6)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Includes 0.25% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(9)	Includes 0.90% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses net of insurance reimbursement which are not subject to waiver by the adviser.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	March 31,		March 31,		March 31,	March 31,	March 31,
Class A (HMXAX)	2025		2024		2023	2022	2021
Net asset value, beginning of year	$27.33		$24.00		$25.14	$25.80	$23.12
Activity from investment operations:
Net investment income (loss) (1)	0.36		0.37		(0.07)	(0.58)	(0.53)
Net realized and unrealized gain (loss) on investments	(0.68)		2.96		(1.07)	1.19	3.79
Total from investment operations	(0.32)		3.33		(1.14)	0.61	3.26
Less distributions from:
Net investment income	(0.47)		—		—	—	—
Net realized gains	—		—		—	(1.27)	(0.58)
Total distributions	(0.47)		—		—	(1.27)	(0.58)
Net asset value, end of year	$26.54		$27.33		$24.00	$25.14	$25.80
Total return (2)	(1.28	)% (6)	13.88	% (6)	(4.53)%	2.24%	14.17%
Net assets, at end of year (000s)	$3,041		$4,314		$7,452	$6,187	$6,455
Ratio of gross expenses to average net assets before expense reimbursement (3)	2.51%		2.43%		2.37%	2.25%	2.31	% (5)
Ratio of net expenses to average net assets after expense reimbursement	2.24%		2.24%		2.24%	2.24%	2.25	% (5)
Ratio of net investment income (loss) to average net assets	1.30%		1.48%		(0.31)%	(2.22)%	(2.11	)% (5)
Portfolio Turnover Rate (4)	0%		0%		0%	0%	9%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(5)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	March 31,		March 31,		March 31,	March 31,	March 31,
Class C (HMXCX)	2025		2024		2023	2022	2021
Net asset value, beginning of year	$25.95		$22.96		$24.24	$25.10	$22.68
Activity from investment operations:
Net investment income (loss) (1)	0.15		0.18		(0.29)	(0.75)	(0.71)
Net realized and unrealized gain (loss) on investments	(0.66)		2.81		(0.99)	1.16	3.71
Total from investment operations	(0.51)		2.99		(1.28)	0.41	3.00
Less distributions from:
Net investment income	(0.23)		—		—	—	—
Net realized gains	—		—		—	(1.27)	(0.58)
Total distributions	(0.23)		—		—	(1.27)	(0.58)
Net asset value, end of year	$25.21		$25.95		$22.96	$24.24	$25.10
Total return (2)	(2.04	)% (6)	13.02	% (6)	(5.28)%	1.50%	13.29%
Net assets, at end of year (000s)	$1,117		$1,646		$1,783	$3,652	$2,079
Ratio of gross expenses to average net assets before expense reimbursement (3)	3.26%		3.18%		3.12%	3.00%	3.06	% (5)
Ratio of net expenses to average net assets after expense reimbursement	2.99%		2.99%		2.99%	2.99%	3.00	% (5)
Ratio of net investment income (loss) to average net assets	0.55%		0.73%		(1.30)%	(2.97)%	(2.88	)% (5)
Portfolio Turnover Rate (4)	0%		0%		0%	0%	9%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(5)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		March 31,	March 31,	March 31,	March 31,
Class I (HMXIX)	2025		2024	2023	2022	2021
Net asset value, beginning of year	$28.04		$24.56	$25.67	$26.25	$23.46
Activity from investment operations:
Net investment income (loss) (1)	0.44		0.45	(0.07)	(0.52)	(0.48)
Net realized and unrealized gain (loss) on investments	(0.69)		3.03	(1.04)	1.21	3.85
Total from investment operations	(0.25)		3.48	(1.11)	0.69	3.37
Less distributions from:
Net investment income	(0.62)		—	—	—	—
Net realized gains	—		—	—	(1.27)	(0.58)
Total distributions	(0.62)		—	—	(1.27)	(0.58)
Net asset value, end of year	$27.17		$28.04	$24.56	$25.67	$26.25
Total return (2)	(1.04	)% (6)	14.17%	(4.32)%	2.51%	14.43%
Net assets, at end of year (000s)	$51,179		$68,207	$79,979	$167,686	$93,490
Ratio of gross expenses to average net assets before expense reimbursement (3)	2.26%		2.18%	2.12%	2.01%	2.06	% (5)
Ratio of net expenses to average net assets after expense reimbursement	1.99%		1.99%	1.99%	1.99%	2.00	% (5)
Ratio of net investment income (loss) to average net assets	1.55%		1.73%	(0.30)%	(1.97)%	(1.87	)% (5)
Portfolio Turnover Rate (4)	0%		0%	0%	0%	9%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(5)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	March 31,		March 31,		March 31,	March 31,	March 31,
Class A (GNXAX)	2025		2024		2023	2022	2021
Net asset value, beginning of year	$12.26		$11.61		$13.99	$17.06	$9.63
Activity from investment operations:
Net investment loss (1)	(0.06)		(0.04)		(0.02)	(0.14)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.20)		0.69		(1.78)	(2.20)	7.57
Total from investment operations	(0.26)		0.65		(1.80)	(2.34)	7.43
Less distributions from:
Net realized gains	—		—		(0.58)	(0.73)	—
Total distributions	—		—		(0.58)	(0.73)	—
Net asset value, end of year	$12.00		$12.26		$11.61	$13.99	$17.06
Total return (2)	(2.12	)% (6)	5.60%		(12.70)%	(14.41)%	77.15%
Net assets, at end of year (000s)	$1,499		$2,988		$3,729	$5,853	$7,796
Ratio of gross expenses to average net assets before expense reimbursement (3)	2.84	% (5)	2.34	% (4)	2.31%	2.02%	2.10%
Ratio of net expenses to average net assets after expense reimbursement	1.76	% (5)	1.65	% (4)	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets	(0.43	)% (5)	(0.32	)% (4)	(0.20)%	(0.85)%	(0.96)%
Portfolio Turnover Rate	59%		54%		38%	73%	125%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(5)	Includes 0.11% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	March 31,		March 31,		March 31,	March 31,	March 31,
Class C (GNXCX)	2025		2024		2023	2022	2021
Net asset value, beginning of year	$11.60		$11.07		$13.47	$16.57	$9.43
Activity from investment operations:
Net investment loss (1)	(0.15)		(0.11)		(0.10)	(0.26)	(0.24)
Net realized and unrealized gain (loss) on investments	(0.18)		0.64		(1.72)	(2.11)	7.38
Total from investment operations	(0.33)		0.53		(1.82)	(2.37)	7.14
Less distributions from:
Net realized gains	—		—		(0.58)	(0.73)	—
Total distributions	—		—		(0.58)	(0.73)	—
Net asset value, end of year	$11.27		$11.60		$11.07	$13.47	$16.57
Total return (2)	(2.84	)% (6)	4.79%		(13.34)%	(15.03)%	75.72%
Net assets, at end of year (000s)	$399		$536		$676	$1,258	$1,258
Ratio of gross expenses to average net assets before expense reimbursement (3)	3.59	% (5)	3.09	% (4)	3.06%	2.78%	2.85%
Ratio of net expenses to average net assets after expense reimbursement	2.51	% (5)	2.40	% (4)	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(1.18	)% (5)	(1.07	)% (4)	(0.96)%	(1.61)%	(1.71)%
Portfolio Turnover Rate	59%		54%		38%	73%	125%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(5)	Includes 0.11% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	March 31,		March 31,		March 31,	March 31,	March 31,
Class I (GNXIX)	2025		2024		2023	2022	2021
Net asset value, beginning of year	$12.50		$11.81		$14.17	$17.23	$9.71
Activity from investment operations:
Net investment income (loss) (1)	(0.02)		(0.01)		0.01 (4)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.21)		0.70		(1.79)	(2.23)	7.62
Total from investment operations	(0.23)		0.69		(1.78)	(2.33)	7.52
Less distributions from:
Net realized gains	—		—		(0.58)	(0.73)	—
Total distributions	—		—		(0.58)	(0.73)	—
Net asset value, end of year	$12.27		$12.50		$11.81	$14.17	$17.23
Total return (2)	(1.84	)% (7)	5.84	% (7)	(12.39)%	(14.21)%	77.45%
Net assets, at end of year (000s)	$10,628		$23,092		$27,309	$32,289	$34,754
Ratio of gross expenses to average net assets before expense reimbursement (3)	2.59	% (6)	2.09	% (5)	2.06%	1.78%	1.85%
Ratio of net expenses to average net assets after expense reimbursement	1.51	% (6)	1.40	% (5)	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	(0.18	)% (6)	(0.07	)% (5)	0.03%	(0.60)%	(0.70)%
Portfolio Turnover Rate	59%		54%		38%	73%	125%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.11% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	March 31,	March 31,		March 31,	March 31,		March 31,
Class A (SYMAX)	2025	2024		2023	2022		2021
Net asset value, beginning of year	$12.19	$11.30		$12.76	$11.46		$9.75
Activity from investment operations:
Net investment income (loss) (1)	0.17	0.19		0.08	(0.08)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.39)	0.85		(0.43)	1.40		1.89
Total from investment operations	(0.22)	1.04		(0.35)	1.32		1.85
Less distributions from:
Net investment income	—	(0.15)		(0.98)	(0.02)		(0.14)
Net realized gains	—	—		(0.13)	—		—
Total distributions	—	(0.15)		(1.11)	(0.02)		(0.14)
Net asset value, end of year	$11.97	$12.19		$11.30	$12.76		$11.46
Total return (2)	(1.80)%	9.28%		(2.86)%	11.57%		19.11%
Net assets, at end of year (000s)	$104	$189		$858	$211		$1,016	(7)
Ratio of gross expenses to average net assets before expense reimbursement (3)	2.22%	2.17	% (6)	1.95%	2.38	% (5)	2.63	% (4)
Ratio of net expenses to average net assets after expense reimbursement	1.85%	1.85	% (6)	1.85%	2.01	% (5)	2.26	% (4)
Ratio of net investment income (loss) to average net assets	1.41%	1.63	% (6)	0.65%	(0.54	)% (5)	(0.45	)% (4)
Portfolio Turnover Rate	299%	329%		362%	189%		121%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(5)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	Actual net assets, not truncated.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	March 31,	March 31,		March 31,	March 31,		March 31,
Class C (SYMCX)	2025	2024		2023	2022		2021
Net asset value, beginning of year	$11.94	$11.11		$12.63	$11.42		$9.75
Activity from investment operations:
Net investment income (loss) (1)	0.08	0.11		0.01	(0.15)		(0.12)
Net realized and unrealized gain (loss) on investments	(0.38)	0.82		(0.44)	1.36		1.88
Total from investment operations	(0.30)	0.93		(0.43)	1.21		1.76
Less distributions from:
Net investment income	—	(0.10)		(0.96)	—		(0.09)
Net realized gains	—	—		(0.13)	—		—
Total distributions	—	(0.10)		(1.09)	—		(0.09)
Net asset value, end of year	$11.64	$11.94		$11.11	$12.63		$11.42
Total return (2)	(2.51)%	8.46%		(3.53)%	10.60%		18.10%
Net assets, at end of year (000s)	$545	$739		$954	$9		$1,013	(7)
Ratio of gross expenses to average net assets before expense reimbursement (3)	2.97%	2.92	% (6)	2.70%	3.12	% (5)	3.37	% (4)
Ratio of net expenses to average net assets after expense reimbursement	2.60%	2.60	% (6)	2.60%	2.76	% (5)	3.01	% (4)
Ratio of net investment income (loss) to average net assets	0.66%	0.98	% (6)	0.06%	(1.29	)% (5)	(1.20	)% (4)
Portfolio Turnover Rate	299%	329%		362%	189%		121%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(5)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	Actual net assets, not truncated.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	March 31,	March 31,		March 31,	March 31,		March 31,
Class I (SYMIX)	2025	2024		2023	2022		2021
Net asset value, beginning of year	$12.13	$11.30		$12.75	$11.44		$9.75
Activity from investment operations:
Net investment income (loss) (1)	0.20	0.23		0.08	(0.04)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.38)	0.84		(0.40)	1.38		1.89
Total from investment operations	(0.18)	1.07		(0.32)	1.34		1.87
Less distributions from:
Net investment income	—	(0.24)		(1.00)	(0.03)		(0.18)
Net realized gains	—	—		(0.13)	—		—
Total distributions	—	(0.24)		(1.13)	(0.03)		(0.18)
Net asset value, end of year	$11.95	$12.13		$11.30	$12.75		$11.44
Total return (2)	(1.48)%	9.57%		(2.65)%	11.74%		19.37%
Net assets, at end of year (000s)	$40,023	$39,785		$48,961	$34,898		$36,619
Ratio of gross expenses to average net assets before expense reimbursement (3)	1.97%	1.92	% (6)	1.70%	2.12	% (5)	2.38	% (4)
Ratio of net expenses to average net assets after expense reimbursement	1.60%	1.60	% (6)	1.60%	1.76	% (5)	2.01	% (4)
Ratio of net investment income (loss) to average net assets	1.66%	1.98	% (6)	0.71%	(0.29	)% (5)	(0.21	)% (4)
Portfolio Turnover Rate	299%	329%		362%	189%		121%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(5)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Life Sciences and Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	March 31,		March 31,	March 31,		March 31,		March 31,
Class A (LYFAX)	2025		2024	2023		2022		2021
Net asset value, beginning of year	$12.73		$13.18	$13.38		$15.56		$9.55
Activity from investment operations:
Net investment loss (1)	(0.06)		(0.08)	(0.09)		(0.21)		(0.19)
Net realized and unrealized gain (loss) on investments	0.48		(0.03)	0.44		(0.32)		6.55
Total from investment operations	0.42		(0.11)	0.35		(0.53)		6.36
Less distributions from:
Net investment income	(0.25)		—	—		(0.07)		—
Net realized gains	—		(0.34)	(0.55)		(1.58)		(0.35)
Total distributions	(0.25)		(0.34)	(0.55)		(1.65)		(0.35)
Net asset value, end of year	$12.90		$12.73	$13.18		$13.38		$15.56
Total return (2)	3.30%		(0.79)%	3.00%		(2.74)%		66.70%
Net assets, at end of year (000s)	$5,143		$6,622	$3,786		$1,815		$1,300
Ratio of gross expenses to average net assets before expense reimbursement (3)	2.12	% (7)	1.90%	2.00	% (6)	2.11	% (5)	2.78	% (4)
Ratio of net expenses to average net assets after expense reimbursement	1.70	% (7)	1.65%	1.65	% (6)	1.66	% (5)	1.66	% (4)
Ratio of net investment loss to average net assets	(0.54	)% (7)	(0.62)%	(0.71	)% (6)	(1.46	)% (5)	(1.21	)% (4)
Portfolio Turnover Rate	164%		134%	142%		167%		141%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the adviser.

(5)	Includes 0.01% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	Includes 0.05% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Life Sciences and Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	March 31,		March 31,	March 31,		March 31,		March 31,
Class C (LYFCX)	2025		2024	2023		2022		2021
Net asset value, beginning of year	$12.47		$13.01	$13.31		$15.53		$9.55
Activity from investment operations:
Net investment loss (1)	(0.15)		(0.16)	(0.18)		(0.32)		(0.32)
Net realized and unrealized gain (loss) on investments	0.46		(0.04)	0.43		(0.32)		6.65
Total from investment operations	0.31		(0.20)	0.25		(0.64)		6.33
Less distributions from:
Net investment income	(0.14)		—	—		—		—
Net realized gains	—		(0.34)	(0.55)		(1.58)		(0.35)
Total distributions	(0.14)		(0.34)	(0.55)		(1.58)		(0.35)
Net asset value, end of year	$12.64		$12.47	$13.01		$13.31		$15.53
Total return (2)	2.51%		(1.50)%	2.26%		(3.54)%		66.38%
Net assets, at end of year (000s)	$1,795		$2,157	$709		$302		$215
Ratio of gross expenses to average net assets before expense reimbursement (3)	2.87	% (7)	2.65%	2.75	% (6)	2.86	% (5)	3.53	% (4)
Ratio of net expenses to average net assets after expense reimbursement	2.45	% (7)	2.40%	2.40	% (6)	2.41	% (5)	2.41	% (4)
Ratio of net investment loss to average net assets	(1.29	)% (7)	(1.30)%	(1.49	)% (6)	(2.21	)% (5)	(1.96	)% (4)
Portfolio Turnover Rate	164%		134%	142%		167%		141%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the adviser.

(5)	Includes 0.01% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	Includes 0.05% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Life Sciences and Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	March 31,		March 31,	March 31,		March 31,		March 31,
Class I (LYFIX)	2025		2024	2023		2022		2021
Net asset value, beginning of year	$12.83		$13.25	$13.42		$15.59		$9.55
Activity from investment operations:
Net investment loss (1)	(0.04)		(0.06)	(0.06)		(0.18)		(0.14)
Net realized and unrealized gain (loss) on investments	0.49		(0.02)	0.44		(0.31)		6.53
Total from investment operations	0.45		(0.08)	0.38		(0.49)		6.39
Less distributions from:
Net investment income	(0.28)		—	—		(0.10)		(0.00	) (8)
Net realized gains	—		(0.34)	(0.55)		(1.58)		(0.35)
Total distributions	(0.28)		(0.34)	(0.55)		(1.68)		(0.35)
Net asset value, end of year	$13.00		$12.83	$13.25		$13.42		$15.59
Total return (2)	3.54%		(0.56)%	3.22%		(2.47)%		67.02%
Net assets, at end of year (000s)	$37,239		$94,358	$75,021		$29,483		$26,404
Ratio of gross expenses to average net assets before expense reimbursement (3)	1.87	% (7)	1.65%	1.75	% (6)	1.86	% (5)	2.53	% (4)
Ratio of net expenses to average net assets after expense reimbursement	1.45	% (7)	1.40%	1.40	% (6)	1.41	% (5)	1.41	% (4)
Ratio of net investment loss to average net assets	(0.29	)% (7)	(0.40)%	(0.47	)% (6)	(1.21	)% (5)	(0.96	)% (4)
Portfolio Turnover Rate	164%		134%	142%		167%		141%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the adviser.

(5)	Includes 0.01% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(6)	Includes 0.00% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	Includes 0.05% for the year ended March 31, 2025 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Less than $0.01

See accompanying notes to consolidated financial statements.

AlphaCentric Real Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Year Ended		Year Ended	Period Ended
	March 31,	March 31,		March 31,	March 31,
Class A (SIIAX)	2025	2024		2023	2022 (1)
Net asset value, beginning of period	$16.38	$14.86		$17.67	$18.48
Activity from investment operations:
Net investment income (2)	0.78	0.83		0.70	0.40
Net realized and unrealized gain (loss) on investments	0.14	1.73		(2.54)	(0.38	) (6)
Total from investment operations	0.92	2.56		(1.84)	0.02
Less distributions from:
Net investment income	(1.04)	(1.04)		(0.75)	(0.55)
Net realized gains	—	—		—	(0.18)
Return of capital	—	—		(0.22)	(0.10)
Total distributions	(1.04)	(1.04)		(0.97)	(0.83)
Net asset value, end of period	$16.26	$16.38		$14.86	$17.67
Total return (3)(10)	5.69%	17.77%		(10.58)%	0.02%
Net assets, at end of period (000s)	$2,434	$1,257		$467	$246
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(9)	2.41%	2.27	% (8)	2.37%	2.37	% (7)
Ratio of net expenses to average net assets after expense reimbursement (5)(9)	1.74%	1.74	% (8)	1.74%	1.75	% (7)
Ratio of net investment income to average net assets (5)(9)	4.58%	5.21	% (8)	4.42%	2.64	% (7)
Portfolio Turnover Rate (10)	144%	44%		22%	20%

(1)	The AlphaCentric Real Income Fund Class A commenced operations on May 28, 2021.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the period.

(7)	Includes 0.01% for the period ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Real Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Year Ended		Year Ended	Period Ended
	March 31,	March 31,		March 31,	March 31,
Class C (SIICX)	2025	2024		2023	2022 (1)
Net asset value, beginning of period	$16.34	$14.83		$17.64	$18.48
Activity from investment operations:
Net investment income (2)	0.64	0.68		0.51	0.21
Net realized and unrealized gain (loss) on investments	0.16	1.76		(2.47)	(0.31	) (6)
Total from investment operations	0.80	2.44		(1.96)	(0.10)
Less distributions from:
Net investment income	(0.92)	(0.93)		(0.65)	(0.47)
Net realized gains	—	—		—	(0.18)
Return of capital	—	—		(0.20)	(0.09)
Total distributions	(0.92)	(0.93)		(0.85)	(0.74)
Net asset value, end of period	$16.22	$16.34		$14.83	$17.64
Total return (3)(10)	4.93%	16.88%		(11.24)%	(0.61)%
Net assets, at end of period (000s)	$2,309	$1,850		$983	$563
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(9)	3.16%	3.02	% (8)	3.12%	3.12	% (7)
Ratio of net expenses to average net assets after expense reimbursement (5)(9)	2.49%	2.49	% (8)	2.49%	2.50	% (7)
Ratio of net investment income to average net assets (5)(9)	3.83%	4.35	% (8)	3.26%	1.41	% (7)
Portfolio Turnover Rate (10)	144%	44%		22%	20%

(1)	The AlphaCentric Real Income Fund Class C commenced operations on May 28, 2021.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the period.

(7)	Includes 0.01% for the period ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Real Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Year Ended		Year Ended	Period Ended
	March 31,	March 31,		March 31,	March 31,
Class I (SIIIX)	2025	2024		2023	2022 (1)
Net asset value, beginning of period	$16.41	$14.89		$17.69	$18.48
Activity from investment operations:
Net investment income (2)	0.80	0.83		0.62	0.35
Net realized and unrealized gain (loss) on investments	0.17	1.77		(2.42)	(0.29	) (6)
Total from investment operations	0.97	2.60		(1.80)	0.06
Less distributions from:
Net investment income	(1.08)	(1.08)		(0.77)	(0.56)
Net realized gains	—	—		—	(0.18)
Return of capital	—	—		(0.23)	(0.11)
Total distributions	(1.08)	(1.08)		(1.00)	(0.85)
Net asset value, end of period	$16.30	$16.41		$14.89	$17.69
Total return (3)(10)	5.99%	18.00%		(10.29)%	0.23%
Net assets, at end of period (000s)	$44,287	$53,708		$46,511	$45,539
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(9)	2.16%	2.02	% (8)	2.12%	2.12	% (7)
Ratio of net expenses to average net assets after expense reimbursement (5)(9)	1.49%	1.49	% (8)	1.49%	1.50	% (7)
Ratio of net investment income to average net assets (5)(9)	4.83%	5.30	% (8)	3.91%	2.25	% (7)
Portfolio Turnover Rate (10)	144%	44%		22%	20%

(1)	The AlphaCentric Real Income Fund Class I commenced operations on August 1, 2011 and financial highlights above does not include performance prior to May 28, 2021 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the period.

(7)	Includes 0.01% for the period ended March 31, 2022 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2025

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust") was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end investment management company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of thirty-four series. These financial statements include the following series: AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, AlphaCentric Life Sciences and Healthcare Fund and AlphaCentric Real Income Fund. Each series is individually referred to as a “Fund" or collectively as the “Funds” throughout these financial statements. The AlphaCentric Symmetry Strategy Fund is registered as a non-diversified series of the Trust. The AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Life Sciences and Healthcare Fund and AlphaCentric Real Income Fund are diversified series of the Trust. The Funds’ investment adviser is AlphaCentric Advisors, LLC (the “Adviser" or “AlphaCentric").

AlphaCentric Income Opportunities Fund ("AIOF"), commenced operations on May 28, 2015. AIOF’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

AlphaCentric Premium Opportunity Fund ("APOF"), commenced operations as a series of the Trust on September 30, 2016. The predecessor fund of APOF Class I commenced operations on August 31, 2011, as a private investment fund. APOF’s investment objective is long-term capital appreciation.

AlphaCentric Robotics and Automation Fund ("ARAF"), commenced operations on May 31, 2017. ARAF’s investment objective is long-term capital appreciation. Effective December 1, 2018, the Fund’s sub-advisor is Contego Capital Group, Inc.

AlphaCentric Symmetry Strategy Fund ("ASSF"), class A and C commenced operations on August 8, 2019, and Class I commenced operations on September 1, 2014. ASSF’s investment objective is capital appreciation. The Fund’s sub-advisor is Mount Lucas Management LP.

AlphaCentric Life Sciences and Healthcare Fund ("ALSHF"), formerly known as AlphaCentric LifeSci Healthcare Fund, commenced operations on November 29, 2019. ALSHF’s investment objective is long-term capital appreciation. The Fund’s sub-advisor was LifeSci Fund Management LLC. Effective November 1, 2024, the Fund’s sub-advisor is Kennedy Capital Management LLC.

AlphaCentric Real Income Fund ("ARIF"), formerly known as AlphaCentric Strategic Income Fund, commenced operations on May 28, 2021. ARIF’s investment objective is total return through current income and capital appreciation. The Fund’s sub-advisor was Goshen Rock Capital, LLC. Effective November 1, 2024, the Fund’s sub-advisor is CrossingBridge Advisors, LLC.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the respective Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 - Financial Services – Investment Companies including FASB Accounting Standards Update ("ASU") 2013-08.

a)        Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07"). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b)        Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price ("NOCP"). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board") using methods which include current market quotations from a major market maker in the securities and based on methods which

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds"). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represent fair value. Credit default swaps are valued by a pricing agent covering the specific type of swap. Certain credit default swaps (“CDS”) and credit indices are valued independently by Markit; or if no valuation is available from a pricing agent, at the price received from the broker-dealer/counterparty that issued the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap.

Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value (“NAV”) is determined will be valued using alternative market prices provided by a pricing service.

In certain circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Funds may invest in exchange traded funds ("ETFs"). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of March 31, 2025 for the Funds’ assets and liabilities measured at fair value:

AIOF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Non-Agency Residential Mortgage Backed Securities	$—	$242,531,725	$—	$242,531,725
Short-Term Investment	821,269	—	—	821,269
Total	$821,269	$242,531,725	$—	$243,352,994

APOF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
U.S. Government & Agencies	$—	$2,492,531	$—	$2,492,531
Short-Term Investments	28,081,570	—	—	28,081,570
Call Options Purchased	1,818,675	—	—	1,818,675
Put Options Purchased	2,806,538	622,600	—	3,429,138
Unrealized Appreciation on Open Futures Contracts	4,374	—	—	4,374
Total	$32,711,157	$3,115,131	$—	$35,826,288

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Call Options Written	$871,825	$—	$—	$871,825
Put Options Written	3,123,463	550,700	—	3,674,163
Unrealized Depreciation on Open Futures Contracts	61,746	—	—	61,746
Total	$4,057,034	$550,700	$—	$4,607,734

ARAF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$11,970,922	$—	$—	$11,970,922
Exchange-Traded Fund	351,450	—	—	351,450
Investment Purchased as Securities Lending Collateral (b)	—	—	—	3,587,052
Money Market Fund	189,235	—	—	189,235
Total	$12,511,607	$—	$—	$16,098,659

ASSF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$12,270,692	$—	$—	$12,270,692
Exchange-Traded Funds	14,543,599	—	—	14,543,599
U.S. Government & Agencies	—	5,970,372	—	5,970,372
Short-Term Investment	5,180,359	—	—	5,180,359
Unrealized Appreciation on Open Futures Contracts	1,355,074	—	—	1,355,074
Total	$33,349,724	$5,970,372	$—	$39,320,096

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

ASSF (continued)

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Open Futures Contracts	$431,023	$—	$—	$431,023
Unrealized Depreciation on Swap Contracts	—	8,211	—	8,211
Total	$431,023	$8,211	$—	$439,234

ALSHF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$43,300,578	$—	$—	$43,300,578
Short-Term Investments	844,764	—	—	844,764
Total	$44,145,342	$—	$—	$44,145,342

ARIF

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$13,264,682	$—	$—	$13,264,682
Preferred Stocks	3,333,115	—	—	3,333,115
Asset Backed Securities	—	12,129,424	—	12,129,424
Collateralized Mortgage Obligations	—	208,725	—	208,725
Convertible Bonds	—	1,915,361	—	1,915,361
Corporate Bonds	—	11,040,357	—	11,040,357
Term Loans	—	3,316,075	—	3,316,075
U.S. Government & Agencies	—	472,158	—	472,158
Short-Term Investment	1,801,283	—	—	1,801,283
Total	$18,399,080	$29,082,100	$—	$47,481,180

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$—	$19,409	$—	$19,409
Total	$—	$19,409	$—	$19,409

(a)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Schedules of Investments.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

+	See Schedules of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized appreciation (depreciation) on swaps, forwards and futures contracts open as of March 31, 2025.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency contracts in the Statements of Operations. For the year ended March 31, 2025 only ARIF invested in forward foreign currency contracts.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the year ended March 31, 2025, APOF and ASSF invested in futures contracts.

Swap Agreements – The Funds that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing their investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statements of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. For the year ended March 31, 2025 only ASSF invested in credit default swap contracts.

Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the year ended March 31, 2025, only APOF invested in options.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at March 31, 2025 was as follows:

				Fair value of
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	asset/liability derivatives
APOF
	Future Contracts	Equity	Unrealized appreciation on open futures contracts	$4,374
	Future Contracts	Equity	Unrealized depreciation on open futures contracts	(61,746)
			Total	$(57,372)

	Options Purchased	Equity	Investments, At Value	5,247,813
			Total	$5,247,813

	Options Written	Equity	Options Written	4,545,988
			Total	$4,545,988

			Location of derivatives on Statement of Assets and Liabilities	Fair value of
Fund	Derivative	Risk Type	(Consolidated)	asset/liability derivatives
ASSF
	Credit Default Swap Contracts	Credit	Unrealized depreciation on swap contracts	$(8,211)
			Total	$(8,211)

	Future Contracts	Commodity	Unrealized appreciation on open futures contracts	$665,302
		Currency	Unrealized appreciation on open futures contracts	72,367
		Equity	Unrealized appreciation on open futures contracts	4,740
		Interest	Unrealized appreciation on open futures contracts	612,665
	Future Contracts	Commodity	Unrealized depreciation on open futures contracts	(392,624)
		Currency	Unrealized depreciation on open futures contracts	(11,225)
		Interest	Unrealized depreciation on open futures contracts	(27,174)
			Total	$924,051

				Fair value of
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	asset/liability derivatives
ARIF
	Forward Foreign Currency Exchange Contracts	Currency	Unrealized depreciation on forward foreign currency exchange contracts	$(19,409)
			Total	$(19,409)

AlphaCentric Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2025

The effect of derivative instruments on the Statements of Operations for the year ended March 31, 2025 were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
APOF
	Future Contracts	Equity	Net realized gain (loss) from Futures Contracts	$(2,216,733)
	Future Contracts	Equity	Net change in unrealized appreciation (depreciation) on Futures Contracts	(627,586)
			Total	$(2,844,319)

	Options Purchased	Equity	Net realized gain (loss) from Investments	$(3,300,326)
	Options Purchased	Equity	Net change in unrealized appreciation (depreciation) on Investments	191,260
			Total	$(3,109,066)

	Options Written	Equity	Net realized gain (loss) from Options Written	$4,585,712
	Options Written	Equity	Net change in unrealized appreciation (depreciation) on Options Written	73,484
			Total	$4,659,196

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives (Consolidated)	gain (loss) on derivatives
ASSF
	Credit Default Swap Contracts	Credit	Net realized gain (loss) from Swap Contracts	$65,008
	Credit Default Swap Contracts	Credit	Net change in unrealized appreciation (depreciation) on Swap Contracts	(8,540)
			Total	$56,468

	Future Contracts	Commodity	Net realized gain (loss) from Futures Contracts	$(799,052)
		Currency	Net realized gain (loss) from Futures Contracts	(702,925)
		Equity	Net realized gain (loss) from Futures Contracts	20,812
		Interest	Net realized gain (loss) from Futures Contracts	(1,251,029)
			Total	$(2,732,194)

	Future Contracts	Commodity	Net change in unrealized appreciation (depreciation) on Futures Contracts	$(3,072)
		Currency	Net change in unrealized appreciation (depreciation) on Futures Contracts	(156,562)
		Equity	Net change in unrealized appreciation (depreciation) on Futures Contracts	(24,313)
		Interest	Net change in unrealized appreciation (depreciation) on Futures Contracts	515,057
			Total	$331,110
			Total	$(2,401,084)

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
ARIF
	Forward Foreign Currency Exchange Contracts	Currency	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(19,409)
			Totals	$(19,409)

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

During the year ended March 31, 2025, APOF was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2025.

APOF

					Gross Amounts of Assets and Liabilities Not Offset in
					the Statement of Assets and Liabilities
		Gross Amounts	Gross Amounts
		Recognized in	Offset in the	Net Amounts
		the Statements	Statements of	Presented in the
		of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Futures Contracts	StoneX Financial Inc.	$4,374	$—	$4,374	$(4,374)	$—	$—
Total		$4,374	$—	$4,374	$(4,374)	$—	$—	(2)

Liabilities:
Futures Contracts	StoneX Financial Inc.	$61,746	$—	$61,746	$(4,374)	$—	$57,372
Total		$61,746	$—	$61,746	$(4,374)	$—	$57,372	(2)

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

(2)	Total reflects net amount offset with StoneX Financial Inc.

During the year ended March 31, 2025, ASSF was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2025.

ASSF

					Gross Amounts of Assets and Liabilities Not Offset in
					the Consolidated Statement of Assets and Liabilities
		Gross Amounts
		Recognized in	Gross Amounts
		the	Offset in the	Net Amounts
		Consolidated	Consolidated	Presented in the
		Statements of	Statements of	Consolidated
		Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Futures Contracts	Societe Generale	$1,355,074	$—	$1,355,074	$(431,023)	$—	$924,051
Total		$1,355,074	$—	$1,355,074	$(431,023)	$—	$924,051	(2)

Liabilities:
Futures Contracts	Societe Generale	$431,023	$—	$431,023	$(431,023)	$—	$—
Swap Contracts	Societe Generale	8,211	—	8,211	—	—	8,211
Total		$439,234	$—	$439,234	$(431,023)	$—	$8,211	(2)

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

(2)	Total reflects net amount offset with Societe Generale.

During the year ended March 31, 2025, ARIF was subject to a master netting arrangement for the forward foreign currency contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2025.

ARIF

Gross Amounts of Assets and liabilities Presented in
the Statement of Assets and Liabilities
		Gross Amounts	Gross Amounts
		Recognized in	Offset in the	Net Amounts
		the Statements	Statements of	Presented in the
		of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Liabilities:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Forward Foreign Currency Exchange Contracts	US Bank	$19,409	$—	$19,409	$—	$—	$19,409
Total		$19,409	$—	$19,409	$—	$—	$19,409	(2)

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

(2)	Total reflects net amount offset with US Bank.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

The value of derivative instruments outstanding as of March 31, 2025 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year ended March 31, 2025, as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the APOF, ASSF and ARIF.

c)        Federal Income Tax – The Funds qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

During the year ended March 31, 2025, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations as incurred. As of March 31, 2025, the Funds did not incur any interest or penalties. The Trust’s officers have analyzed the Fund’s tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended March 31, 2022 to March 31, 2024, or expected to be taken in the Funds’ March 31, 2025 year-end tax returns.

d)        Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for APOF, ARAF, ASSF and ALSHF. AIOF and ARIF make monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

e)         Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)         Other – Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities utilizing the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

g)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

h)         Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)         Sales charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the APOF, ARAF, ASSF, and ALSHF. A maximum sales charge of 4.75% is imposed on Class A shares of AIOF and ARIF. Investments in Class A shares in all Funds made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For year ended March 31, 2025, there were $0 CDSC fees paid.

j)          Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

k)        Cash and Cash Equivalents – The Funds consider their investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

Consolidation of Subsidiaries – ACSSF Fund Limited ("ASSF-CFC") - The Consolidated Financial Statements of ASSF include the accounts of ASSF-CFC, which is a wholly-owned and controlled foreign subsidiary. ASSF consolidates the results of subsidiaries in which ASSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, ASSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as ASSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

ASSF may invest up to 25% of its total assets in ASSF-CFC, which acts as an investment vehicle in order to effect certain investments consistent with ASSF’s investment objectives and policies.

A summary of ASSF’s investments in ASSF-CFC is as follows:

	Inception
	Date of	ASSF-CFC’s Net Assets at	% of Net Assets at
	ASSF-CFC	March 31, 2025	March 31, 2025
ASSF-CFC	8/8/2019	$3,896,826	9.58%

ASSF-CFC utilizes commodity-based derivative products to facilitate ASSF’s pursuit of its investment objectives. In accordance with its investment objectives and through their exposure to the aforementioned commodity-based derivative products, ASSF may have increased or decreased exposure to one or more of the following risk factors defined below:

Taxation Risk - By investing in commodities indirectly through ASSF-CFC, ASSF obtains exposure to the commodities markets within the federal tax requirements that apply to ASSF.

For tax purposes, ASSF-CFC is an exempted Cayman investment company. ASSF-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, ASSF-CFC is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, ASSF-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the ASSF’s investment company taxable income.

(2)	INVESTMENT TRANSACTIONS

For the year ended March 31, 2025, aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
AIOF	$17,078,515	$130,834,433
APOF	$1,159,808	$1,155,337
ARAF	$9,215,512	$22,191,524
ASSF	$79,693,704	$80,465,090
ALSHF	$111,943,869	$168,698,447
ARIF	$70,417,892	$76,219,756

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment adviser to the Funds pursuant to the terms of the investment advisory agreement (the “Advisory Agreement") with the Trust. Under the terms of the Advisory Agreement, the Adviser directs the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The investment sub-advisers have day-to-day responsibility over their Fund’s portfolios. The Adviser provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Adviser, as of the last day of each month, an annualized fee detailed in the table below. Such fees are computed daily based upon daily average net assets of the respective Fund. The Adviser pays expenses incurred by it in connection with acting as investment adviser to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement).

AlphaCentric Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2025

The Adviser and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Limitation"), approved annually, under which the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) that do not exceed the expense limitation shown in the table below, which is based on each Fund’s average daily net assets.

Expense Limitation

							Advisory Fees
	Advisory						Waived/ Expenses
Fund	Agreement	Class A	Class C	Class I	Expires	Total Advisory fee	Reimbursed
AIOF	1.30%	1.74%	2.49%	1.49%	July 31, 2025	$3,723,081	$297,138
APOF	1.75%	2.24%	2.99%	1.99%	July 31, 2025	1,158,035	177,009
ARAF	1.25%	1.65%	2.40%	1.40%	July 31, 2025	195,759	168,912
ASSF	1.35%	1.85%	2.60%	1.60%	July 31, 2025	547,587	150,163
ALSHF	1.25%	1.65%	2.40%	1.40%	July 31, 2025	913,696	314,249
ARIF	1.50%	1.74%	2.49%	1.49%	July 31, 2025	828,332	372,528

For the year ended March 31, 2025, the Adviser waived advisory fees and reimbursed expenses. The Adviser may recapture a portion of the waived and/or reimbursed amounts. The Adviser may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the Limitation in effect at the time of recoupment, no later than the dates as stated below:

Fund	2026	2027	2028
AIOF	$3,130,818	$686,763	$297,138
APOF	164,482	$153,036	177,009
ARAF	211,574	$199,793	168,912
ASSF	48,215	$138,723	150,163
ALSHF	165,498	$245,808	314,249
ARIF	287,380	$296,073	372,528

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC ("MFund"), an affiliate of the Adviser, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement"). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Adviser): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out of pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/management services fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 for each additional fund; $400 for the Adviser and each sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

A trustee of the Trust is also the controlling member of MFund, the Adviser and Catalyst Capital Advisors, LLC (an investment adviser to other series of the Trust) and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act (the “Independent Trustees"), are paid a quarterly retainer and receive compensation for each special board meeting and risk and compliance committee meeting. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each trustee and officer for his or her travel and other expenses related to attendance at such meetings.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

Ultimus Fund Solutions, LLC ("UFS") provides financial administration, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Certain officers of the Trust are also employees of UFS and MFund, and are not paid any fees directly by the Trust for serving in such capacity.

The Trust has adopted a Master Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC ("NLD") and the Adviser for distribution related expenses. Brokers may receive a 1.00% commission from NLD for the sale of Class C shares.

For the year ended March 31, 2025, the Distributor received the following in underwriter commissions from the sale of Class A shares of the Funds:

Underwriter
Fund	Commissions
AIOF	$55,789
APOF	$1,154
ARAF	$5,663
ASSF	$650
ALSHF	$18,553
ARIF	$43,186

(4)	CREDIT FACILITY

Effective January 24, 2024, the trust amended the Revolving Credit Agreement and entered into a new revolving, uncommitted $100,000,000 line of credit with U.S. Bank National Association (the "2024 Revolving Credit Agreement") that applies to all of the Funds, that is set to expire on January 22, 2025. Borrowings under the 2024 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period January 24, 2024 through January 22, 2025, amounts outstanding to Funds under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $100,000,000; (b) 15% gross market value of AIOF, APOF, ARAF, ASSF, ALSHF and ARIF; or (c) 33.33% of a Fund’s daily market value.

Effective January 22, 2025, the trust amended the Revolving Credit Agreement and entered into a new revolving, uncommitted $75,000,000 line of credit with U.S. Bank National Association (the “2025 Revolving Credit Agreement") that applies to all of the Funds, that is set to expire on January 21, 2026. Borrowings under the 2025 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period January 22, 2025 through March 31, 2025, amounts outstanding to Funds under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $75,000,000; (b) 15% gross market value of AIOF, APOF, ASSF, ALSHF, and ARIF, and 10% gross market value and of ARAF; or (c) 33.33% of a Fund’s daily market value. APOF, ASSF, and ARIF did not borrow during the year ended March 31, 2025. For the year ended March 31, 2025, amounts outstanding to AIOF, ARAF and ALSHF were as follows:

	Periods the line of credit	Interest	Outstanding	Average	Average	Maximum	Maximum
Fund	was drawn on:	Expense	Borrowings	Borrowings	Borrowings Rate	Borrowings	Borrowings Rate
AIOF	4/1/2024-2/10/2025	$217,639	$—	$8,168,307	6.90%	$29,750,000	7.50%
ARAF	5/3/2024-12/17/2024	9,729	—	1,399,000	7.40%	2,500,000	7.50%
ALSHF	11/15/2024-3/6/2025	2,789		1,596,571	6.68%	2,708,000	6.75%

(5)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of March 31, 2025, Charles Schwab owned 36.3% of AIOF. National Financial Services LLC owned 28.9% of APOF. National Financial Services LLC owned 54.9% of ARAF. Hartz Capital Investments LLC owned 67.9% of ASSF. Charles Schwab owned 30.6% of ALSHF. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Hartz Capital Investments LLC, Charles Schwab & Co. Inc., and National Financial Services LLC are also owned beneficially.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the period ended March 31, 2025 (for the tax period-ended November 30, 2024 for the AlphaCentric Income Opportunities Fund) and March 31, 2024 (for the tax period-ended November 30, 2023 for the AlphaCentric Income Opportunities Fund) was as follows:

For the period ended March 31, 2025:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$14,457,945	$—	$10,297,851	$—	$24,755,796
AlphaCentric Premium Opportunity Fund	1,377,961	—	—	—	1,377,961
AlphaCentric Robotics and Automation Fund	—	—	—	—	—
AlphaCentric Symmetry Strategy Fund	—	—	—	—	—
Fund	1,154,717	—	—	—	1,154,717
AlphaCentric Real Income Fund	2,925,414	639,795	—	—	3,565,209

For the period ended March 31, 2024:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$19,949,538	$—	$18,596,048	$—	$38,545,586
AlphaCentric Premium Opportunity Fund	—	—	—	—	—
AlphaCentric Robotics and Automation Fund	—	—	—	—	—
AlphaCentric Symmetry Strategy Fund	792,289	—	—	—	792,289
AlphaCentric Life Sciences and Healthcare Fund	2,693,130	—	—	—	2,693,130
AlphaCentric Real Income Fund	2,952,718	850,799	—	—	3,803,517

As of each Fund’s tax year-ended March 31, 2025 (for the tax period-ended November 30, 2024, for the AlphaCentric Income Opportunities Fund), the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
AlphaCentric Income Opportunities Fund	$—	$—	$—	$—	$(338,202,427)	$—	$63,421,662	$(274,780,765)
AlphaCentric Premium Opportunity Fund	—	1,003,698	—	(2,152,687)	(2,026,456)	—	(1,459)	(3,176,904)
AlphaCentric Robotics and Automation Fund	—	—	—	(26,996)	(658,438)	—	(1,282,570)	(1,968,004)
AlphaCentric Symmetry Strategy Fund	—	—	—	—	(2,137,307)	217,678	1,131,267	(788,362)
AlphaCentric Life Sciences and Healthcare Fund	—	615,362	—	—	(6,042,593)	—	(2,142,463)	(7,569,694)
AlphaCentric Real Income Fund	—	—	—	(643,722)	—	—	(816,965)	(1,460,687)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open 1256 futures, options, swaps and passive foreign investment companies, adjustments for partnerships and the ASSF Fund’s wholly owned subsidiary.

The unrealized appreciation in the table above includes unrealized foreign currency gains (losses) of $(531), $(1,483) and $534 for AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, and AlphaCentric Real Income Fund, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	—
AlphaCentric Robotics and Automation Fund	26,996
AlphaCentric Symmetry Strategy Fund	—
AlphaCentric Life Sciences and Healthcare Fund	—
AlphaCentric Real Income Fund	97,293

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	2,152,687
AlphaCentric Robotics and Automation Fund	—
AlphaCentric Symmetry Strategy Fund	—
AlphaCentric Life Sciences and Healthcare Fund	—
AlphaCentric Real Income Fund	546,429

At March 31, 2025, the Funds (for the tax period-ended November 30, 2024, for the AlphaCentric Income Opportunities Fund) had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
AlphaCentric Income Opportunities Fund	$338,202,427	$—	$338,202,427	$2,774,104
AlphaCentric Premium Opportunity Fund	796,343	1,230,113	2,026,456	998,122
AlphaCentric Robotics and Automation Fund	658,438	—	658,438	3,641,368
AlphaCentric Symmetry Strategy Fund	431,900	1,705,407	2,137,307	1,172,955
AlphaCentric Life Sciences and Healthcare Fund	—	6,042,593	6,042,593	—
AlphaCentric Real Income Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, prior year true up adjustment, and the ASSF Fund’s wholly owned subsidiary, resulted in reclassifications for the Funds for the year ended March 31, 2025 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
AlphaCentric Income Opportunities Fund	$—	$—
AlphaCentric Premium Opportunity Fund	—	—
AlphaCentric Robotics and Automation Fund	(1,406)	1,406
AlphaCentric Symmetry Strategy Fund	(727,574)	727,574
AlphaCentric Life Sciences and Healthcare Fund	—	—
AlphaCentric Real Income Fund	(166,744)	166,744

(7)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The Funds for the year ended March 31, 2025 (except for the AlphaCentric Income Opportunities Fund in which its tax period-ended November 30, 2024 cost has been adjusted for March 31, 2025 activity)

				Tax Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
Portfolio	Tax purposes	Appreciation	Depreciation	(Depreciation)
AlphaCentric Income Opportunities Fund	$187,548,614	$67,333,457	$(11,529,077)	$55,804,380
AlphaCentric Premium Opportunity Fund	31,220,013	100,983	(102,442)	(1,459)
AlphaCentric Robotics and Automation Fund	17,380,698	2,139,279	(3,421,318)	(1,282,039)
AlphaCentric Symmetry Strategy Fund	37,844,327	2,326,751	(1,194,002)	1,132,749
AlphaCentric Life Sciences and Healthcare Fund	46,287,805	1,821,810	(3,964,273)	(2,142,463)
AlphaCentric Real Income Fund	48,298,679	712,080	(1,529,579)	(817,499)

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

(8)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

APOF currently invests a significant portion of its assets in the First American Government Obligations Fund, Class X (“FXFXX”). The Fund may redeem its investment in FXFXX at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The Fund’s performance will be directly affected by the performance of FXFXX. The financial statements of FXFXX, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2025, the Fund owns 42.8% of FXFXX.

(9)	UNDERLYING FUND RISK

The Funds in the normal course of business make investments in financial instruments and derivatives where the risk of potential loss exists due to changes in the market or failure or inability of the counterparty to a transaction to perform. See below for a detailed description of select principal risks.

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Wholly-Owned Subsidiary Risk: ASSF-CFC is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which ASSF and ASSF-CFC, respectively, are organized, could result in the inability of ASSF and/or ASSF-CFC to operate as described in the Prospectus and could negatively affect ASSF and their shareholders. Your cost of investing in ASSF will be higher because you indirectly bear the expenses of ASSF-CFC.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Swap Counterparty Credit Risk: The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges, clearinghouse, as counterparty, guarantees against default.

Commodity Risk: Investing in the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Exchanges Risk: A portion of the derivatives trades made by the Funds may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

Fixed Income Risk: When the Funds invest in fixed income securities, the value of your investment in each will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). If the U.S. Federal Reserve’s Federal Open Market Committee ("FOMC") raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to each Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures and Forwards Contract Risk: For APOF and ASSF the successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk: APOF, ASSF and ARIF may use derivatives (including options, futures, forwards, swaps and options on futures) to enhance returns or hedge against market declines. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk: There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, APOF assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, the Fund’s written calls exposes it to potentially unlimited losses.

Market Risk: Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change or climate-related events; the spread of infectious illnesses or other public health issues; tariffs and trade wars; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Please refer to each Fund’s prospectus for a full listing of risks associated with the investments.

(10)	SECURITIES LENDING

ARAF has entered into a Securities Lending Agreement with the US Bank NA ("US Bank"). ARAF can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The cash collateral is invested in short-term investments as noted in the ARAF’s Schedule of Investments. ARAF also continues to receive interest or dividends on the securities loaned. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2025

material default, will be paid to ARAF. A portion of the income generated by the investment in ARAF’s collateral, net of any rebates paid by US Bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to ARAF.

Although risk is mitigated by the collateral, ARAF could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, ARAF has the right to repurchase the securities using the collateral in the open market.

ARAF receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. ARAF held $3,587,052 as of March 31, 2025. The remaining contractual maturity of all securities lending transactions is overnight and continuous. ARAF is not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by ARAF on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the ARAF’s Statement of Operations.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of March 31, 2025:

					Gross Amounts Not Offset in the Statement of
					Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets	the Statement of	Financial	Cash Collateral		Net Amount of
Assets:	Recognized Assets	& Liabilities	Assets & Liabilities	Instruments Pledged	Received *		Assets
ARAF
Description:
Securities Loaned	$3,375,892	$—	$3,375,892		$3,375,892	*	$—
Total	$3,375,892	$—	$3,375,892	$—	$3,375,892		$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged.

The fair value of the securities loaned for ARAF totaled $3,375,892 as of March 31, 2025. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested that totaled $3,587,052 for ARAF at March 31, 2025. This amount is offset by a liability recorded as “Payable upon return of securities loaned.” The contractual maturity of securities lending transactions is on an overnight and continuous basis. The Funds cannot pledge or resell the collateral.

(11)	LEGAL PROCEEDINGS

On July 30, 2020, an investor in AIOF filed a putative class action in Florida state court, naming the adviser, the Trust, and others as defendants. Plaintiff alleges that AIOF misrepresented that it held no more than 15% of its assets in illiquid securities, among other things, and asserts violations of Sections I I, 12(a)(2) and 15 of the Securities Act of 1933. The Florida action was dismissed it prejudice on September 22, 2021.

On October 14, 2020, the same Plaintiff filed a nearly identical putative class action in New York State Court against the same defendants. That complaint was amended on February 26, 2021, which added two additional defendants, including sub-advisor Garrison Point LLC. On February 16, 2023, the New York court dismissed all but one claim for failure to state a claim. The defendants believe the remaining claim is meritless and intend to contest it vigorously. An estimated $344,739 that is subject to insurance reimbursement in connection with this action is listed in the Statement of Assets and Liabilities for AIOF under “Due from insurance”.

(12)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, AlphaCentric Life Sciences and Healthcare Fund, and AlphaCentric Real Income Fund and Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of Mutual Fund Series Trust, as of March 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

AlphaCentric Income Opportunities
Fund, AlphaCentric Premium
Opportunity Fund, AlphaCentric
Robotics and, Automation Fund
AlphaCentric Symmetry Strategy Fund*
and, AlphaCentric Life Science and
Healthcare Fund (formerly AlphaCentric
LifeSci Healthcare Fund)

	For the year ended March 31, 2025	For the years ended March 31, 2025 and 2024	For the years ended March 31, 2025, 2024, 2023, 2022, and 2021
AlphaCentric Real Income Fund (formerly AlphaCentric Strategic Income Fund)	For the year ended March 31, 2025	For the years ended March 31, 2025 and 2024	For the years ended March 31, 2025, 2024, 2023, and for the period from May 28, 2021 (commencement of operations) through March 31, 2022

*	The financial statements referred to above are Consolidated Financial Statements.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
May 30, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2025

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

This information is included in Item 7, as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of the Renewal of the Advisory Agreement between the Mutual Fund Series Trust and AlphaCentric Advisors, LLC with respect to the AlphaCentric Income Opportunities Fund, AlphaCentric Life Sciences and Healthcare Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Symmetry Strategy Fund, AlphaCentric Real Income Fund, and AlphaCentric Robotics and Automation Fund

At a meeting held on November 18 and 22, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of the advisory agreement (the “Advisory Agreement”) between the Trust and AlphaCentric Advisors LLC (“AlphaCentric”) with respect to the AlphaCentric Income Opportunities Fund (“AlphaCentric IO”), AlphaCentric Life Sciences and Healthcare Fund, (“AlphaCentric LH”), AlphaCentric Premium Opportunity Fund, (“AlphaCentric PO”), AlphaCentric Symmetry Strategy Fund (“AlphaCentric SS”), AlphaCentric Robotics and Automation Fund, (“AlphaCentric RA”), and AlphaCentric Real Income Fund (“AlphaCentric RI”) (collectively, the “AlphaCentric Funds”).

The Board examined AlphaCentric’s responses to a series of questions regarding, among other things, its advisory services provided to the AlphaCentric Funds, comparative fee and expense information, and AlphaCentric’s profitability from managing the AlphaCentric Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed AlphaCentric’s key personnel and noted that it was familiar with the level of service AlphaCentric provided. The Board noted that AlphaCentric provided oversight of the sub-advisers for the AlphaCentric Funds adding that AlphaCentric reviewed and analyzed portfolio risk for the AlphaCentric Fuds and oversaw each sub-adviser’s risk management program. The Board acknowledged that AlphaCentric served as Rule 2a-5 valuation designee for the AlphaCentric Funds and continuously monitored liquidity requirements to ensure compliance with Rule 22e-4. The Board discussed AlphaCentric’s compliance program and agreed that it was appropriately focused on risk management. The Board determined that AlphaCentric provided quality, comprehensive services to the AlphaCentric Funds.

Performance. The Board reviewed the performance of each AlphaCentric Fund relative to its peer group, Morningstar category and benchmark index.

AlphaCentric IO: The Board discussed that AlphaCentric IO underperformed its peer group, benchmark index, and both Morningstar categories for the 1-, 3-, and 5-year periods. The Board recognized that the sub-adviser explained that the underperformance was due to increased interest rates and AlphaCentric IO’s concentration in subprime non-agency residential mortgage-backed securities. The Board noted that the Fund outperformed the peer group average, benchmark index, and nontraditional bond Morningstar category for the since inception period.

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2025

AlphaCentric LH: The Board observed that the Fund underperformed all benchmarks for the 1-year period but outperformed the peer group average and Morningstar category for the 3- year and since inception periods. The Board noted that AlphaCentric LH underperformed the S&P 500 total return index and S&P 500 healthcare sector total return index for the 3-year period but greatly outperformed the S&P 500 biotechnology total return index for both the 3-year and since inception periods. The Board noted that the sub-adviser explained that the recent underperformance was due to the Fund’s focus on small- and mid-cap securities which had not performed as well as large-cap securities included in most of the peer group funds. The Board acknowledged that AlphaCentric LH had recently changed sub-advisers.

AlphaCentric PO: The Board commented that AlphaCentric PO trailed all benchmarks for the 1-year and 3-year periods but outperformed the peer group average and Options Trading Morningstar category for the 5-year and 10-year periods. The Board recognized the sub-adviser’s explanation that AlphaCentric PO’s portfolio was only 60% invested in equities and thus was unable to track the S&P 500 total return index performance during extended periods of high returns.

AlphaCentric SS: The Board observed that AlphaCentric SS trailed all benchmarks for the 1-year period but outperformed all benchmarks for the 3-year period and outperformed the peer group average, Morningstar category and BofA Merryl Lynch 3-month T-Bill Index for the 3-year and 5-year periods. The Board noted that the Fund’s traditional component contributed positively to returns but the alternative component detracted from performance.

AlphaCentric RI: The Board discussed that AlphaCentric RI outperformed all benchmarks for the 3-, 5-, and 10-year periods and outperformed all benchmarks except the Real Estate category for the 1-year period. The Bord recognized that the sub-adviser attributed this underperformance to the Fund’s investments in equities and fixed income, compared to the Real Estate category’s focus on equities. The Board noted that the sub-adviser for AlphaCentric RI had recently changed.

AlphaCentric RA: The Board commented that AlphaCentric RA trailed all benchmarks for all time periods. The Board discussed the sub-adviser’s explanation that the Fund’s portfolio was concentrated in small- and mid-cap robotics securities which underperformed the more technology focused large-cap securities included in the peer group funds and benchmark indices. The Board continued to discuss AlphaCentric RA’s performance relative to its benchmarks.

After discussion, the Board concluded that the performance of each AlphaCentric Fund was acceptable.

Fees and Expenses.

AlphaCentric IO: The Board observed that AlphaCentric IO’s advisory fee of 1.30% was above the peer group range but was within the range of the Multisector Bond and Nontraditional Bond Morningstar categories. The Board noted that with the expense limitation in place, the net advisory fee received was above the peer group median and average but well with the range. The Board discussed that the net expense ratio for AlphaCentric IO was above the median and average for the peer group and Morningstar categories but well within each range.

AlphaCentric LH: The Board discussed that the advisory fee of 1.25% for AlphaCentric LH was tied for the highest in the peer group and Morningstar category. The Board noted that the net advisory fee received was above the median and average but within the range for both the peer group and Morningstar category. The Board added that the net expense ratio was above the median and average for the peer group and Morningstar category but well below the highs for both.

AlphaCentric PO: The Board noted that AlphaCentric PO’s advisory fee of 1.75 was tied for the highest in the range of the peer group and Options Trading Morningstar category but the net advisory fee received was well within the range for both. The Board discussed that the net expense ratio was above the median and average for both the peer group and Morningstar category but within the ranges.

AlphaCentric SS: The Board observed that the advisory fee of 1.35% for AlphaCentric SS was above the median and average for the peer group and Morningstar category but well below the highs for each. The Board noted that the net expense ratio was below the median and average for the peer group and tied with the median and below the average for the Morningstar Multi-strategy category.

AlphaCentric RI: The Board noted that AlphaCentric’s advisory fee of 1.50% was above the peer group median and average but within the range. The Board acknowledged that the advisory fee was above the range of the Real Estate category but within the

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2025

range of the Nontraditional Bond category. The Board added that the net expense ratio was above the peer group median but below the average and was above the median and average for both Morningstar categories but far below the highs for each.

AlphaCentric RA: The Board noted that the advisory fee of 1.25% was tied for the high for both the peer group and Morningstar category but that the net advisory fee received was 0.56% which was far below the median and average fees for both the peer group and Morningstar category. The Board commented that the net expense ratio was above the median for the peer group and above the peer group average but was well within the range and was above the median and average for the Morningstar category but within the range.

The Board concluded that the advisory fee paid by each of the AlphaCentric Funds to AlphaCentric was not unreasonable.

Profitability. The Board reviewed the financial information provided by AlphaCentric included the Meeting Materials and discussed AlphaCentric’s profitability from its services to each of the AlphaCentric Funds. The Board acknowledged that AlphaCentric operated AlphaCentric RA, AlphaCentric SS, and AlphaCentric RI at a loss. The Board observed that AlphaCentric received minimal profits from advising AlphaCentric IO and AlphaCentric LH and received a moderate profit from advising AlphaCentric PO. After further discussion, the Board determined these profits were not excessive.

Economies of Scale. The Board noted that the advisory agreement with AlphaCentric did not include breakpoints to reduce the fee rate based on certain levels of assets but noted that AlphaCentric had agreed to lower the advisory fee for certain AlphaCentric Funds within the last few years. The Board acknowledged that there had been a steady decrease in assets for the Funds and thus AlphaCentric likely did not benefits from material economies of scale.

Conclusion. Having requested and received such information from AlphaCentric as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of each AlphaCentric Fund and its respective shareholders.

Approval of renewal of Sub-Advisory Agreement between AlphaCentric Advisors, LLC and Garrison Point Capital Management, LLC with respect to AlphaCentric Income Opportunities Fund

At a meeting held on November 18 and 24, 2024, the Board, including a majority of the Independent Trustee,” and collectively the Independent Trustees discussed the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric and Garrison Point Capital Management, LLC (“Garrison Point”) with respect to the AlphaCentric IO.

The Board examined Garrison Point’s responses to a series of questions regarding, among other things, its sub-advisory services provided to AlphaCentric IO, comparative fee and expense information, and Garrison Point’s profitability from sub-advising AlphaCentric IO. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board discussed the services provided to AlphaCentric IO by Garrison Point, noting that Garrison Point provided portfolio monitoring, research services and trade execution services. The Board noted that Garrison Point managed the portfolio in a manner designed to allocate assets that offered the best risk-adjusted values at a given time. The Board discussed that Garrison Point’s investment teams held weekly meetings to review portfolio allocations and that Garrison Point documented and tracked all transactions to ensure compliance with Fund and Trust requirements. The Board noted that there were no materials compliance issues since the last renewal. The Board discussed that the adviser had recommended continuing the sub-advisory agreement with Garrison Point. After further discussion, the Bord concluded that the nature, extent and quality of services provided by Garrison Point were satisfactory.

Performance. The Board observed that AlphaCentric IO underperformed its peer group, benchmark index for the 1-, 3-, and 5-year periods. The Board discussed that Garrison Point attributed the underperformance to increased interest rates noting that AlphaCentric IO was concentrated in subprime non-agency residential mortgage-backed securities. The Board noted that the Fund outperformed the peer group average, benchmark index, and Nontraditional Bond Morningstar category for the since inception period. After further discussion, the Board concluded that AlphaCentric IO’s performance was acceptable.

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2025

Fees and Expenses. The Board noted that Garrison Point received 50% of the net advisory fees earned by AlphaCentric, with a maximum annual fee of 0.65% of average net assets. The Board noted that this was less than Garrison Point charged to other accounts and private funds. After further discussion, the Board concluded that the sub-advisory fee charged with respect to AlphaCentric IO and the allocation of fees between AlphaCentric and Garrison Point were not unreasonable.

Profitability. The Board noted that Garrison Point earned a reasonable profit from sub-advising AlphaCentric IO. The Board noted that Garrison Point’s profit analysis included the annual base salary and benefits paid to the portfolio managers and managing director for their services to the Fund. The Board considered other benefits Garrison Point received, including soft dollar arrangements. After further discussion, the Board determined that excessive profitability was not an issue.

Economies of Scale. The Board considered whether Garrison Point benefits from economies of scale. The Board discussed AlphaCentric’s IO’s drop in assets and acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board concluded that Garrion Point did not appear to have materially benefitted from economies of scale.

Conclusion. Having requested and received such information from Garrison Point as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of AlphaCentric IO and its shareholders.

Approval of the Sub-Advisory Agreement between AlphaCentric Advisors, LLC and Kennedy Capital Management LLC with respect to AlphaCentric Life Sciences and Healthcare Fund.

At a meeting held on October 24, 2024, the Board, including a majority of the Independent Trustee discussed the sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric and Kennedy Capital Management LLC (“Kennedy”) with respect to the AlphaCentric LH.

The Board examined Kennedy’s responses to a series of questions regarding, among other things, its sub-advisory services provided to AlphaCentric LH, comparative fee and expense information, and Kennedy’s profitability from sub-advising AlphaCentric LH. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board observed that the key personnel from Kennedy had extensive experience in the industry. The Board noted that the Chief Compliance Officer had been at Kennedy for over 20 years and had a strong compliance background. The Board discussed that Kennedy would be responsible for the implementation of the Fund’s investment strategy including research and investment decisions. The Board recognized that Kennedy would also be responsible for risk management and the execution of transactions for AlphaCentric LH. The Board remarked that Kennedy utilized a number of proprietary tools to help analyze potential investments and determine potential return on invested capital (ROIC). The Board agreed that Kennedy had the experience and resources necessary to provide quality services to AlphaCentric LH.

Performance. The Board reviewed the performance of a similar strategy advised by Kennedy. The Board noted that the strategy slightly underperformed the benchmark index for the 1-year period but outperformed the benchmark index for the since inception period. The Board concluded that Kennedy had the potential to provide favorable returns to AlphaCentric LH shareholders.

Fees and Expenses. The Board discussed the proposed sub-advisory fee and the allocation of fees between the Adviser and Kennedy relative to their respective duties and agreed that the allocation as appropriate. The Board compared the sub-advisory fee charged by Kennedy for managing other accounts with similar strategies. The Board concluded that the sub-advisory fee to be charged with respect to AlphaCentric LH was not unreasonable.

Profitability. The Board discussed the profitability analysis provided by Kennedy and noted that it anticipated realizing a modest profit in connection with sub-advising AlphaCentric LH during the first and second year of the Sub-Advisory Agreement. The Board concluded that those projected profits were not excessive.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of AlphaCentric LH. The Board agreed that this was primarily an adviser-level issue and had been considered with respect to the

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2025

overall advisory agreement, taking into consideration the impact of the sub-advisory expense. The Board noted that it would continue to revisit the issue as time progressed.

Conclusion. Having requested and received such information from Kennedy as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between AlphaCentric and Kennedy, and as assisted by the advice and guidance of counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interests of AlphaCentric LH and its shareholders.

Approval of the Renewal of the Sub-Advisory Agreement between AlphaCentric Advisors, LLC and Mount Lucas Management LP with respect to AlphaCentric Symmetry Strategy Fund

At a meeting held on November 18 and 24, 2024, the Board, including a majority of the Independent Trustee discussed the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric and Mount Lucas Management LP (“Mount Lucas”) with respect to the AlphaCentric SS.

The Board examined Mount Lucas’ responses to a series of questions regarding, among other things, its sub-advisory services provided to AlphaCentric SS, comparative fee and expense information, and Mount Lucas’ profitability from sub-advising AlphaCentric SS. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key investment personnel who were responsible for providing sub-advisory services to AlphaCentric SS, taking into consideration their education and experience. The Board noted that Mount Lucas was responsible for implementing the Fund’s investment strategy. The Board acknowledged that the investment strategy for AlphaCentric SS was complex, and that Mount Lucas utilized proprietary software systems to implement the investment strategy. The Board discussed that Mount Lucas conducted extensive research and continuous compliance monitoring and regulatory services to the Fund. The Board agreed that Mount Lucas had the experience and resources necessary to continue providing quality services to AlphaCentric SS.

Performance. The Board reviewed that AlphaCentric SS trailed all benchmarks for the 1-year period but outperformed all benchmarks for the 3-year period and outperformed the peer group average, Morningstar category and BofA Merrill Lynch 3-month T-Bill Index for the 3-year and 5-year periods. The Board noted that Mount Lucas explained that the Fund’s traditional component contributed positively to returns but the alternative component detracted from recent performance. The Board concluded that the performance of AlphaCentric SS was acceptable.

Fees and Expenses. The Board discussed the fees paid to Mount Lucas and the allocation of fees between Mount Lucas and AlphaCentric relative to their respective duties and other factors. The Board noted that Mount Lucas received 100% of the net management fees from Fund accounts converted from its predecessor fund and 50% of the net management fee from all other assets in the Fund. The Board noted that the fee charged to the Fund was lower than the average that Mount Lucas charged for other accounts. After further discussion, the Board concluded that the sub-advisory fees received by Mount Lucas from AlphaCentric for AlphaCentric SS were not unreasonable.

Profitability. The Board observed that Mount Lucas advised AlphaCentric SS at a loss and therefore excessive profits was not a concern at this time.

Economies of Scale. The Board discussed whether AlphaCentric SS had reached the size where Mount Lucas benefitted from economies of scale. The Board acknowledged economies of scale were an issue primarily considered by the Board when evaluating the advisory agreement. The Board concluded that it was unlikely that Mount Lucas benefitted from material economies of scale and the Board would review annually.

Conclusion. Having requested and received such information from Mount Lucas as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between AlphaCentric and Mount Lucas, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of AlphaCentric SS and its shareholders.

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2025

Approval of the Renewal of the Sub-Advisory Agreement between AlphaCentric Advisors LLC and Contego Capital Group, Inc. with respect to AlphaCentric Robotics and Automation Fund

At a meeting held on November 18 and 24, 2024, the Board, including a majority of Independent Trustee discussed the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric and Contego Capital Group, Inc. (“Contego”) with respect to the AlphaCentric RA.

The Board examined Contego’s responses to a series of questions regarding, among other things, its sub-advisory services provided to AlphaCentric RA, comparative fee and expense information, and Contego’s profitability from sub-advising AlphaCentric RA. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board discussed the key personnel for Contego, noting that there were no changes to the personnel involved in servicing AlphaCentric RA. The Board observed that Contego conducted research and analysis, constructed the portfolio, and executed trades on behalf of AlphaCentric RA. The Board noted that Contego continuously monitored the Fund’s investments to ensure compliance with the Fund and Trust requirements, maintained records and furnished reports related to Fund assets. The Board noted that Contego reported no compliance issues and no material litigation since the last renewal. The Board concluded that Contego had provided quality services to the Fund.

Performance. The Board observed that AlphaCentric RA trailed all benchmarks for all time periods. The Board reviewed Contego’s explanation that AlphaCentric RA’s portfolio was concentrated in small- and mid-cap robotics securities which underperformed the more technology focused, large-cap securities included in the peer group funds and benchmark indices. The Board concluded that the performance of AlphaCentric RA was acceptable given its mandated focus on robotics.

Fees and Expenses. The Board observed that Contego received a maximum sub-advisory fee of 0.625%, or 50% of the net advisory fee paid to AlphaCentric. The Board discussed the fee split between AlphaCentric and Contego in relation to the responsibilities of each party. The Board concluded that the sub-advisory fee received by Contego for AlphaCentric RA was not unreasonable.

Profitability. The Board reviewed the profitability analysist provided by Contego, noting that Contego sub-advised AlphaCentric RA at a reasonable profit. The Board noted that Contego also benefitted from soft dollars. After further discussion regarding the profitability and indirect benefits Contego received, the Board concluded that excessive profitability for AlphaCentric RA was not an issue at this time.

Economies of Scale. The Board considered whether AlphaCentric RA had reached the size where Contego would benefit from economies of scale. The Board acknowledged economies of scale were an issue primarily considered by the Board when evaluating the advisory agreement. They discussed Contego’s participation in the Fund’s expense limitation arrangement. The Board agreed it was unlikely that Contego benefitted from any meaningful economies of scale at current asset levels.

Conclusion. Having requested and received such information from Contego as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between AlphaCentric and Contego, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of AlphaCentric RA and its shareholders.

Approval of a Sub-Advisory Agreement between AlphaCentric Advisors, LLC and CrossingBridge Advisors, LLC respect to AlphaCentric Real Income Fund

At a meeting held on October 24, 2024, the Board, including a majority of Independent Trustee discussed a new sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric and CrossingBridge Advisors, LLC (“CrossingBridge”) with respect to the AlphaCentric RI.

The Board examined CrossingBridge’s responses to a series of questions regarding, among other things, its sub-advisory services provided to AlphaCentric RI, comparative fee and expense information, and CrossingBridge’s profitability from sub-advising AlphaCentric RI. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2025

comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the professional and educational credentials of CrossingBridge’s key personnel and noted CrossingBridge had $3.2 billion in assets under management. The Board discussed the sub-advisory services to be provided to AlphaCentric RI, noting that CrossingBridge would provide compliance services, conduct research, and make investment decisions regarding the Fund’s portfolio. The Board noted that CrossingBridge utilized an order management system that would be coded with the Fund’s investment guidelines to ensure compliance with trading policies and fund investment restrictions. The Board commented that CrossingBridge’s CCO also conducted monthly testing of the procedures. The Board observed that CrossingBridge reported no material compliance, litigation, or regulatory issues within the past 36 months. The Board agreed that CrossingBridge had the experience and resources necessary to provide quality services to AlphaCentric RI.

Performance. The Board discussed the performance information provided for other fixed income funds advised by CrossingBridge. The Board acknowledged that these funds had different investment strategies from AlphaCentric RI but that the overall performance of the funds was strong. The Board commented that an ultra-short duration fund managed by CrossingBridge outperformed its benchmark indices for all time periods and the strategic income fund it managed outperformed all its benchmark indices for the year 3- and 5-year periods. The Board concluded that CrossingBridge had the potential to provide favorable returns to Fund shareholders.

Fees and Expenses. The Board discussed the proposed sub-advisory fee, noting that the Adviser would compensate CrossingBridge on a tiered fee structure based on the Fund’s average daily net asset value. The Board discussed the sub-advisory fee over different asset levels and in relation to the allocation of fees and responsibilities between the Adviser and CrossingBridge. The Board concluded that the sub-advisory fee was not unreasonable.

Profitability. The Board reviewed the profit analysis provided by CrossingBridge. It noted that CrossingBridge projected earning a modest profit during the initial two-year term if estimated asset levels were achieved. The Board concluded that based on the information provided by CrossingBridge, the estimated profitability was not excessive.

Economies of Scale. The Board considered whether CrossingBridge would realize economies of scale with respect to the sub-advisory services provided by CrossingBridge. The Board recognized that this was primarily an adviser level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expenses and the estimated growth of the Fund.

Conclusion. Having requested and received such information from CrossingBridge as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and as assisted by the advice and guidance of counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interests of AlphaCentric RI and its shareholders.

Mutual Fund Series Trust
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

ADVISER
AlphaCentric Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
8101 East Prentice Ave Suite 750
Greenwood Village, CO 80111

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive. Suite 302
Milwaukee, WI 53212

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By (Signature and Title)

/s/ Michael Schoonover
Michael Schoonover, Principal Executive Officer/President

Date	6/9/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael Schoonover
Michael Schoonover, Principal Executive Officer/President

Date	6/9/25

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	6/9/25